Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (39.4%)
Communication Services (3.0%)
AST SpaceMobile, Inc.*
8,000,000 4.250%, 03/01/32~ $ 34,616,480
15,000,000 2.375%, 10/15/32 27,343,350
15,036,000 2.000%, 01/15/36 20,556,317
7,500,000 Bandwidth, Inc.~
0.500%, 04/01/28 6,619,725
7,500,000 IMAX Corp.*
0.750%, 11/15/30 8,023,425
37,190,000 JD.com, Inc.~
0.250%, 06/01/29 37,543,305
Live Nation Entertainment, Inc.
15,000,000 3.125%, 01/15/29~ 22,121,400
5,996,000 2.875%, 01/15/30^ 6,375,787
15,000,000 2.875%, 10/15/31* 14,977,650
Lyft, Inc.
6,000,000 0.625%, 03/01/29^ 6,788,100
20,000,000 0.000%, 09/15/30* 21,144,800
21,845,000 MakeMyTrip Ltd.*
0.000%, 07/01/30 20,110,289
15,000,000 Match Group Financeco 2, Inc.*~
0.875%, 06/15/26 14,841,750
40,000,000 Match Group Financeco 3, Inc.*~
2.000%, 01/15/30 36,110,000
66,589,000 Sea Ltd.~
0.250%, 09/15/26 64,911,623
Snap, Inc.
8,952,000 0.500%, 05/01/30 7,720,652
24,076,000 0.125%, 03/01/28~ 22,089,248
10,383,000 Sphere Entertainment Co.
3.500%, 12/01/28 28,695,497
25,000,000 Trip.com Group Ltd.~
0.750%, 06/15/29 28,376,750
15,000,000 TripAdvisor, Inc.~
0.250%, 04/01/26 14,892,600
27,000,000 Uber Technologies, Inc. Series
2028^
0.875%, 12/01/28 34,598,070
4,000,000 Weibo Corp.
1.375%, 12/01/30 4,738,360
15,000,000 Xiaomi Best Time International
Ltd.*
0.000%, 12/17/27 16,818,900
20,000,000 Ziff Davis, Inc.
1.750%, 11/01/26 19,639,000
519,653,078
Consumer Discretionary (7.5%)
106,893,000 Airbnb, Inc.~
0.000%, 03/15/26 106,339,294
175,000,000 Alibaba Group Holding Ltd.^
0.500%, 06/01/31 308,022,750
8,000,000 Cheesecake Factory, Inc.*^
2.000%, 03/15/30 8,438,400
7,000,000 Cracker Barrel Old Country Store,
Inc.*
1.750%, 09/15/30 5,629,750
PRINCIPAL
AMOUNT a a VALUE a
15,000,000 EUR Delivery Hero SE*
1.500%, 01/15/28 $ 16,896,032
75,000,000 DoorDash, Inc.*~
0.000%, 05/15/30 75,170,250
55,500,000 DraftKings Holdings, Inc.^~
0.000%, 03/15/28 50,541,075
Etsy, Inc.
10,000,000 1.000%, 06/15/30*^ 10,000,800
50,000,000 0.250%, 06/15/28~ 45,035,500
20,000,000 0.125%, 10/01/26~ 20,115,000
18,500,000 Farfetch Ltd.@
0.000%, 05/01/27 161,320
12,500,000 Ford Motor Co.~
0.000%, 03/15/26 13,254,625
GameStop Corp.*
20,000,000 0.000%, 04/01/30 21,609,000
90,000,000 0.000%, 06/15/32~ 97,248,600
6,500,000 Groupon, Inc.*
6.250%, 03/15/27 6,562,985
15,000,000 Guess?, Inc.~
3.750%, 04/15/28 14,992,650
5,000,000 LCI Industries
1.125%, 05/15/26 5,067,700
10,000,000 Liberty Broadband Corp. (Charter
Communications)*~§
3.125%, 03/31/53 9,955,100
Lucid Group, Inc.*
15,000,000 7.000%, 11/01/31 11,904,450
55,000,000 5.000%, 04/01/30~ 32,161,250
4,000,000 Luminar Technologies, Inc.*@
0.000%, 12/15/26 285,360
10,000,000 Marriott Vacations Worldwide
Corp.^~
3.250%, 12/15/27 9,629,400
35,972,000 NCL Corp. Ltd.*^~
0.750%, 09/15/30 35,102,197
NIO, Inc.
15,000,000 4.625%, 10/15/30 13,510,650
25,000,000 3.875%, 10/15/29~ 23,677,250
12,500,000 Peloton Interactive, Inc.
5.500%, 12/01/29 19,549,500
Rivian Automotive, Inc.~
30,500,000 4.625%, 03/15/29 32,251,615
62,000,000 3.625%, 10/15/30^ 58,906,820
10,245,000 Shake Shack, Inc.~
0.000%, 03/01/28 9,777,931
25,833,000 Stride, Inc.~
1.125%, 09/01/27 43,421,656
Wayfair, Inc.~
49,675,000 3.500%, 11/15/28 116,944,388
25,555,000 3.250%, 09/15/27 43,893,779
7,029,000 Wynn Macau Ltd.*
4.500%, 03/07/29 7,140,199
1,273,197,276
Consumer Staples (0.3%)
6,472,000 Beyond Meat, Inc.
7.000%, 10/15/30 4,801,836

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
11,000,000 Hertz Corp.*
5.500%, 10/01/30 $ 8,483,310
10,000,000 Oddity Finance LLC*
0.000%, 06/15/30 8,320,500
8,000,000 Oscar Health, Inc.*
2.250%, 09/01/30 7,991,520
15,000,000 Post Holdings, Inc.^~
2.500%, 08/15/27 16,509,000
7,000,000 Spectrum Brands, Inc.
3.375%, 06/01/29 6,777,540
52,883,706
Energy (0.4%)
15,000,000 Chesapeake Energy Corp.
0.000%, 09/15/26 60,000
10,000,000 Energy Fuels, Inc.*
0.750%, 11/01/31 13,711,500
20,000,000 EUR Eni SpA Series ENI*
2.950%, 09/14/30 26,215,428
12,500,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 14,775,875
5,000,000 Golar LNG Ltd.*^
2.750%, 12/15/30 5,051,500
9,000,000 Northern Oil & Gas, Inc.~
3.625%, 04/15/29 9,164,800
6,000,000 World Kinect Corp.
3.250%, 07/01/28 6,813,240
75,792,343
Financials (2.2%)
37,500,000 BofA Finance LLC (Merck & Co.,
Inc.)~§
0.600%, 05/25/27 42,001,125
10,000,000 Boston Properties LP*
2.000%, 10/01/30 9,536,400
7,500,000 Cleanspark, Inc.*
0.000%, 02/15/32 6,310,275
Coinbase Global, Inc.~
27,500,000 0.500%, 06/01/26 27,244,800
45,468,000 0.250%, 04/01/30 44,685,496
25,000,000 0.000%, 10/01/29*^ 22,536,750
36,205,000 0.000%, 10/01/32*^ 30,938,258
14,808,000 Euronet Worldwide, Inc.*
0.625%, 10/01/30 13,327,496
11,000,000 Federal Realty OP LP*~
3.250%, 01/15/29 11,132,330
42,416,000 Global Payments, Inc.
1.500%, 03/01/31 37,592,028
100,000,000 HKD Happy Ever Holdings Ltd.*
0.500%, 07/16/30 13,201,188
75,000,000 HKD Link CB Ltd.*
4.500%, 12/12/27 9,758,900
20,000,000 Ping An Insurance Group Co. of
China Ltd.*
0.875%, 07/22/29 35,996,600
Rexford Industrial Realty LP*
7,500,000 4.375%, 03/15/27~ 7,521,375
7,500,000 4.125%, 03/15/29 7,534,575
5,000,000 Starwood Property Trust, Inc.~
6.750%, 07/15/27 5,193,900
PRINCIPAL
AMOUNT a a VALUE a
15,060,000 Upstart Holdings, Inc.*
0.000%, 02/15/32 $ 12,051,012
15,000,000 Ventas Realty LP~
3.750%, 06/01/26 21,290,100
WisdomTree, Inc.
4,000,000 4.625%, 08/15/30* 4,671,320
4,000,000 3.250%, 08/15/29 5,885,400
368,409,328
Health Care (2.9%)
12,401,000 Alnylam Pharmaceuticals, Inc.*~
0.000%, 09/15/28 11,599,399
10,000,000 Amphastar Pharmaceuticals, Inc.
2.000%, 03/15/29 9,352,600
13,744,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 15,488,801
Bridgebio Pharma, Inc.
5,000,000 2.250%, 02/01/29~ 5,687,650
7,500,000 0.750%, 02/01/33* 7,661,250
27,500,000 CONMED Corp.~
2.250%, 06/15/27 26,680,225
30,000,000 Dexcom, Inc.~
0.375%, 05/15/28 28,073,400
5,000,000 Envista Holdings Corp.
1.750%, 08/15/28 4,854,350
Exact Sciences Corp.
19,923,000 2.000%, 03/01/30* 27,695,959
9,962,000 1.750%, 04/15/31* 12,256,049
23,168,000 0.375%, 03/01/28 23,945,286
10,000,000 Haemonetics Corp.^
2.500%, 06/01/29 9,861,400
Halozyme Therapeutics, Inc.
10,816,000 1.000%, 08/15/28^ 15,134,072
23,190,000 0.875%, 11/15/32* 24,389,155
23,190,000 0.000%, 02/15/31*~ 23,927,442
14,589,000 Hims & Hers Health, Inc.*
0.000%, 05/15/30 12,236,961
10,000,000 Innoviva, Inc.~
2.125%, 03/15/28 10,342,000
13,276,000 Integer Holdings Corp.*~
1.875%, 03/15/30 12,698,096
Ionis Pharmaceuticals, Inc.
12,366,000 1.750%, 06/15/28~ 20,316,843
17,238,000 0.000%, 12/01/30* 19,099,876
5,000,000 IRhythm Holdings, Inc.
1.500%, 09/01/29 6,341,100
Jazz Investments I Ltd.~
32,500,000 3.125%, 09/15/30 42,516,175
15,000,000 2.000%, 06/15/26 16,581,900
5,000,000 Lantheus Holdings, Inc.~
2.625%, 12/15/27 5,721,500
5,000,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 5,982,800
10,000,000 Merit Medical Systems, Inc.*^~
3.000%, 02/01/29 11,590,900
6,500,000 Pacira BioSciences, Inc.
2.125%, 05/15/29 6,175,390
15,000,000 Sarepta Therapeutics, Inc.~
1.250%, 09/15/27 13,556,400

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
12,500,000 SmileDirectClub, Inc.*@
0.000%, 02/01/26 $ 2,250
8,550,000 Tandem Diabetes Care, Inc. Series
2024^
1.500%, 03/15/29 8,676,968
16,250,000 Teladoc Health, Inc.^~
1.250%, 06/01/27 15,582,775
14,219,000 Tempus AI, Inc.*
0.750%, 07/15/30 15,436,289
30,000,000 Zoetis, Inc.*
0.250%, 06/15/29 30,696,600
500,161,861
Industrials (2.1%)
6,489,000 AeroVironment, Inc.^
0.000%, 07/15/30 7,672,788
Bloom Energy Corp.~
11,000,000 3.000%, 06/01/28 88,351,780
35,000,000 0.000%, 11/15/30* 39,513,950
25,902,000 BWX Technologies, Inc.*
0.000%, 11/01/30 26,857,007
12,500,000 Fluor Corp.^
1.125%, 08/15/29 15,474,250
7,000,000 Granite Construction, Inc.~
3.750%, 05/15/28 18,606,210
6,600,000 Greenbrier Cos., Inc.~
2.875%, 04/15/28 7,482,750
JBT Marel Corp.
14,795,000 0.375%, 09/15/30* 15,907,436
20,000,000 0.250%, 05/15/26~ 20,627,400
7,500,000 Joby Aviation, Inc.††
0.750%, 02/15/32 7,687,350
1,000,000,000 JPY Nikkon Holdings Co. Ltd.*
0.000%, 12/12/31 11,721,956
10,000,000 OSI Systems, Inc.*
0.500%, 02/01/31 9,931,600
10,000,000 EUR Rheinmetall AG Series B*
2.250%, 02/07/30 68,057,082
4,000,000 Stem, Inc.*~
0.500%, 12/01/28 1,624,600
10,000,000 Upwork, Inc.~
0.250%, 08/15/26 9,810,800
349,326,959
Information Technology (14.8%)
10,000,000 Advanced Energy Industries, Inc.~
2.500%, 09/15/28 19,432,200
Akamai Technologies, Inc.~
45,000,000 1.125%, 02/15/29^ 47,203,650
48,500,000 0.375%, 09/01/27 51,626,795
23,422,000 0.250%, 05/15/33* 28,436,416
20,000,000 Alarm.com Holdings, Inc.^
2.250%, 06/01/29 18,971,400
14,956,000 Alkami Technology, Inc.*
1.500%, 03/15/30 14,863,123
10,000,000 Avnet, Inc.*
1.750%, 09/01/30 10,850,700
48,390,000 Bill Holdings, Inc.
0.000%, 04/01/30 43,384,055
PRINCIPAL
AMOUNT a a VALUE a
39,921,000 BlackLine, Inc.^
1.000%, 06/01/29 $ 39,944,154
Block, Inc.^~
20,000,000 0.250%, 11/01/27 18,598,200
41,000,000 0.000%, 05/01/26 40,561,710
11,951,000 Box, Inc.
1.500%, 09/15/29 11,293,097
5,000,000 Camtek Ltd.*
0.000%, 09/15/30 7,435,550
20,000,000 Check Point Software Technologies
Ltd.*
0.000%, 12/15/30 19,745,400
22,895,000 Cipher Mining, Inc.*~
0.000%, 10/01/31 29,387,335
Cloudflare, Inc.~
50,000,000 0.000%, 08/15/26 54,946,500
25,000,000 0.000%, 06/15/30* 26,268,000
25,000,000 Commvault Systems, Inc.*^~
0.000%, 09/15/30 21,112,750
30,000,000 Confluent, Inc.~
0.000%, 01/15/27 29,431,800
29,963,000 CSG Systems International, Inc.~
3.875%, 09/15/28 36,439,802
30,000,000 CyberArk Software Ltd.*~
0.000%, 06/15/30 31,579,200
15,000,000 Datadog, Inc.^
0.000%, 12/01/29 14,781,900
29,882,000 Dayforce, Inc.
0.250%, 03/15/26 29,723,625
7,000,000 DigitalOcean Holdings, Inc.*^
0.000%, 08/15/30 11,243,120
Dropbox, Inc.~
23,000,000 0.000%, 03/01/26 22,916,280
27,750,000 0.000%, 03/01/28 27,599,318
Enphase Energy, Inc.~
20,000,000 0.000%, 03/01/26 19,932,600
16,000,000 0.000%, 03/01/28^ 14,232,800
32,046,000 Five9, Inc.
1.000%, 03/15/29 28,968,943
15,000,000 Guidewire Software, Inc.^
1.250%, 11/01/29 14,575,200
10,000,000 InterDigital, Inc.^~
3.500%, 06/01/27 42,679,400
IREN Ltd.*
4,000,000 Series IREN, 3.500%, 12/15/29 16,408,560
40,000,000 0.250%, 06/01/32 48,832,000
10,770,000 0.000%, 07/01/31~ 9,965,696
Itron, Inc.~
25,000,000 1.375%, 07/15/30 26,653,000
10,800,000 0.000%, 03/15/26 10,738,656
15,000,000 Jamf Holding Corp.~
0.125%, 09/01/26 14,918,850
8,000,000 Lenovo Group Ltd.*
2.500%, 08/26/29 9,621,360
Lumentum Holdings, Inc.
10,000,000 1.500%, 12/15/29 56,511,000
12,000,000 0.500%, 12/15/26~ 47,353,200
30,000,000 0.375%, 03/15/32*~ 68,120,700

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
MARA Holdings, Inc.
7,000,000 2.125%, 09/01/31 $ 6,114,640
17,000,000 0.000%, 03/01/30^ 14,261,640
20,000,000 0.000%, 08/01/32* 14,775,800
20,000,000 Microchip Technology, Inc.
0.750%, 06/01/30 20,583,200
Mirion Technologies, Inc.*^
4,000,000 0.250%, 06/01/30 5,186,320
7,500,000 0.000%, 10/01/31 8,418,000
15,000,000 MKS, Inc.^
1.250%, 06/01/30 25,306,200
Nebius Group NV*
40,048,000 2.750%, 09/15/32~ 38,932,663
16,605,000 1.000%, 09/15/30 16,650,000
10,000,000 Nova Ltd.*
0.000%, 09/15/30 16,135,300
Nutanix, Inc.
34,903,000 0.500%, 12/15/29 31,766,965
8,960,000 0.250%, 10/01/27^~ 9,223,424
ON Semiconductor Corp.~
50,000,000 0.500%, 03/01/29^ 48,948,500
25,000,000 0.000%, 05/01/27 31,744,500
17,466,000 PagerDuty, Inc.
1.500%, 10/15/28 16,384,855
8,000,000 Pitney Bowes, Inc.*
1.500%, 08/15/30 7,918,560
12,500,000 Progress Software Corp.~
1.000%, 04/15/26 12,426,250
17,465,000 Rapid7, Inc.
1.250%, 03/15/29 15,962,137
41,100,000 RingCentral, Inc.~
0.000%, 03/15/26 40,872,306
25,404,000 Rubrik, Inc.*
0.000%, 06/15/30 22,908,057
20,000,000 Seagate HDD Cayman~
3.500%, 06/01/28 99,595,400
5,000,000 Semtech Corp.*
0.000%, 10/15/30 5,637,500
21,493,000 Shift4 Payments, Inc.
0.500%, 08/01/27 20,688,517
Snowflake, Inc.
65,000,000 0.000%, 10/01/27^~ 88,359,050
2,500,000 0.000%, 10/01/29 3,522,725
110,000,000 Spotify USA, Inc.~
0.000%, 03/15/26 111,628,000
Strategy, Inc.
42,500,000 2.250%, 06/15/32^~ 47,413,000
22,500,000 0.875%, 03/15/31 23,200,650
26,000,000 0.625%, 03/15/30 32,896,500
72,000,000 0.000%, 12/01/29 60,608,880
Super Micro Computer, Inc.
55,000,000 3.500%, 03/01/29 50,699,550
40,000,000 0.000%, 06/15/30* 34,490,800
7,000,000 Synaptics, Inc.^
0.750%, 12/01/31 7,918,260
Terawulf, Inc.*
8,123,000 1.000%, 09/01/31 10,753,390
10,000,000 0.000%, 05/01/32 9,535,100
PRINCIPAL
AMOUNT a a VALUE a
Unity Software, Inc.
44,350,000 0.000%, 11/15/26~ $ 43,058,085
2,373,000 0.000%, 03/15/30*^ 2,683,744
5,000,000 Vertex, Inc.
0.750%, 05/01/29 4,695,800
10,000,000 Vishay Intertechnology, Inc.
2.250%, 09/15/30 10,106,400
40,000,000 Western Digital Corp.~
3.000%, 11/15/28 265,258,400
16,500,000 Wix.com Ltd.*
0.000%, 09/15/30 14,238,180
Workiva, Inc.
17,862,000 1.250%, 08/15/28 17,293,095
7,516,000 1.125%, 08/15/26 8,244,827
15,000,000 Xerox Holdings Corp.
3.750%, 03/15/30 4,670,850
15,000,000 Zscaler, Inc.*
0.000%, 07/15/28 13,956,450
2,532,960,515
Materials (0.5%)
15,000,000 Amyris, Inc.@
0.000%, 11/15/26 64,200
15,000,000 Centrus Energy Corp.*~
0.000%, 08/15/32 21,856,350
4,071,000 First Majestic Silver Corp.*
0.125%, 01/15/31 5,184,704
10,000,000 MP Materials Corp.*~
3.000%, 03/01/30 28,343,700
10,000,000 Stillwater Mining Co.*
4.250%, 11/28/28 34,526,200
89,975,154
Other (0.4%)
30,000,000 CoreWeave, Inc.*
1.750%, 12/01/31 34,521,000
15,000,000 Ramaco Resources, Inc.
0.000%, 11/01/31 13,592,100
8,000,000 Sunnova Energy Corp.
0.000%, 02/15/28 24,640
12,500,000 Voyager Technologies, Inc.*
0.750%, 11/15/30 15,574,125
63,711,865
Real Estate (0.5%)
12,467,000 Compass, Inc.*
0.250%, 04/15/31 13,442,169
11,254,000 Digital Realty Trust LP*
1.875%, 11/15/29 11,668,710
10,000,000 Realty Income Corp.*^
3.500%, 01/15/29 10,208,600
Welltower OP LLC*
9,082,000 3.125%, 07/15/29 13,860,131
20,000,000 2.750%, 05/15/28~ 39,589,400
88,769,010
Utilities (4.8%)
Alliant Energy Corp.~
25,000,000 3.875%, 03/15/26 25,993,750
15,000,000 3.250%, 05/30/28* 15,434,400

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
50,000,000 American Water Capital Corp.^~
3.625%, 06/15/26 $ 49,913,000
CenterPoint Energy, Inc.~
25,000,000 4.250%, 08/15/26 27,895,250
25,000,000 3.000%, 08/01/28* 25,626,500
CMS Energy Corp.
15,040,000 3.375%, 05/01/28^~ 16,263,655
15,000,000 3.125%, 05/01/31* 14,909,850
65,000,000 Duke Energy Corp.~
4.125%, 04/15/26 67,551,250
60,000,000 Evergy, Inc.^~
4.500%, 12/15/27 76,249,200
30,000,000 Exelon Corp.*^
3.250%, 03/15/29 30,120,600
55,000,000 FirstEnergy Corp.*~
3.875%, 01/15/31 60,827,250
40,000,000 NextEra Energy Capital Holdings,
Inc.^~
3.000%, 03/01/27 53,260,000
12,752,000 PG&E Corp.~
4.250%, 12/01/27 12,999,771
10,000,000 Pinnacle West Capital Corp.
4.750%, 06/15/27 10,938,100
PPL Capital Funding, Inc.
30,000,000 3.000%, 12/01/30* 30,381,900
42,922,000 2.875%, 03/15/28~ 48,417,733
65,932,000 Southern Co.*~
3.250%, 06/15/28 66,062,545
24,919,000 TXNM Energy, Inc.
5.750%, 06/01/54 33,600,281
20,000,000 UGI Corp.^
5.000%, 06/01/28 30,313,800
WEC Energy Group, Inc.
35,000,000 4.375%, 06/01/27~ 40,730,900
40,000,000 4.375%, 06/01/29~ 47,957,200
35,000,000 3.375%, 06/01/28* 35,917,700
821,364,635
TOTAL CONVERTIBLE BONDS
(Cost $5,730,266,725)
6,736,205,730
CORPORATE BONDS (0.2%)
Consumer Discretionary (0.1%)
5,000,000 AutoZone, Inc.~
5.050%, 07/15/26 5,026,050
Energy (0.0%)
3,000,000 Williams Cos., Inc.~
5.400%, 03/02/26 3,004,020
Financials (0.0%)
5,000,000 PayPal Holdings, Inc.^~
2.650%, 10/01/26 4,962,650
Health Care (0.0%)
5,000,000 CVS Health Corp.~
5.000%, 02/20/26 4,997,900
PRINCIPAL
AMOUNT a a VALUE a
Information Technology (0.1%)
3,500,000 Broadridge Financial Solutions,
Inc.~
3.400%, 06/27/26 $ 3,493,245
5,900,393 LivePerson, Inc.*
10.000%, 12/15/29 3,245,216
5,000,000 Take-Two Interactive Software,
Inc.~
5.000%, 03/28/26 5,007,350
4,088,481 Wolfspeed, Inc.
7.000%, 06/15/31 3,339,676
15,085,487
TOTAL CORPORATE BONDS
(Cost $44,569,351)
33,076,107
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (61.4%)
Communication Services (7.2%)
889,670 Alphabet, Inc. - Class A~ 300,708,460
923,941 Alphabet, Inc. - Class C~ 312,781,747
967,269 AT&T, Inc. 25,352,120
792,992 Comcast Corp. - Class A 23,591,512
131,377 Electronic Arts, Inc. 26,790,398
143,339 Fox Corp. - Class A^ 10,432,212
178,590 Match Group, Inc. 5,563,079
371,624 Meta Platforms, Inc. - Class A~ 266,268,596
797,914 Netflix, Inc.# 66,617,840
2,224,611 TEGNA, Inc. 42,623,547
127,732 T-Mobile U.S., Inc. 25,190,028
454,568 Uber Technologies, Inc.# 36,388,168
738,139 Verizon Communications, Inc.~ 32,861,948
358,024 Walt Disney Co.~ 40,385,107
181,993 Warner Bros Discovery, Inc.# 5,012,087
1,220,566,849
Consumer Discretionary (6.3%)
1,623,821 Amazon.com, Inc.#~ 388,580,365
825,000 Andretti Acquisition Corp. II - Class
A# 8,736,750
136,614 Aptiv PLC# 10,348,511
6,646 Booking Holdings, Inc.~ 33,242,229
572,793 Carnival Corp.# 17,195,246
422,047 Chipotle Mexican Grill, Inc.# 16,404,967
50,672 Darden Restaurants, Inc.^~ 10,101,463
55,013 DoorDash, Inc. - Class A# 11,256,760
153,937 DR Horton, Inc.~ 22,911,983
144,354 eBay, Inc. 13,167,972
736,985 Ford Motor Co.~ 10,229,352
276,692 General Motors Co. 23,242,128
191,638 Home Depot, Inc.~ 71,785,678
164,666 Las Vegas Sands Corp. 8,682,838
155,035 Lowe's Cos., Inc. 41,403,647
150,000 Lucid Group, Inc.#^ 1,660,500
35,213 Lululemon Athletica, Inc.# 6,144,668

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
122,425 McDonald's Corp. $ 38,563,875
777 MKDWELL Tech, Inc.# 2,424
26,250 Next.e.GO NV# 3
259,742 NIKE, Inc. - Class B~ 16,054,653
393,795 Norwegian Cruise Line Holdings
Ltd.#^ 8,647,738
232,120 O'Reilly Automotive, Inc.# 22,842,929
87,501 Ross Stores, Inc.~ 16,507,064
41,996 Royal Caribbean Cruises Ltd.^ 13,634,001
212,514 Starbucks Corp.~ 19,540,662
473,011 Tesla, Inc.#~ 203,588,665
240,474 TJX Cos., Inc.~ 36,025,410
925,000 Vine Hill Capital Investment Corp.
- Class A# 9,842,000
197,241 Vine Hill Capital Investment Corp.
II# 1,982,272
1,082,326,753
Consumer Staples (3.4%)
144,895 Archer-Daniels-Midland Co.^~ 9,752,882
3,400,000 Beyond Meat, Inc.#^ 2,594,880
65,364 Boston Beer Co., Inc. - Class A# 13,963,058
93,118 Church & Dwight Co., Inc. 8,962,607
617,841 Coca-Cola Co. 46,220,685
143,575 Colgate-Palmolive Co.~ 12,963,387
71,968 Constellation Brands, Inc. - Class A 11,277,386
57,020 Costco Wholesale Corp.~ 53,613,055
43,953 Dollar General Corp.~ 6,304,179
79,396 Dollar Tree, Inc.# 9,336,176
54,629 Estee Lauder Cos., Inc. - Class A 6,297,631
157,041 General Mills, Inc. 7,264,717
2,700,000 Kenvue, Inc. 46,980,000
86,268 Kimberly-Clark Corp. 8,625,937
206,784 Kroger Co. 12,996,374
407,257 Mondelez International, Inc. - Class
A 23,812,317
179,284 Monster Beverage Corp.# 14,478,976
189,980 PepsiCo, Inc.~ 29,186,627
340,322 Philip Morris International, Inc.~ 61,067,380
334,242 Procter & Gamble Co.~ 50,727,908
155,361 Sysco Corp. 13,027,020
96,138 Target Corp.~ 10,139,675
948,391 Walmart, Inc.~ 112,991,304
572,584,161
Energy (2.0%)
521,487 Chevron Corp.~ 92,251,050
237,224 ConocoPhillips~ 24,725,858
71,001 EOG Resources, Inc.~ 7,961,342
752,127 Exxon Mobil Corp.~ 106,350,758
491,384 Kinder Morgan, Inc. 14,982,298
148,517 Marathon Petroleum Corp. 26,167,210
152,506 Occidental Petroleum Corp. 6,922,247
98,503 ONEOK, Inc. 7,800,453
69,137 Phillips 66~ 9,925,308
NUMBER OF
SHARES b b VALUE b
219,172 SLB Ltd. $ 10,603,541
66,887 Valero Energy Corp.~ 12,135,309
247,935 Williams Cos., Inc. 16,676,108
336,501,482
Financials (7.7%)
122,136 Aflac, Inc.~ 13,550,989
100,000 Aldabra 4 Liquidity Opportunity
Vehicle, Inc.# 999,500
95,286 Allstate Corp.~ 18,960,961
109,055 American Express Co.~ 38,405,899
47,746 Ameriprise Financial, Inc. 25,171,214
124,000 Archimedes Tech SPAC Partners
III Co.# 1,252,400
85,177 Arthur J Gallagher & Co. 21,240,589
71,615 Assurant, Inc.~ 17,053,680
1,572,690 Bank of America Corp.~ 83,667,108
177,817 Bank of New York Mellon Corp. 21,323,815
257,056 Berkshire Hathaway, Inc. - Class
B#~ 123,523,120
18,449 Blackrock, Inc. 20,643,324
93,682 Blackstone, Inc. 13,342,190
109,990 Capital One Financial Corp. 24,080,111
84,667 Cboe Global Markets, Inc. 22,441,835
334,174 Charles Schwab Corp.~ 34,727,362
109,781 Chubb Ltd.~ 33,983,806
269,474 Citigroup, Inc.~ 31,180,837
38,370 CME Group, Inc. 11,091,232
34,676 Coinbase Global, Inc. - Class A# 6,752,804
113,201 Fiserv, Inc.# 7,214,300
64,164 Global Payments, Inc. 4,603,125
103,431 Goldman Sachs Group, Inc.~ 96,750,392
404,397 Huntington Bancshares, Inc. 7,068,860
42,775 Jack Henry & Associates, Inc. 7,665,708
467,843 JPMorgan Chase & Co.~ 143,108,495
295,998 KRAKacquisition Corp.# 2,999,940
248,000 Lafayette Digital Acquisition Corp.
I# 2,480,000
98,437 Legato Merger Corp. IV# 987,323
98,670 M Evo Global Acquisition Corp. II# 990,647
47,462 M&T Bank Corp. 10,516,155
131,672 Marsh & McLennan Cos., Inc. 24,779,354
162,003 Mastercard, Inc. - Class A~ 87,285,596
143,464 MetLife, Inc.~ 11,316,440
242,197 Morgan Stanley~ 44,273,612
596,870 Mountain Lake Acquisition Corp. II# 5,962,731
100,000 Muzero Acquisition Corp.# 1,000,000
76,022 Northern Trust Corp. 11,359,967
129,599 PayPal Holdings, Inc. 6,828,571
3,485 ProCap Acquisition Corp. - Class A# 35,582
57,132 Prudential Financial, Inc.~ 6,347,937
49,592 S&P Global, Inc. 26,174,162
500,000 Soren Acquisition Corp.# 4,990,000
147,999 Space Asset Acquisition Corp.# 1,508,110

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
71,800 State Street Corp.~ $ 9,395,748
63,681 Travelers Cos., Inc.~ 18,117,881
145,195 U.S. Bancorp 8,146,891
347,830 Visa, Inc. - Class A 111,942,129
903,012 Wells Fargo & Co.~ 81,713,556
148,843 X3 Acquisition Corp. Ltd.# 1,488,430
380,000 Xsolla SPAC 1# 3,769,600
1,314,214,018
Health Care (5.8%)
247,058 Abbott Laboratories 27,003,439
309,907 AbbVie, Inc.~ 69,112,360
163,570 Agilent Technologies, Inc. 21,893,845
69,469 Amgen, Inc.~ 23,750,062
182,829 Baxter International, Inc.^ 3,669,378
59,376 Becton Dickinson & Co. 12,081,828
35,527 Biogen, Inc.#~ 6,390,952
556,803 Boston Scientific Corp.# 52,077,785
112,493 Centene Corp.# 4,873,197
47,871 Cigna Group 13,121,920
211,462 CVS Health Corp.~ 15,758,148
143,505 Danaher Corp.~ 31,411,809
97,019 Dexcom, Inc.# 7,086,268
162,372 Edwards Lifesciences Corp.#~ 13,210,586
146,350 Eli Lilly & Co.~ 151,786,903
61,323 GE HealthCare Technologies, Inc. 4,842,677
224,605 Gilead Sciences, Inc. 31,882,680
48,373 HCA Healthcare, Inc. 23,619,085
29,340 Humana, Inc. 5,727,168
80,881 Intuitive Surgical, Inc.# 40,781,818
49,266 IQVIA Holdings, Inc.# 11,338,570
389,125 Johnson & Johnson~ 88,428,656
43,515 Labcorp Holdings, Inc. 11,815,193
30,485 McKesson Corp. 25,339,437
258,579 Medtronic PLC 26,623,294
489,358 Merck & Co., Inc.~ 53,961,507
1,738,276 Pfizer, Inc.~ 45,960,017
11,793 Regeneron Pharmaceuticals, Inc.~ 8,743,920
17,893 Solventum Corp.# 1,377,224
42,058 Stryker Corp.~ 15,542,954
84,277 Thermo Fisher Scientific, Inc.~ 48,763,515
180,152 UnitedHealth Group, Inc.~ 51,691,013
43,937 Vertex Pharmaceuticals, Inc.# 20,645,996
45,478 Zimmer Biomet Holdings, Inc.^~ 3,959,769
116,397 Zoetis, Inc. 14,528,674
988,801,647
Industrials (5.4%)
71,578 3M Co. 10,962,886
50,250 Allegion PLC 8,310,848
95,826 Automatic Data Processing, Inc. 23,651,773
127,931 Boeing Co.# 29,900,033
275,707 Carrier Global Corp. 16,426,623
95,505 Caterpillar, Inc.~ 62,781,167
96,775 Chart Industries, Inc.# 20,065,328
NUMBER OF
SHARES b b VALUE b
722,651 CSX Corp.~ $ 27,287,302
49,650 Deere & Co. 26,215,200
73,110 Eaton Corp. PLC 25,692,316
193,778 Emerson Electric Co.~ 28,477,615
45,993 GE Vernova, Inc. 33,407,935
52,851 Generac Holdings, Inc.# 8,881,082
42,589 General Dynamics Corp. 14,952,572
183,970 General Electric Co.~ 56,440,156
161,227 Honeywell International, Inc. 36,682,367
8,280 Hubbell, Inc.^ 4,040,143
60,762 Illinois Tool Works, Inc.~ 15,874,680
166,833 Johnson Controls International PLC 19,896,504
64,147 L3Harris Technologies, Inc. 21,992,799
34,820 Lockheed Martin Corp. 22,083,540
143,496 Masco Corp. 9,483,651
242,722 Norfolk Southern Corp. 70,690,355
34,609 Northrop Grumman Corp. 23,958,426
64,127 Otis Worldwide Corp. 5,477,728
151,336 PACCAR, Inc. 18,600,708
89,936 Paychex, Inc.^ 9,275,100
35,890 Paycom Software, Inc.^ 4,836,178
163,064 Pentair PLC 17,182,054
59,234 Quanta Services, Inc. 28,114,233
344,218 RTX Corp.~ 69,163,622
318,032 Southwest Airlines Co.^~ 15,112,881
725,086 TaskUS, Inc. - Class A# 7,830,929
139,683 Union Pacific Corp.~ 32,839,473
174,930 United Airlines Holdings, Inc.# 17,898,838
115,675 United Parcel Service, Inc. - Class B 12,286,999
21,977 United Rentals, Inc. 17,187,333
47,833 Veralto Corp. 4,734,510
56,567 Verisk Analytics, Inc. 12,301,060
15,000 Voyager Technologies, Inc. - Class
A#^ 457,950
108,080 Waste Management, Inc. 24,019,699
79,580 Xylem, Inc. 10,971,695
926,446,291
Information Technology (19.9%)
95,337 Accenture PLC - Class A~ 25,134,647
74,586 Adobe, Inc.# 21,872,344
340,348 Advanced Micro Devices, Inc.#~ 80,570,582
294,644 Amphenol Corp. - Class A~ 42,452,308
120,747 Analog Devices, Inc. 37,537,827
2,541,480 Apple, Inc.~ 659,463,230
154,387 Applied Materials, Inc.~ 49,762,018
165,451 Arista Networks, Inc.# 23,451,025
43,264 Autodesk, Inc.# 10,940,168
133,042 Blackbaud, Inc.# 7,144,356
802,181 Broadcom, Inc.~ 265,762,565
862,281 Cisco Systems, Inc.~ 67,533,848
124,613 Cognizant Technology Solutions
Corp. - Class A~ 10,225,743
10,000 CoreWeave, Inc. - Class A#^ 931,900

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
55,483 Crowdstrike Holdings, Inc. - Class
A# $ 24,490,474
95,000 CyberArk Software, Ltd.# 40,928,850
72,325 Datadog, Inc. - Class A# 9,353,069
75,000 Fusemachines, Inc.# 118,500
42,081 Gartner, Inc.# 8,820,598
242,495 HP, Inc.^ 4,714,103
705,017 Intel Corp.#~ 32,762,140
115,193 International Business Machines
Corp. 35,329,693
62,922 Intuit, Inc.~ 31,393,044
54,931 Keysight Technologies, Inc.# 11,883,223
179,444 Lam Research Corp. 41,892,996
291,062 Micron Technology, Inc.~ 120,755,803
1,278,131 Microsoft Corp.~ 549,966,988
69,185 NetApp, Inc. 6,665,975
4,251,212 NVIDIA Corp.~ 812,534,150
68,256 NXP Semiconductors NV 15,435,412
106,728 ON Semiconductor Corp.# 6,391,940
316,688 Oracle Corp.~ 52,120,511
384,986 Palantir Technologies, Inc. - Class
A#~ 56,435,098
154,523 Palo Alto Networks, Inc.# 27,345,935
62,380 PTC, Inc.# 9,739,389
207,450 QUALCOMM, Inc. 31,447,346
197,028 Salesforce, Inc.~ 41,827,074
219,131 ServiceNow, Inc.# 25,640,518
97,284 Skyworks Solutions, Inc. 5,424,556
76,130 Super Micro Computer, Inc.#^ 2,216,144
32,724 Synopsys, Inc.# 15,220,423
62,447 TE Connectivity PLC 13,911,943
98,080 Teradyne, Inc. 23,642,184
112,217 Texas Instruments, Inc.~ 24,188,374
28,283 Tyler Technologies, Inc.# 10,447,740
338,411 Wolfspeed, Inc.# 5,299,516
36,450 Workday, Inc. - Class A# 6,401,714
3,407,527,984
Materials (1.0%)
57,135 Air Products & Chemicals, Inc.~ 15,569,287
46,581 Avery Dennison Corp. 8,641,241
162,375 Corteva, Inc. 11,820,900
146,218 DuPont de Nemours, Inc. 6,421,895
444,931 Freeport-McMoRan, Inc. 26,798,194
785,703 James Hardie Industries PLC# 18,063,312
124,818 Linde PLC 57,038,081
70,159 PPG Industries, Inc. 8,112,485
73,109 Qnity Electronics, Inc. 7,031,624
15,000 Ramaco Resources, Inc. - Class A#^ 292,650
42,023 Sherwin-Williams Co. 14,903,037
12,000 Sibanye Stillwater Ltd. ( ADR )# 202,560
174,895,266
NUMBER OF
SHARES b b VALUE b
Real Estate (0.9%)
48,661 Alexandria Real Estate Equities,
Inc.^ $ 2,658,837
67,143 American Tower Corp.~ 12,037,397
93,807 Camden Property Trust 10,229,653
129,207 Crown Castle, Inc. 11,216,460
72,985 Digital Realty Trust, Inc. 12,111,861
12,863 Equinix, Inc. 10,559,623
491,784 Healthpeak Properties, Inc. 8,478,356
58,011 Mid-America Apartment
Communities, Inc. 7,790,877
191,898 Prologis, Inc.~ 25,054,203
31,946 Public Storage~ 8,823,166
276,875 Realty Income Corp. 16,933,675
90,332 Regency Centers Corp. 6,582,493
140,536 UDR, Inc. 5,220,912
113,656 Welltower, Inc. 21,408,244
159,105,757
Special Purpose Acquisition Companies (0.7%)
39,178 Alchemy Investments Acquisition
Corp. 1# 457,207
300,000 Alussa Energy Acquisition Corp. II# 3,060,000
197,792 American Drive Acquisition Co. -
Class C# 1,977,920
100,000 Axiom Intelligence Acquisition
Corp. 1# 1,037,500
24,591 Black Hawk Acquisition Corp. -
Class A# 283,903
123,189 Blue Acquisition Corp.# 1,297,180
9,819 Cantor Equity Partners V, Inc. - Class
A# 100,645
73,866 ChampionsGate Acquisition Corp.# 780,394
100,000 Chenghe Acquisition III Co.# 1,016,000
98,324 Churchill Capital Corp. XI# 1,012,737
197,406 D Boral ARC Acquisition I Corp.# 2,151,725
98,317 Daedalus Special Acquisition Corp.# 991,035
196,912 EQV Ventures Acquisition Corp. II# 2,022,286
250,000 Everest Consolidator Acquisition
Corp.#‡‡‡ 2,880,000
24,640 FIGX Capital Acquisition Corp.# 250,835
231,000 Four Leaf Acquisition Corp. - Class
A# 2,714,250
496,419 FutureTech II Acquisition Corp. -
Class A# 5,966,956
100,000 Galata Acquisition Corp. II# 1,033,500
49,377 Globa Terra Acquisition Corp.# 507,596
700,000 Gores Holdings X, Inc.# 7,353,500
175,000 Harvard Ave Acquisition Corp.# 1,778,875
100,000 Haymaker Acquisition Corp. 4# 1,138,000
98,585 Highview Merger Corp.# 1,009,018
250,000 Indigo Acquisition Corp.# 2,555,000
30,000 Israel Acquisitions Corp. - Class A# 376,650
24,573 ITHAX Acquisition Corp. III# 245,730
500,000 Jackson Acquisition Co. II# 5,330,000
100,000 Keen Vision Acquisition Corp.# 1,181,000

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
125,000 LaFayette Acquisition Corp.# $ 1,275,000
197,792 Launchpad Cadenza Acquisition
Corp. I# 1,977,920
73,670 Leapfrog Acquisition Corp.# 742,594
123,208 Lightwave Acquisition Corp.# 1,259,186
600,000 Live Oak Acquisition Corp. V# 6,675,000
24,606 M3-Brigade Acquisition VI Corp.# 255,410
980,100 Mak Acquisition Corp.# 9,653,985
74,250 Mak Acquisition Corp. - Class B# 663
850,000 Mercer Park Opportunities Corp.# 8,903,750
125,000 Miluna Acquisition Corp.# 1,261,250
300,000 NewHold Investment Corp. III# 3,207,000
55,000 Oak Woods Acquisition Corp. -
Class A# 686,125
24,642 Oxley Bridge Acquisition Ltd.# 251,718
123,093 Oyster Enterprises II Acquisition
Corp.# 1,277,705
9,856 Pioneer Acquisition I Corp.# 101,418
14,770 Quetta Acquisition Corp.# 168,526
147,613 Range Capital Acquisition Corp. II# 1,505,653
100,000 Safeguard Acquisition Corp.# 1,018,000
750,000 Siddhi Acquisition Corp.# 8,021,250
500,000 Silverbox Corp. IV - Class A# 5,320,000
197,506 Solarius Capital Acquisition Corp.# 2,043,200
600,000 Stellar V Capital Corp.# 6,336,000
10,000 Trailblazer Acquisition Corp.# 102,600
375,000 Translational Development
Acquisition Corp.# 4,031,250
467,706 Vendome Acquisition Corp. I# 4,864,142
49,244 Wintergreen Acquisition Corp.# 512,138
121,960,925
Utilities (1.1%)
345,766 AES Corp.^~ 5,065,472
135,218 American Electric Power Co., Inc. 16,195,736
105,113 Consolidated Edison, Inc. 11,208,199
282,963 Dominion Energy, Inc.~ 17,025,884
171,685 Duke Energy Corp. 20,833,975
82,522 Edison International 5,139,470
153,722 Entergy Corp. 14,740,403
326,525 Exelon Corp. 14,621,789
173,992 FirstEnergy Corp.^ 8,236,781
283,731 NextEra Energy, Inc. 24,939,955
212,955 NiSource, Inc. 9,431,777
133,683 Public Service Enterprise Group,
Inc.~ 11,010,132
191,093 Southern Co. 17,066,516
152,952 Xcel Energy, Inc. 11,633,529
187,149,618
TOTAL COMMON STOCKS
(Cost $5,295,410,300)
10,492,080,751
NUMBER OF
SHARES b b VALUE b
CONVERTIBLE PREFERRED STOCKS (3.9%)
Financials (1.0%)
849,428
Apollo Global Management, Inc.~
6.750%, 07/31/26 $ 58,924,820
975,000
ARES Management Corp.~
6.750%, 10/01/27 46,634,250
1,300,000
KKR & Co., Inc.^
6.250%, 03/01/28 63,622,000
169,181,070
Health Care (0.4%)
300,000
BrightSpring Health Services,
Inc.^~
6.750%, 02/01/27 40,029,000
100,000
Bruker Corp.#^
6.375%, 09/01/28 34,685,000
74,714,000
Industrials (0.4%)
435,000
Boeing Co.^~
6.000%, 10/15/27 32,503,200
500,000
QXO, Inc.^
5.500%, 05/15/28 31,675,000
64,178,200
Information Technology (1.1%)
1,050,000
Hewlett Packard Enterprise Co.^~
7.625%, 09/01/27 63,598,500
1,000,000
Microchip Technology, Inc.^
7.500%, 03/15/28 66,840,000
450,000
Shift4 Payments, Inc.
6.000%, 05/01/28 33,813,000
200,000
Strategy, Inc.^‡‡
8.000% 16,998,000
181,249,500
Materials (0.2%)
600,000
Albemarle Corp.~
7.250%, 03/01/27
41,604,000
Utilities (0.8%)
NextEra Energy, Inc.
500,000 7.234%, 11/01/27 25,540,000
500,000 7.299%, 06/01/27 27,735,000
571,201
PG&E Corp.
6.000%, 12/01/27 22,825,192
1,000,000
Southern Co.#
7.125%, 12/15/28 51,250,000
127,350,192
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $574,135,305)
658,276,962
EXCHANGE-TRADED FUND (0.4%)
Other (0.4%)
110,000
SPDR® S&P 500® ETF Trust
(Cost $74,928,821) 76,116,700

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
INVESTMENT IN AFFILIATED FUND (2.0%)
Other (2.0%)
35,117,150
Calamos Short-Term Bond Fund
(Cost $350,000,000) $ 337,826,981
NUMBER OF
SHARES b b VALUE b
RIGHTS (0.0%)#
Consumer Staples (0.0%)
277,808
Mirati Therapeutics, Inc.#‡‡‡
277,808
Health Care (0.0%)
125,125
Akero Therapeutics, Inc.#‡‡‡
93,844
Special Purpose Acquisition Companies (0.0%)
4,918
Black Hawk Acquisition Corp.#
(Expire 06/20/25) 6,787
850,000
Mercer Park Opportunities Corp.#
(Expire 01/22/27) 95,625
55,000
Oak Woods Acquisition Corp.#
(Expire 12/31/49) 13,497
1,477
Quetta Acquisition Corp.#
(Expire 11/30/24) 2,422
118,331
TOTAL RIGHTS
(Cost $333,821)
489,983
WARRANTS (0.0%)#
Communication Services (0.0%)
200,000 PSQ Holdings, Inc.
07/19/28, Strike $11.50 18,000
Consumer Discretionary (0.0%)
22,968 Allurion Technologies, Inc.
08/01/30, Strike $8.10 455
412,500 Andretti Acquisition Corp. II
10/24/29, Strike $11.50 138,188
83,333 Carbon Revolution PLC
11/03/28, Strike $11.50 833
750,000 Classover Holdings, Inc.
04/07/30, Strike $11.50 10,500
25,000 ECARX Holdings, Inc.
12/21/27, Strike $11.50 1,548
75,000 flyExclusive, Inc.
05/28/28, Strike $11.50 30,000
20,000 Grove Collaborative Holdings
06/16/27, Strike $11.50 229
35,000 Lanvin Group Holdings Ltd.
12/14/27, Strike $11.50 558
33,333 Lotus Technology, Inc.
02/23/29, Strike $11.50 2,500
140,000 MKDWELL Tech, Inc.
07/31/29, Strike $11.50 1,722
200,000 Nogin, Inc.
08/26/27, Strike $11.50 20
NUMBER OF
SHARES b b VALUE b
183,737 Scage Future
06/27/30, Strike $11.50 $ 10,197
25,000 United Homes Group, Inc.
03/30/28, Strike $11.50 8,000
462,500 Vine Hill Capital Investment Corp.
10/25/29, Strike $11.50 878,750
1,083,500
Consumer Staples (0.0%)
83,333 African Agriculture Holdings, Inc.
06/12/28, Strike $11.50 8
500,000 Psyence Biomedical Ltd.
01/25/29, Strike $11.50 8,500
8,508
Energy (0.0%)
250,000 AleAnna, Inc.
12/13/29, Strike $11.50 65,000
25,000 Crown Lng Holdings Ltd.
10/18/28, Strike $11.50 3
250,000 New Era Energy & Digital, Inc.
12/06/29, Strike $11.50 600,000
200,000 Vast Renewables Ltd.
07/01/28, Strike $11.50 100
87,500 Zeo Energy Corp.
03/14/29, Strike $11.50 4,375
669,478
Financials (0.0%)
187,500 Beneficient
03/14/28, Strike $11.50 2,156
100,000 Content Checked Holdings, Inc.
12/11/29, Strike $11.50 36,095
250,000 DigiAsia Corp.
04/02/29, Strike $11.50 25
412,500 Innventure, Inc.
10/02/29, Strike $11.50 445,500
483,776
Health Care (0.0%)
625,000 Abpro Holdings, Inc.
11/12/29, Strike $11.50 8,250
156,250 American Oncology Network, Inc.
09/20/28, Strike $11.50 218,750
500,000 Baird Medical Investment Holdings
Ltd.
10/02/29, Strike $11.50 27,500
100,000 Envoy Medical, Inc.
09/29/28, Strike $11.50 3,890
750,000 Holdco Nuvo Group DG Ltd.
05/01/29, Strike $11.50 375
146,040 LakeShore Biopharma Co. Ltd.
03/15/28, Strike $11.50 767
62,500 Ocean Biomedical, Inc.
07/19/26, Strike $11.50 50
200,000 OmniAb, Inc.
11/01/27, Strike $11.50 19,220
200,000 Prenetics Global Ltd.
05/17/27, Strike $8.91 5,190
425,000 QT Imaging Holdings, Inc.
12/31/28, Strike $11.50 55,675

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
350,000 Semnur Pharmaceuticals, Inc.
09/22/30, Strike $11.50 $ 12,635
81,526 Spectral AI, Inc.
12/31/27, Strike $11.50 44,839
1,000,000 Tevogen Bio Holdings, Inc.
11/04/26, Strike $11.50 42,500
439,641
Industrials (0.0%)
289,507 Aeries Technology, Inc.
10/20/26, Strike $11.50 7,672
285,000 AERWINS Technologies, Inc.
06/16/26, Strike $11.50 29
50,000 AirJoule Technologies Corp.
03/15/29, Strike $11.50 37,000
1,000,000 Bitcoin Depot, Inc.
06/30/28, Strike $11.50 56,900
25,000 Bridger Aerospace Group Holdings,
Inc.
01/24/28, Strike $11.50 13,103
200,000 Electriq Power Holdings, Inc.
07/31/28, Strike $11.50 600
10,000 Falcon's Beyond Global, Inc.
09/01/27, Strike $11.50 11,200
250,000 Heramba Electric PLC
10/10/28, Strike $11.50 1,425
300,000 LanzaTech Global, Inc.
12/31/28, Strike $11.50 3,630
75,000 MultiSensor AI Holdings, Inc.
12/19/28, Strike $11.50 2,812
625,000 Murano Global Investments PLC
03/30/29, Strike $11.50 40,750
166,666 Rain Enhancement Technologies
Holdco, Inc.
01/02/30, Strike $11.50 30,017
350,000 Semilux International Ltd.
02/06/29, Strike $1.00 35
250,000 Solidion Technology, Inc.
03/15/27, Strike $1.00 22,500
750,000 Southland Holdings, Inc.
02/14/28, Strike $11.50 22,500
42,500 SunPower, Inc.
07/31/28, Strike $11.50 12,112
750,000 Volato Group, Inc.
12/03/28, Strike $11.50 8,250
250,000 ZOOZ Strategy Ltd.
04/04/29, Strike $11.50 11,000
281,535
Information Technology (0.0%)
250,000 Airship AI Holdings, Inc.
12/26/28, Strike $11.50 272,500
350,000 Alpha Modus Holdings, Inc.
12/16/29, Strike $11.50 35,000
1,000,000 Blaize Holdings, Inc.
01/08/30, Strike $11.50 369,800
166,666 Brand Engagement Network, Inc.
03/14/29, Strike $11.50 41,150
NUMBER OF
SHARES b b VALUE b
1,000,000 CID Holdco, Inc.
11/17/26, Strike $11.50 $ 64,000
375,000 Fusemachines, Inc.
10/22/30, Strike $11.50 33,544
450,000 Helport AI Ltd.
08/05/29, Strike $11.50 68,670
50,000 iLearningEngines Holdings, Inc.
04/16/29, Strike $11.50 5
6,250 Liminatus Pharma LLC
04/30/30, Strike $11.50 232
125,000 Nvni Group Ltd.
11/01/28, Strike $11.50 7,212
625,000 Roadzen, Inc.
11/30/28, Strike $11.50 119,406
350,000 Rubicon Technologies, Inc.
04/01/27, Strike $11.50 35
284,390 SCHMID Group NV
08/25/28, Strike $11.50 833,263
100,000 SMX Security Matters PLC
03/07/28, Strike $11.50 5,510
192,245 Spectaire Holdings, Inc.
10/17/28, Strike $11.50 827
250,000 SpringBig Holdings, Inc.
06/14/27, Strike $11.50 512
250,000 Syntec Optics Holdings, Inc.
11/08/28, Strike $11.50 227,850
20,000 Veea, Inc.
09/17/29, Strike $11.50 1,498
500,000 Zapata Computing Holdings, Inc.
03/23/28, Strike $11.50 1,100
2,082,114
Materials (0.0%)
1,179,322 Blue Gold Ltd.
06/25/30, Strike $11.50 399,200
126,666 Bolt Projects Holdings, Inc.
08/13/29, Strike $11.50 1,140
500,000 Lifezone Metals Ltd.
07/05/28, Strike $11.50 327,475
727,815
Other (0.0%)
525,800 Devvstream Corp.
10/28/26, Strike $1.00 53
250,000 FST Corp.
10/15/29, Strike $11.50 25
490,050 Mak Acquisition Corp.
10/29/30, Strike $11.50 176,418
150,000 SharonAI Holdings, Inc.
12/16/30, Strike $11.50 75
625,000 TNL Mediagene
12/05/29, Strike $11.50 9,937
200,000 Zoomcar Holdings, Inc.
07/01/28, Strike $11.50 1,600
188,108
Special Purpose Acquisition Companies (0.0%)
500,000 Aetherium Acquisition Corp.
01/03/29, Strike $11.50 50

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
25,000 Alchemy Investments Acquisition
Corp. 1
06/26/28, Strike $11.50 $ 4,230
750,000 AltEnergy Acquisition Corp.
11/02/28, Strike $11.50 825
250,000 Athena Technology Acquisition
Corp. II
10/17/28, Strike $11.50 17,500
500,000 Aura FAT Projects Acquisition Corp.
06/02/27, Strike $11.50 14,400
33,333 BlueRiver Acquisition Corp.
01/04/26, Strike $11.50 7
250,000 byNordic Acquisition Corp.
02/09/27, Strike $11.50 18,500
375,000 Cactus Acquisition Corp. 1 Ltd.
10/29/26, Strike $11.50 11,250
400,000 Canna-Global Acquisition Corp.
02/09/28, Strike $11.50 40
500,000 Cartesian Growth Corp. II
07/12/28, Strike $11.50 75,000
134,701 Cartica Acquisition Corp.
04/30/28, Strike $11.50 498
12,500 CERo Therapeutics Holdings, Inc.
02/14/29, Strike $11.50 92
750,000 Chain Bridge I
12/31/28, Strike $11.50 1,125
300,286 Clean Energy Special Situations
Corp.
01/12/27, Strike $11.50 30
166,666 Compass Digital Acquisition Corp.
10/15/28, Strike $11.50 17
92,316 Concord Acquisition Corp. II
12/31/28, Strike $11.50 4,648
6,666 Constellation Acquisition Corp. I
12/31/27, Strike $11.50 1,000
41,666 Corner Growth Acquisition Corp. 2
06/17/26, Strike $11.50 1,317
133,333 Crown PropTech Acquisitions
12/31/27, Strike $11.50 13
750,000 DP Cap Acquisition Corp. I
11/09/26, Strike $11.50 18,750
125,000 Energem Corp.
03/10/23, Strike $11.50 13
625,000 Everest Consolidator Acquisition
Corp.
07/19/28, Strike $11.50 12,562
8,600 Fold Holdings, Inc.
02/14/30, Strike $11.50 1,146
60,000 Four Leaf Acquisition Corp.
05/12/28, Strike $11.50 1,800
500,000 FutureTech II Acquisition Corp.
02/16/27, Strike $11.50 15,000
225,000 GCT Semiconductor Holding, Inc.
12/31/28, Strike $11.50 28,237
500,000 Genesis Growth Tech Acquisition
Corp.
05/19/28, Strike $11.50 90,000
NUMBER OF
SHARES b b VALUE b
925,000 GigCapital7 Corp.
09/11/29, Strike $11.50 $ 499,500
50,000 Haymaker Acquisition Corp. 4
09/12/28, Strike $11.50 71,175
500,000 Healthcare AI Acquisition Corp.
12/14/26, Strike $11.50 5,600
438,223 InFinT Acquisition Corp.
05/19/27, Strike $11.50 3,550
125,000 Integral Acquisition Corp. 1
12/14/28, Strike $11.50 1,875
154,135 Integrated Wellness Acquisition
Corp.
10/31/28, Strike $11.50 13,101
750,000 Investcorp Europe Acquisition
Corp. I
11/23/28, Strike $11.50 15,900
30,000 Israel Acquisitions Corp.
02/28/28, Strike $11.50 3,150
250,000 IX Acquisition Corp.
11/24/26, Strike $11.50 18,750
43,750 Jaws Mustang Acquisition Corp.
01/30/26, Strike $11.50 1,969
100,000 Keen Vision Acquisition Corp.
09/15/28, Strike $11.50 7,020
228,160 Marblegate Capital Corp.
04/07/30, Strike $11.50 45,632
850,000 Mercer Park Opportunities Corp.
08/29/29, Strike $11.50 127,500
675,350 Mountain & Co. I Acquisition Corp.
08/24/23, Strike $11.50 675
55,000 Oak Woods Acquisition Corp.
05/17/28, Strike $11.50 1,400
625,000 Papaya Growth Opportunity Corp. I
12/31/28, Strike $11.50 31,313
500,000 Pearl Holdings Acquisition Corp.
12/15/26, Strike $11.50 10,050
500,000 Pinstripes Holdings, Inc.
09/30/28, Strike $11.50 1,500
250,000 Plum Acquisition Corp. III
03/31/28, Strike $11.50 100,000
50,000 Pyrophyte Acquisition Corp.
05/03/28, Strike $11.50 22,000
133,333 Ross Acquisition Corp. II
02/12/26, Strike $11.50 12,027
166,666 Silverbox Corp. IV
09/24/29, Strike $11.50 45,516
7,500 Slam Corp.
02/23/26, Strike $11.50 1
12,384 Spark I Acquisition Corp.
11/27/28, Strike $11.50 4,263
250,000 Spree Acquisition Corp. 1 Ltd.
12/22/28, Strike $11.50 7,175
333,333 Target Global Acquisition I Corp.
12/31/27, Strike $11.50 3,933

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
328,694 TLGY Acquisition Corp.
01/14/28, Strike $11.50 $ 208,704
1,581,329
TOTAL WARRANTS
(Cost $4,499,548)
7,563,804
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.1%)#
Other (0.1%)
7,500
5,204,272,500
S&P 500® Index Put, 02/27/26,
Strike $6,300.00 10,500,000
1,000
693,903,000
S&P 500® Index Put, 02/27/26,
Strike $6,500.00 2,445,000
12,945,000
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $33,864,705)
12,945,000
OVER THE COUNTER PURCHASED OPTIONS (0.2%)#
Communications (0.0%)
90
102,826,800,000
JPY CyberAgent, Inc. Call, 11/16/29,
Strike 88.81 1,834,376
50
57,126,000,000
JPY CyberAgent, Inc. Call, 11/16/29,
Strike 89.46 996,612
2,830,988
Consumer Discretionary (0.1%)
100
3,005,000,000,000
JPY ANA Holdings, Inc. Call, 12/08/28,
Strike 86.09 2,263,713
150
51,090,000,000
JPY Daiwa House Industry Co. Ltd. Call,
03/30/29, Strike 93.88 1,837,673
340
115,804,000,000
JPY Daiwa House Industry Co. Ltd. Call,
03/30/29, Strike 94.46 4,036,870
500,000,000
17,030,000,000
JPY Daiwa House Industry Co. Ltd. Call,
03/30/29, Strike 94.87 627,203
8,765,459
Industrials (0.1%)
100
16,125,000,000
Asashi Refining U.S., Inc. Call,
03/16/26, Strike $88.78 10
100
8,229,000,000,000
JPY Ibiden Co. Ltd. Call, 03/14/31,
Strike 91.31 7,280,050
300
6,948,000,000,000
JPY INFRONEER Holdings, Inc. Call,
03/30/29, Strike 92.59 10,956,832
70
1,209,250,000,000
JPY Nagoya Railroad Co. Ltd. Call,
06/15/29, Strike 93.29 739,933
80
1,382,000,000,000
JPY Nagoya Railroad Co. Ltd. Call,
06/16/28, Strike 95.68 564,608
50
10,772,500,000
JPY Park24 Co. Ltd. Call, 02/24/28,
Strike 92.03 656,460
160
3,852,800,000,000
JPY Seino Holdings Co. Ltd. Call,
03/31/26, Strike 97.31 2,625,798
22,823,691
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Materials (0.0%)
130
2,711,800,000,000
JPY JFE Holdings, Inc. Call, 09/08/28,
Strike 94.99 $ 1,253,532
130
299,247,000,000
JPY Kansai Paint Co. Ltd. Call,
03/08/29, Strike 94.43 1,339,391
100
2,226,500,000,000
JPY Kobe Steel Ltd. Call, 12/14/28,
Strike 92.11 1,160,507
150
3,339,750,000,000
JPY Kobe Steel Ltd. Call, 12/14/28,
Strike 93.03 2,699,239
50
1,113,250,000,000
JPY Kobe Steel Ltd. Call, 12/14/28,
Strike 94.85 896,312
7,348,981
Real Estate (0.0%)
100
1,752,000,000,000
JPY Relo Group, Inc. Call, 12/17/27,
Strike 92.68 539,589
TOTAL OVER THE COUNTER
PURCHASED OPTIONS
(Cost $17,429,126)
42,308,708
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)
169,651,124
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $169,651,124) $ 169,651,124
TOTAL INVESTMENTS (108.6%)
(Cost $12,295,088,826)
18,566,541,850
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.0%) (169,651,124)
LIABILITIES, LESS OTHER ASSETS (-7.6%)
(1,305,485,618)
NET ASSETS (100.0%) $ 17,091,405,108
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS SOLD SHORT  (-23.0%)#
Communication Services (-1.0%)
(266,716) AST SpaceMobile, Inc. (29,661,486)
(562,000) JPY CyberAgent, Inc. (5,085,817)
(120,500) IMAX Corp. (4,206,655)
(174,913) Live Nation Entertainment, Inc. (25,441,096)
(765,270) Lyft, Inc.Class A, (12,910,105)
(89,000) MakeMyTrip Ltd. (5,551,820)
(79,347) Match Group, Inc. (2,471,659)
(146,846) Snap, Inc.Class A, (1,017,643)
(288,500) Sphere Entertainment Co. (27,554,635)
(58,933) Spotify Technology SA (29,487,126)
(281,400) Uber Technologies, Inc. (22,526,070)
(243,948) Weibo Corp. (2,580,970)
(168,495,082)

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
Consumer Discretionary (-3.9%)
(1,542,000) Alibaba Group Holding Ltd. $ (261,461,520)
(71,100) Cheesecake Factory, Inc. (4,120,956)
(44,000) Cracker Barrel Old Country Store,
Inc. (1,325,280)
(152,000) DoorDash, Inc.Class A, (31,102,240)
(57,300) DraftKings, Inc.Class A, (1,576,323)
(136,559) Etsy, Inc. (7,232,165)
(690,800) Ford Motor Co. (9,588,304)
(2,360,500) GameStop Corp.Class A, (56,368,740)
(50,000) Groupon, Inc. (707,500)
(250,000) JD.com, Inc. (7,120,000)
(5,000) LCI Industries (733,450)
(100) Lucid Group, Inc. (1,107)
(1,716,400) NIO, Inc. (8,067,080)
(644,930) Norwegian Cruise Line Holdings
Ltd. (14,162,663)
(91,200) JPY Park24 Co. Ltd. (1,269,646)
(2,393,129) Peloton Interactive, Inc.Class A, (13,377,591)
(3,114,500) Rivian Automotive, Inc.Class A, (45,938,875)
(19,200) Shake Shack, Inc.Class A, (1,700,544)
(432,355) Stride, Inc. (36,577,233)
(271,600) Trip.com Group Ltd. (16,668,092)
(1,400,902) Wayfair, Inc.Class A, (144,979,348)
(2,030,000) HKD Wynn Macau Ltd. (1,504,550)
(665,583,207)
Consumer Staples (-0.2%)
(276,507) Kimberly-Clark Corp. (27,647,935)
(54,600) Oddity Tech Ltd.Class A, (1,793,064)
(76,430) Post Holdings, Inc. (7,819,553)
(10,000) Spectrum Brands Holdings, Inc. (637,100)
(37,897,652)
Energy (-0.3%)
(59,209) Centrus Energy Corp.Class A, (16,476,680)
(415,000) Energy Fuels, Inc. (9,312,600)
(569,759) EUR Eni SpA (11,633,813)
(623,000) Eos Energy Enterprises, Inc. (9,120,720)
(51,000) Golar LNG Ltd. (2,070,090)
(116,368) Northern Oil & Gas, Inc. (2,909,200)
(146,467) World Kinect Corp. (3,941,427)
(55,464,530)
Financials (-1.3%)
(429,130) Apollo Global Management, Inc. (57,735,150)
(245,200) ARES Management Corp.Class A, (36,699,084)
(273,400) Cleanspark, Inc. (3,237,056)
(139,433) Coinbase Global, Inc.Class A, (27,153,183)
(60,846) Euronet Worldwide, Inc. (4,408,901)
(418,000) KKR & Co., Inc. (47,760,680)
(209,700) Oscar Health, Inc.Class A, (3,009,195)
(3,726,000) HKD Ping An Insurance Group Co. of
China Ltd.Class H, (34,674,441)
(45,000) Starwood Property Trust, Inc. (806,850)
(112,500) Upstart Holdings, Inc. (4,415,625)
NUMBER OF
SHARES b b VALUE b
(405,791) WisdomTree, Inc. $ (6,573,814)
(226,473,979)
Health Care (-1.6%)
(7,500) Alnylam Pharmaceuticals, Inc. (2,535,450)
(42,580) Amphastar Pharmaceuticals, Inc. (1,127,944)
(111,000) Arrowhead Pharmaceuticals, Inc. (7,695,630)
(89,497) Bridgebio Pharma, Inc. (6,915,433)
(981,990) BrightSpring Health Services, Inc. (38,562,747)
(695,340) Bruker Corp. (30,796,609)
(40,257) Dexcom, Inc. (2,940,371)
(27,812) Envista Holdings Corp. (652,748)
(41,400) Haemonetics Corp. (2,759,724)
(540,224) Halozyme Therapeutics, Inc. (38,739,463)
(106,500) Hims & Hers Health, Inc. (2,885,085)
(220,900) Innoviva, Inc. (4,418,000)
(42,733) Integer Holdings Corp. (3,711,788)
(341,580) Ionis Pharmaceuticals, Inc. (28,238,419)
(28,800) IRhythm Holdings, Inc. (4,449,888)
(233,310) Jazz Pharmaceuticals PLC (38,377,162)
(34,580) Lantheus Holdings, Inc. (2,314,094)
(20,200) Ligand Pharmaceuticals, Inc. (3,880,420)
(218,400) Merck & Co., Inc. (24,082,968)
(78,500) Merit Medical Systems, Inc. (6,365,565)
(77,198) Pacira BioSciences, Inc. (1,585,647)
(121,098) Tandem Diabetes Care, Inc. (2,408,639)
(127,000) Tempus AI, Inc. (7,597,140)
(50,000) Zoetis, Inc. (6,241,000)
(269,281,934)
Industrials (-2.3%)
(16,000) Aerovironment, Inc. (4,454,240)
(218,100) JPY ANA Holdings, Inc. (4,234,883)
(711,700) Bloom Energy Corp.Class A, (107,730,029)
(126,759) Boeing Co. (29,626,114)
(64,300) BWX Technologies, Inc. (13,209,149)
(195,733) Fluor Corp. (9,040,907)
(145,056) Granite Construction, Inc. (17,514,061)
(66,880) Greenbrier Cos., Inc. (3,372,090)
(155,581) Hertz Global Holdings, Inc. (762,347)
(1,484,500) JPY INFRONEER Holdings, Inc. (22,215,702)
(96,300) JBT Marel Corp. (15,148,953)
(290,400) JPY Nagoya Railroad Co. Ltd. (3,241,574)
(453,400) JPY Nikkon Holdings Co. Ltd. (10,737,342)
(18,088) OSI Systems, Inc. (4,524,532)
(1,236,850) QXO, Inc. (27,433,333)
(32,355) EUR Rheinmetall AG (68,324,061)
(643,100) JPY Seino Holdings Co. Ltd. (10,006,363)
(204,500) Union Pacific Corp. (48,077,950)
(75,000) Voyager Technologies, Inc.Class A, (2,289,750)
(401,943,380)
Information Technology (-8.0%)
(67,672) Advanced Energy Industries, Inc. (17,280,722)
(567,751) Akamai Technologies, Inc. (55,157,010)
(86,700) Alarm.com Holdings, Inc. (4,229,226)

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
(62,100) Avnet, Inc. $ (3,874,419)
(65,700) BILL Holdings, Inc. (2,836,269)
(131,669) Blackline, Inc. (6,118,658)
(117,789) Box, Inc.Class A, (2,985,951)
(39,700) Camtek Ltd. (5,817,241)
(41,360) Check Point Software Technologies
Ltd. (7,424,534)
(1,163,000) Cipher Mining, Inc. (18,561,480)
(207,994) Cloudflare, Inc.Class A, (36,887,736)
(42,500) Commvault Systems, Inc. (3,642,250)
(240,000) CoreWeave, Inc.Class A, (22,365,600)
(127,015) CSG Systems International, Inc. (10,129,446)
(40,600) CyberArk Software Ltd. (17,491,698)
(37,800) Datadog, Inc.Class A, (4,888,296)
(160,804) DigitalOcean Holdings, Inc. (8,884,421)
(382,200) Dropbox, Inc.Class A, (9,738,456)
(33,000) Five9, Inc. (582,780)
(28,864) Guidewire Software, Inc. (4,062,897)
(2,564,789) Hewlett Packard Enterprise Co. (55,194,259)
(200,100) JPY Ibiden Co. Ltd. (10,639,848)
(129,041) InterDigital, Inc. (42,124,144)
(870,400) IREN Ltd. (46,775,296)
(128,565) Itron, Inc. (12,738,220)
(4,783,000) HKD Lenovo Group Ltd. (5,436,827)
(413,953) Lumentum Holdings, Inc. (162,203,344)
(1,070,000) MARA Holdings, Inc. (10,165,000)
(800,300) Microchip Technology, Inc. (60,758,776)
(334,700) Mirion Technologies, Inc. (8,313,948)
(86,600) MKS, Inc. (20,386,506)
(248,500) Nebius Group NV (21,169,715)
(27,500) Nova Ltd. (12,590,600)
(128,321) Nutanix, Inc.Class A, (5,046,865)
(555,700) ON Semiconductor Corp. (33,280,873)
(209,017) Palo Alto Networks, Inc. (36,989,738)
(339,185) Pitney Bowes, Inc. (3,537,700)
(1,014) Progress Software Corp. (41,493)
(16,800) Rapid7, Inc. (200,256)
(101,000) Rubrik, Inc.Class A, (5,650,950)
(242,400) Seagate Technology Holdings PLC (98,824,056)
(35,000) Semtech Corp. (2,791,250)
(403,051) Shift4 Payments, Inc.Class A, (23,796,131)
(345,060) Snowflake, Inc. (66,493,062)
(407,503) Strategy, Inc. (61,007,274)
(492,200) Super Micro Computer, Inc. (14,327,942)
(52,600) Synaptics, Inc. (4,340,026)
(901,000) Terawulf, Inc. (12,046,370)
(48,000) Unity Software, Inc. (1,396,800)
(70,900) Vertex, Inc.Class A, (1,315,195)
(171,646) Vishay Intertechnology, Inc. (3,458,667)
(1,059,800) Western Digital Corp. (265,193,754)
(35,000) Wix.com Ltd. (3,039,400)
(103,100) Workiva, Inc. (7,940,762)
(92,000) Xerox Holdings Corp. (201,480)
NUMBER OF
SHARES b b VALUE b
(2,375,000) HKD Xiaomi Corp.*Class B, $ (10,792,553)
(12,000) Zscaler, Inc. (2,400,120)
(1,375,568,290)
Materials (-0.8%)
(228,600) Albemarle Corp. (39,006,018)
(373,000) JPY ARE Holdings, Inc. (8,748,966)
(143,000) First Majestic Silver Corp. (2,980,120)
(174,100) JPY JFE Holdings, Inc. (2,346,683)
(258,000) JPY Kansai Paint Co. Ltd. (4,111,896)
(796,100) JPY Kobe Steel Ltd. (11,453,325)
(453,743) MP Materials Corp. (26,666,476)
(335,000) Ramaco Resources, Inc.Class A, (6,535,850)
(1,839,500) Sibanye Stillwater Ltd. (31,050,760)
(132,900,094)
Real Estate (-0.7%)
(51,998) BXP, Inc. (3,362,711)
(572,000) Compass, Inc.Class A, (7,161,440)
(583,400) JPY Daiwa House Industry Co. Ltd. (19,828,664)
(24,500) Digital Realty Trust, Inc. (4,065,775)
(31,800) Federal Realty Investment Trust (3,216,888)
(1,389,000) HKD Henderson Land Development
Co. Ltd. (5,533,170)
(100,000) HKD Link REIT (459,799)
(33,800) Realty Income Corp. (2,067,208)
(79,000) JPY Relo Group, Inc. (894,340)
(27,000) Rexford Industrial Realty, Inc. (1,094,310)
(270,000) Ventas, Inc. (20,970,900)
(272,400) Welltower, Inc. (51,309,264)
(119,964,469)
Utilities (-2.9%)
(401,700) Alliant Energy Corp. (26,476,047)
(598,000) CenterPoint Energy, Inc. (23,734,620)
(167,000) CMS Energy Corp. (11,938,830)
(369,900) Duke Energy Corp. (44,887,365)
(838,050) Evergy, Inc. (64,303,577)
(155,000) Exelon Corp. (6,940,900)
(460,000) FirstEnergy Corp. (21,776,400)
(893,650) NextEra Energy, Inc. (78,551,835)
(1,159,800) PG&E Corp. (17,884,116)
(56,500) Pinnacle West Capital Corp. (5,286,140)
(1,189,571) PPL Corp. (43,121,949)
(566,059) Southern Co. (50,554,729)
(538,700) UGI Corp. (21,607,257)
(639,800) WEC Energy Group, Inc. (70,806,666)
(487,870,431)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $3,204,710,278) (3,941,443,048)
TOTAL SECURITIES SOLD SHORT
(Proceeds $3,204,710,278) (3,941,443,048)

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
Amounts relating to investments in affiliated funds  at January 31, 2026, and for the period of October 31, 2025 through January 31, 2026 are as follows:
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED WRITTEN OPTIONS  (-8.6%)#
Communication Services (-0.2%)
(2,396)
(26,645,916)
AST SpaceMobile, Inc. Call,
01/15/27, Strike $30.00 $ (20,485,800)
(1,500)
(16,681,500)
AST SpaceMobile, Inc. Call,
01/21/28, Strike $100.00 (9,116,250)
(250)
(12,508,750)
Spotify Technology SA Put,
02/13/26, Strike $515.00 (811,875)
(250)
(12,508,750)
Spotify Technology SA Call,
02/13/26, Strike $515.00 (481,250)
(30,895,175)
Consumer Discretionary (0.0%)
(5,000)
(5,535,000)
Lucid Group, Inc. Call, 08/21/26,
Strike $3.00 (15,000)
Information Technology (0.0%)
(2,000)
(5,822,000)
Super Micro Computer, Inc. Call,
08/21/26, Strike $50.00 (452,000)
(592)
(927,072)
Wolfspeed, Inc. Call, 02/20/26,
Strike $20.00 (48,248)
(500,248)
Other (-8.4%)
(4,000)
(2,775,612,000)
S&P 500® Index Call, 02/27/26,
Strike $6,900.00 (56,720,000)
(1,500)
(1,040,854,500)
S&P 500® Index Call, 02/27/26,
Strike $6,300.00 (99,667,500)
(8,800)
(6,106,346,400)
S&P 500® Index Call, 02/27/26,
Strike $5,500.00 (1,277,320,000)
NUMBER OF
SHARES b b VALUE b
(1,000)
(693,903,000)
S&P 500® Index Put, 02/27/26,
Strike $5,500.00 $ (300,000)
(1,434,007,500)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $1,412,723,413) $ (1,465,417,923)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $6,863,918,357.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†† When-issued security.
# Non-income producing security.
‡‡‡ Security fair valued using significant unobservable inputs and classified as a Level 3 security.
‡‡ Perpetual maturity.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
AFFILIATE
VALUE,
BEGINNING
OF PERIOD PURCHASES
SALES
PROCEEDS
DIVIDEND
INCOME
NET REALIZED
GAINS/(LOSS)
NET INCREASE/
DECREASE IN
UNREALIZED
APPRECIATION/
DEPRECIATION
VALUE, END OF
PERIOD
Calamos Short-Term Bond Fund $ 337,826,981 $ — $ — $ 3,844,429 $ — $ — $ 337,826,981
FOREIGN CURRENCY ABBREVIATIONS
EUR European Monetary Unit
HKD Hong Kong Dollar
JPY Japanese Yen
ABBREVIATION
ADR American Depositary Receipt
OBFR Overnight Bank Funding Rate
SOFR Secured Overnight Financing Rate
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. The principal amount for such securities is shown in the respective foreign currency.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Bank of New York Mellon European Monetary Unit 2/25/26 55,023,000 $ 65,289,128 $ 657,275

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
Northern Trust Company Japanese Yen 2/25/26 3,162,949,000 $ 20,476,224 $ 456,482
Northern Trust Company Japanese Yen 2/25/26 1,891,955,000 12,248,093 143,408
Northern Trust Company European Monetary Unit 2/25/26 8,211,000 9,742,999 230,462
$ 1,487,627
COUNTERPARTY
SHORT
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Bank of New York Mellon European Monetary Unit 2/25/26 119,874,000 $ 142,239,953 $ (2,483,125)
Bank of New York Mellon Japanese Yen 2/25/26 5,361,935,000 34,711,967 150,163
Northern Trust Company European Monetary Unit 2/25/26 19,247,000 22,838,083 78,577
Northern Trust Company Japanese Yen 2/25/26 3,640,951,000 23,570,702 (299,847)
Northern Trust Company Singapore Dollar 2/25/26 27,656,000 21,773,960 (371,192)
State Street Bank and Trust British Pound Sterling 2/25/26 8,569,000 11,725,105 (454,975)
State Street Bank and Trust European Monetary Unit 2/25/26 13,849,000 16,432,931 (252,929)
$ (3,633,328)
TOTAL RETURN SWAPS
COUNTERPARTY
UNDERLYING
REFERENCE
INSTRUMENT
FIXED RATE
(FUND PAYS)
FLOATING RATE
(FUND RECEIVES)
TERMINATION
DATE
PERIODIC
PAYMENT
FREQUENCY
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(PAID)/
RECEIVED
MARKET
VALUE
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bank of America
NA
Lucid Group, Inc. Equity returns on
448,212 shares of
Lucid Group, Inc.
1 mo. SOFR
Plus 1.000% 04/01/30 Monthly $5,239,598 — $ 291,706 $ 291,706
Citibank NA IREN Ltd. Equity returns on
133,900 shares of
IREN Ltd.
1 mo. SOFR
Plus 3.280% 12/12/29 Monthly $6,739,187 — (446,704) (446,704)
Citibank NA Lucid Group, Inc. Equity returns on
728,750 shares of
Lucid Group, Inc.
1 mo. SOFR
Plus 1.000% 04/01/30 Monthly $8,519,088 — 469,680 469,680
Citibank NA Lucid Group, Inc. Equity returns on
576,570 shares of
Lucid Group, Inc.
1 mo. SOFR
Plus 1.000% 11/03/31 Monthly $6,492,178 — 119,982 119,982
Goldman Sachs
& Co. LLC
Zoetis, Inc. Equity returns on
111,336 shares of
Zoetis, Inc.
1 mo. OBFR
Plus 3.640% 02/02/26 At Maturity $13,469,429 — (366,304) (366,304)
JPMorgan
Securities LLC
Voyager
Technologies,
Inc.
Equity returns on
71,700 shares
of Voyager
Technologies, Inc.
1 mo. OBFR
Plus 1.000% 05/07/26 Monthly $2,112,282 — (71,390) (71,390)
JPMorgan
Securities LLC
Voyager
Technologies,
Inc.
Equity returns
on 214,500
shares of Voyager
Technologies, Inc.
1 mo. OBFR
Plus 1.000% 11/15/30 Monthly $7,110,675 — 570,306 570,306
Morgan Stanley
& Co. LLC
Joby Aviation,
Inc.
Equity returns on
399,900 shares of
Joby Aviation, Inc.
1 mo. FEDL Plus
1.000% 03/03/26 Monthly $4,538,865 — 311,922 311,922
Morgan Stanley
& Co. LLC
Hertz Global
Holdings, Inc.
Equity returns on
612,653 shares
of Hertz Global
Holdings, Inc.
1 mo. FEDL Plus
1.000% 10/05/28 Monthly $3,308,326 — 307,921 307,921
$— $ 1,187,119 $ 1,187,119

Calamos Market Neutral Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 265 $ — $ 6,736,205,730 $ — $ 6,736,205,730
Corporate Bonds 8 — 33,076,107 — 33,076,107
Common Stocks 358 10,371,846,139 117,354,612 2,880,000 10,492,080,751
Convertible Preferred Stocks 16 658,276,962 — — 658,276,962
Exchange-Traded Fund 1 76,116,700 — — 76,116,700
Investment in Affiliated Fund 1 337,826,981 — — 337,826,981
Rights 6 118,331 — 371,652 489,983
Warrants 139 3,938,234 3,625,570 — 7,563,804
Exchange-Traded Purchased Options 2 12,945,000 — — 12,945,000
Investment of Cash Collateral for Securities Loaned 1 — 169,651,124 — 169,651,124
Forward Foreign Currency Contracts 6 — 1,716,367 — 1,716,367
Total Return Swaps – — 2,071,517 — 2,071,517
Over the Counter Purchased Options 19 — 42,308,708 — 42,308,708
Total $ 11,461,068,347 $ 7,106,009,735 $ 3,251,652 $ 18,570,329,734
Liabilities: — — — —
Common Stocks Sold Short 191 $ 3,941,443,048 $ — $ — $ 3,941,443,048
Exchange-Traded Written Options 16 1,465,417,923 — — 1,465,417,923
Forward Foreign Currency Contracts 5 — 3,862,068 — 3,862,068
Total Return Swaps – — 884,398 — 884,398
Total $ 5,406,860,971 $ 4,746,466 $ — $ 5,411,607,437
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Market Neutral Income Fund’s assets and liabilities during the year ended January 31, 2026:
Investments
in
Securities
Balance
as of
October 31,
2025
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation) Purchases
Sales
Proceeds
Transfers
into
Level 3
Transfers
out of
Level 3
Balance
as of
January 31,
2026
Net change in
Unrealized
Appreciation
(Depreciation) from
investments still held
as of January 31, 2026
Common
Stocks $ 14,462,500 $ — $ 2,071,928 $ (1,521,736) $ — $ 12,132,692 $ — $ — $ 2,880,000 $ —
Rights 277,808 — — 12,513 81,331 — — — 371,652 —
Total $14,740,308 $— $2,071,928 $(1,509,223) $81,331 $12,132,692 $— $— $3,251,652 $—

Calamos Phineus Long/Short Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (92.4%)
Communication Services (4.8%)
132,500 Netflix, Inc.# $ 11,062,425
63,000 Reddit, Inc. - Class A# 11,357,010
30,000 Spotify Technology SA#~ 15,010,500
228,000 Uber Technologies, Inc.#~ 18,251,400
55,681,335
Consumer Discretionary (11.1%)
258,000 Amazon.com, Inc.#~ 61,739,400
130,000 DR Horton, Inc.~ 19,349,200
85,000 Lowe's Cos., Inc.~ 22,700,100
76,000 Marriott International, Inc. - Class
A~ 23,962,800
127,751,500
Financials (8.8%)
39,500 Capital One Financial Corp.~ 8,647,735
103,000 Citigroup, Inc. 11,918,130
223,000 Morgan Stanley~ 40,764,400
443,800 Wells Fargo & Co.~ 40,159,462
101,489,727
Health Care (4.6%)
287,000 Halozyme Therapeutics, Inc.#^~ 20,580,770
100,000 ICON PLC# 18,025,000
19,500 Thermo Fisher Scientific, Inc.~ 11,282,895
8,500 UnitedHealth Group, Inc. 2,438,905
52,327,570
Industrials (44.5%)
244,000 3M Co.~ 37,371,040
1,140,000 GBP BAE Systems PLC 30,947,510
196,000 Boeing Co.#~ 45,809,120
401,000 Booz Allen Hamilton Holding
Corp.~ 35,456,420
30,000 CACI International, Inc. - Class
A#^~ 18,617,400
400,000 Canadian Pacific Kansas City Ltd.~ 29,736,000
127,500 Emerson Electric Co.~ 18,737,400
47,000 Ferguson Enterprises, Inc.~ 11,865,620
152,000 Jacobs Solutions, Inc.~ 20,559,520
211,000 Johnson Controls International
PLC~ 25,163,860
126,500 L3Harris Technologies, Inc.~ 43,370,525
95,000 Regal Rexnord Corp.~ 15,342,500
79,500 EUR Schneider Electric SE 22,792,796
855,000 Southwest Airlines Co. 40,629,600
173,932 Union Pacific Corp.~ 40,891,413
405,500 United Airlines Holdings, Inc.#~ 41,490,760
27,500 United Rentals, Inc.~ 21,506,650
50,000 Waste Management, Inc.~ 11,112,000
511,400,134
Information Technology (14.3%)
86,000 Broadcom, Inc. 28,491,800
65,000 HubSpot, Inc.# 18,200,000
34,000 Intuit, Inc. 16,963,280
NUMBER OF
SHARES b b VALUE b
61,000 Microsoft Corp.~ $ 26,247,690
258,500 NVIDIA Corp.~ 49,407,105
54,267 Synopsys, Inc.#~ 25,240,396
164,550,271
Materials (4.3%)
412,500 Freeport-McMoRan, Inc.~ 24,844,875
70,500 Sherwin-Williams Co.~ 25,002,120
49,846,995
TOTAL COMMON STOCKS
(Cost $943,237,234)
1,063,047,532
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (2.4%)#
Consumer Discretionary (0.1%)
760
23,962,800
Marriott International, Inc. Put,
02/20/26, Strike $305.00 391,400
23,500
23,194,500
Stellantis NV Call, 02/20/26, Strike
$10.00 763,750
1,155,150
Health Care (0.0%)
655
18,793,915
UnitedHealth Group, Inc. Call,
02/06/26, Strike $355.00 4,585
Industrials (1.0%)
8,080
48,140,640
Carrier Global Corp. Call,
03/20/26, Strike $62.50 1,656,400
29,500
25,570,600
EUR Deutsche Lufthansa AG Call,
03/20/26, Strike 6.00 9,511,245
2,280
18,251,400
Uber Technologies, Inc. Put,
02/06/26, Strike $78.00 456,000
11,623,645
Information Technology (0.5%)
325
9,100,000
HubSpot, Inc. Put, 02/20/26, Strike
$360.00 2,687,750
5,040
20,820,240
EUR Infineon Technologies AG Call,
02/20/26, Strike 40.00 1,708,610
680
33,926,560
Intuit, Inc. Call, 04/17/26, Strike
$620.00 418,200
3,020
22,927,840
Microchip Technology, Inc. Put,
02/06/26, Strike $70.00 234,050
715
30,765,735
Microsoft Corp. Call, 02/06/26,
Strike $485.00 23,238
6,570
108,129,060
Oracle Corp. Put, 02/20/26, Strike
$135.00 597,870
5,669,718
Other (0.8%)
4,670
290,413,290
Invesco QQQ Trust Series 1 Put,
02/20/26, Strike $620.00 4,915,175

Calamos Phineus Long/Short Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
5,000
345,985,000
SPDR® S&P 500® ETF Trust Put,
02/20/26, Strike $687.00 $ 3,550,000
8,465,175
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $20,586,687)
26,918,273
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.3%)
3,624,334
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $3,624,334) $ 3,624,334
TOTAL INVESTMENTS (95.1%)
(Cost $967,448,255)
1,093,590,139
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%) (3,624,334)
OTHER ASSETS, LESS LIABILITIES (5.2%)
60,273,610
NET ASSETS (100.0%) $ 1,150,239,415
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS SOLD SHORT  (-3.0%)#
Consumer Discretionary (-0.5%)
(13,000) Tesla, Inc. (5,595,330)
Financials (-0.8%)
(25,000) American Express Co. (8,804,250)
Information Technology (-1.7%)
(23,000) Ciena Corp. (5,791,630)
(67,000) Coherent Corp. (14,216,060)
(20,007,690)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $30,122,159) (34,407,270)
EXCHANGE-TRADED FUNDS SOLD SHORT  (-52.7%)#
Other (-52.7%)
(786,500) SPDR® S&P 500® ETF Trust# (544,234,405)
(154,000) VanEck Semiconductor ETF (62,132,840)
TOTAL EXCHANGE-TRADED
FUNDS SOLD SHORT
(Proceeds $595,855,216) (606,367,245)
TOTAL SECURITIES SOLD SHORT
(Proceeds $625,977,375) (640,774,515)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-0.9%)#
Communication Services (0.0%)
(1,080)
(9,016,920)
Netflix, Inc. Put, 03/20/26, Strike
$80.00 $ (235,440)
Consumer Discretionary (0.0%)
(395)
(5,879,180)
DR Horton, Inc. Put, 02/20/26,
Strike $145.00 (128,375)
Financials (-0.1%)
(3,160)
(10,454,860)
EUR Deutsche Bank AG Put, 02/20/26,
Strike 30.50 (91,770)
(380)
(6,946,400)
Morgan Stanley Call, 04/17/26,
Strike $170.00 (710,600)
(802,370)
Industrials (-0.2%)
(1,010)
(6,017,580)
Carrier Global Corp. Call, 02/20/26,
Strike $57.50 (378,750)
(9,835)
(46,735,920)
Southwest Airlines Co. Call,
02/06/26, Strike $47.00 (1,268,715)
(995)
(23,392,450)
Union Pacific Corp. Put, 02/20/26,
Strike $220.00 (64,675)
(1,712,140)
Information Technology (-0.1%)
(670)
(14,216,060)
Coherent Corp. Put, 02/06/26,
Strike $160.00 (187,599)
(755)
(5,731,960)
Microchip Technology, Inc. Call,
02/20/26, Strike $76.00 (279,350)
(715)
(30,765,735)
Microsoft Corp. Put, 02/20/26,
Strike $430.00 (706,063)
(6,570)
(108,129,060)
Oracle Corp. Put, 02/20/26, Strike
$130.00 (400,770)
(1,573,782)
Other (-0.5%)
(1,930)
(120,020,910)
Invesco QQQ Trust Series 1 Call,
02/20/26, Strike $650.00 (235,460)
(4,670)
(290,413,290)
Invesco QQQ Trust Series 1 Put,
02/20/26, Strike $580.00 (1,193,185)
(2,570)
(159,820,590)
Invesco QQQ Trust Series 1 Put,
02/20/26, Strike $570.00 (460,030)
(4,670)
(290,413,290)
Invesco QQQ Trust Series 1 Call,
03/20/26, Strike $680.00 (424,970)
(10,000)
(691,970,000)
SPDR® S&P 500® ETF Trust Put,
03/20/26, Strike $620.00 (2,815,000)
(7,250)
(119,944,000)
State Street Industrial Select Sector
SPDR ETF Call, 02/20/26, Strike
$172.00 (590,875)
(2,280)
(18,251,400)
Uber Technologies, Inc. Call,
02/20/26, Strike $90.00 (186,960)
(5,906,480)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $9,894,610) $ (10,358,587)

Calamos Phineus Long/Short Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $689,551,642.
^ Security, or portion of security, is on loan.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
EUR European Monetary Unit
GBP British Pound Sterling
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. The principal amount for such securities is shown in the respective foreign currency.
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
US Dollar $ 377,588,645 85.3%
European Monetary Unit 33,920,882 7.7%
British Pound Sterling 30,947,510 7.0%
Total Investments $442,457,037 100.0%
Currency exposure may vary over time.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 42 $ 1,009,307,226 $ 53,740,306 $ — $ 1,063,047,532
Exchange-Traded Purchased Options 14 26,918,273 — — 26,918,273
Investment of Cash Collateral for Securities Loaned 1 — 3,624,334 — 3,624,334
Total $ 1,036,225,499 $ 57,364,640 $ — $ 1,093,590,139
Liabilities: — — — —
Common Stocks Sold Short 4 $ 34,407,270 $ — $ — $ 34,407,270
Exchange-Traded Funds Sold Short 2 606,367,245 — — 606,367,245
Exchange-Traded Written Options 18 10,358,587 — — 10,358,587
Total $ 651,133,102 $ — $ — $ 651,133,102

Calamos Merger Arbitrage Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (47.2%)
Communication Services (2.7%)
72,000 JD.com, Inc.
0.250%, 06/01/29 $ 72,684
Consumer Discretionary (2.6%)
65,000 GameStop Corp.*
0.000%, 06/15/32 70,235
Financials (4.5%)
137,000 Global Payments, Inc.~
1.500%, 03/01/31 121,419
Health Care (5.6%)
Exact Sciences Corp.*
77,000 2.000%, 03/01/30 107,041
38,000 1.750%, 04/15/31 46,751
153,792
Information Technology (26.2%)
78,000 Alkami Technology, Inc.*
1.500%, 03/15/30 77,516
110,000 Bill Holdings, Inc.
0.000%, 04/01/30 98,620
37,000 CSG Systems International, Inc.~
3.875%, 09/15/28 44,998
118,000 Dayforce, Inc.~
0.250%, 03/15/26 117,375
90,000 Five9, Inc.~
1.000%, 03/15/29 81,358
97,000 Nutanix, Inc.
0.500%, 12/15/29 88,284
79,000 PagerDuty, Inc.
1.500%, 10/15/28 74,110
60,000 Rapid7, Inc.
1.250%, 03/15/29 54,837
80,000 Shift4 Payments, Inc.
0.500%, 08/01/27 77,006
714,104
Utilities (5.6%)
114,000 TXNM Energy, Inc.~
5.750%, 06/01/54 153,715
TOTAL CONVERTIBLE BONDS
(Cost $1,291,587)
1,285,949
CORPORATE BOND (0.1%)
Information Technology (0.1%)
2,586 Wolfspeed, Inc.
7.000%, 06/15/31
(Cost $5,950) 2,112
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (48.2%)
Communication Services (7.2%)
644 Match Group, Inc. 20,061
8,167 TEGNA, Inc. 156,480
NUMBER OF
SHARES b b VALUE b
725 Warner Bros Discovery, Inc.# $ 19,966
196,507
Consumer Staples (8.2%)
255 Boston Beer Co., Inc. - Class A#~ 54,473
9,700 Kenvue, Inc. 168,780
223,253
Financials (6.0%)
1,000 Archimedes Tech SPAC Partners
III Co.# 10,100
4,002 KRAKacquisition Corp.# 40,560
2,000 Lafayette Digital Acquisition Corp.
I# 20,000
1,563 Legato Merger Corp. IV# 15,677
1,330 M Evo Global Acquisition Corp. II# 13,353
3,130 Mountain Lake Acquisition Corp. II# 31,269
45 ProCap Acquisition Corp. - Class A# 460
2,001 Space Asset Acquisition Corp.# 20,390
1,157 X3 Acquisition Corp. Ltd.# 11,570
163,379
Health Care (2.8%)
2,840 Pfizer, Inc.~ 75,090
Industrials (7.2%)
197 Chart Industries, Inc.# 40,846
423 Norfolk Southern Corp.~ 123,194
3,030 TaskUS, Inc. - Class A# 32,724
196,764
Information Technology (5.1%)
509 Blackbaud, Inc.#~ 27,333
250 CyberArk Software Ltd.# 107,708
214 Wolfspeed, Inc.# 3,351
138,392
Materials (2.0%)
2,396 James Hardie Industries PLC# 55,084
Other (1.5%)
2,208 American Drive Acquisition Co. -
Class C# 22,080
1,676 Churchill Capital Corp. XI# 17,263
127 ITHAX Acquisition Corp. III# 1,270
40,613
Special Purpose Acquisition Companies (8.2%)
618 Alchemy Investments Acquisition
Corp. 1# 7,212
1,594 Everest Consolidator Acquisition
Corp.#‡‡‡ 18,363
4,527 Four Leaf Acquisition Corp. - Class
A#~ 53,192
12,115 FutureTech II Acquisition Corp. -
Class A#~ 145,622

Calamos Merger Arbitrage Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
750 Mak Acquisition Corp. - Class B# $ 7
224,396
TOTAL COMMON STOCKS
(Cost $1,321,485)
1,313,478
RIGHTS (0.0%)#
Consumer Staples (0.0%)
755
Mirati Therapeutics, Inc.#‡‡‡
755
Health Care (0.0%)
523
Akero Therapeutics, Inc.#‡‡‡
392
Special Purpose Acquisition Companies (0.0%)
81
Black Hawk Acquisition Corp.#
(Expire 06/20/25) 112

Quetta Acquisition Corp.#
(Expire 11/30/24) 38
150
TOTAL RIGHTS
(Cost $997)
1,297
WARRANTS (0.0%)#
Other (0.0%)
2,950 Mak Acquisition Corp.
10/29/30, Strike $11.50 1,062
Special Purpose Acquisition Companies (0.0%)
115 Spark I Acquisition Corp.
11/27/28, Strike $11.50 40
TOTAL WARRANTS
(Cost $311)
1,102
TOTAL INVESTMENTS (95.5%)
(Cost $2,620,330)
2,603,938
OTHER ASSETS, LESS LIABILITIES (4.5%)
122,346
NET ASSETS (100.0%) $ 2,726,284
COMMON STOCKS SOLD SHORT  (-10.9%)#
Consumer Staples (-3.6%)
(993) Kimberly-Clark Corp. (99,290)
Industrials (-3.7%)
(423) Union Pacific Corp. (99,447)
Information Technology (-3.6%)
(550) Palo Alto Networks, Inc. (97,334)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $294,855) (296,071)
TOTAL SECURITIES SOLD SHORT
(Proceeds $294,855) (296,071)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#
Information Technology (0.0%)
(2)
(3,132)
Wolfspeed, Inc. Call, 02/20/26,
Strike $20.00
(Premium $589) $ (163)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short.
The aggregate value of such securities is $634,435.
# Non-income producing security.
‡‡‡ Security fair valued using significant unobservable inputs and classified as a Level 3 security.
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

Calamos Merger Arbitrage Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 15 $ — $ 1,285,949 $ — $ 1,285,949
Corporate Bond 1 — 2,112 — 2,112
Common Stocks 30 1,019,495 275,620 18,363 1,313,478
Rights 4 150 — 1,147 1,297
Warrants 2 — 1,102 — 1,102
Total $ 1,019,645 $ 1,564,783 $ 19,510 $ 2,603,938
Liabilities: — — — —
Common Stocks Sold Short 3 $ 296,071 $ — $ — $ 296,071
Exchange-Traded Written Option 1 163 — — 163
Total $ 296,234 $ — $ — $ 296,234
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Merger Arbitrage Fund’s assets and liabilities during the year ended January 31, 2026:
Investments
in
Securities
Balance
as of
October 31,
2025
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation) Purchases
Sales
Proceeds
Transfers
into
Level 3
Transfers
out of
Level 3
Balance
as of
January 31,
2026
Net change in
Unrealized
Appreciation
(Depreciation) from
investments still held
as of January 31, 2026
Common
Stocks $ 92,213 $ — $ 6,839 $ (3,331) $ — $ 77,358 $ — $ — $ 18,363 $ —
Rights 755 — — 52 340 — — — 1,147 —
Total $92,968 $— $6,839 $(3,279) $340 $77,358 $— $— $19,510 $—

Calamos Convertible Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (86.4%)
Communication Services (7.8%)
AST SpaceMobile, Inc.*
2,000,000 2.375%, 10/15/32 $ 3,645,780
4,500,000 2.000%, 01/15/36 6,152,130
4,750,000 IMAX Corp.*
0.750%, 11/15/30 5,081,502
11,250,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 13,146,525
8,500,000 Live Nation Entertainment, Inc.^
2.875%, 01/15/30 9,038,390
12,250,000 Lyft, Inc.*
0.000%, 09/15/30 12,951,190
12,250,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 15,697,273
7,750,000 Uber Technologies, Inc. (Aurora
Innovation, Inc.)*§
0.000%, 05/15/28 7,791,850
73,504,640
Consumer Discretionary (8.1%)
18,500,000 Alibaba Group Holding Ltd.*
0.000%, 09/15/32 20,697,060
13,000,000 DoorDash, Inc.*
0.000%, 05/15/30 13,029,510
4,000,000 Etsy, Inc.*
1.000%, 06/15/30 4,000,320
4,500,000 Ford Motor Co.
0.000%, 03/15/26 4,771,665
2,250,000 Freshpet, Inc.^
3.000%, 04/01/28 2,793,195
3,500,000 Lucid Group, Inc.*
5.000%, 04/01/30 2,046,625
4,250,000 NCL Corp. Ltd.*
0.750%, 09/15/30 4,147,235
14,000,000 Rivian Automotive, Inc.
3.625%, 10/15/30 13,301,540
4,750,000 Wayfair, Inc.
3.500%, 11/15/28 11,182,403
75,969,553
Consumer Staples (0.2%)
1,750,000 KalVista Pharmaceuticals, Inc.*
3.250%, 10/01/31 2,212,613
Energy (1.2%)
3,250,000 Energy Fuels, Inc.*
0.750%, 11/01/31 4,456,237
5,500,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 6,501,385
10,957,622
Financials (3.8%)
4,500,000 Affirm Holdings, Inc.
0.750%, 12/15/29 4,658,310
7,500,000 Barclays Bank PLC (Microsoft Corp.)
Series MSFT^§
1.000%, 02/16/29 7,745,025
PRINCIPAL
AMOUNT a a VALUE a
Coinbase Global, Inc.
10,750,000 0.250%, 04/01/30 $ 10,564,992
4,095,000 0.000%, 10/01/32* 3,499,300
5,500,000 Galaxy Digital Holdings LP*
0.500%, 05/01/31 4,792,535
4,250,000 WisdomTree, Inc.*^
4.625%, 08/15/30 4,963,278
36,223,440
Health Care (8.5%)
4,250,000 Alnylam Pharmaceuticals, Inc.*
0.000%, 09/15/28 3,975,280
5,750,000 Alphatec Holdings, Inc.*
0.750%, 03/15/30 7,023,165
1,865,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 2,101,762
Bridgebio Pharma, Inc.
3,750,000 2.500%, 03/15/27^ 7,042,537
1,230,000 0.750%, 02/01/33* 1,256,445
1,760,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 2,106,685
4,750,000 Guardant Health, Inc.*
0.000%, 05/15/33 5,652,548
9,250,000 Halozyme Therapeutics, Inc.*
0.875%, 11/15/32 9,728,318
9,250,000 Ionis Pharmaceuticals, Inc.*
0.000%, 12/01/30 10,249,092
8,000,000 Jazz Investments I Ltd.
3.125%, 09/15/30 10,465,520
4,250,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 5,085,380
3,500,000 Merit Medical Systems, Inc.*^
3.000%, 02/01/29 4,056,815
4,000,000 Repligen Corp.
1.000%, 12/15/28 4,264,040
2,000,000 Tempus AI, Inc.*^
0.750%, 07/15/30 2,171,220
4,500,000 Zoetis, Inc.*
0.250%, 06/15/29 4,604,490
79,783,297
Industrials (7.5%)
8,250,000 AeroVironment, Inc.^
0.000%, 07/15/30 9,755,048
17,000,000 Bloom Energy Corp.*^
0.000%, 11/15/30 19,192,490
18,250,000 BWX Technologies, Inc.*
0.000%, 11/01/30 18,922,877
7,250,000 Fluor Corp.^
1.125%, 08/15/29 8,975,065
4,750,000 JBT Marel Corp.*
0.375%, 09/15/30 5,107,152
4,750,000 Joby Aviation, Inc.††
0.750%, 02/15/32 4,868,655
3,500,000 Tetra Tech, Inc.
2.250%, 08/15/28 4,073,755
70,895,042

Calamos Convertible Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Information Technology (35.4%)
6,500,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 $ 12,630,930
13,750,000 Akamai Technologies, Inc.*
0.250%, 05/15/33 16,693,737
5,436,000 Check Point Software Technologies
Ltd.*
0.000%, 12/15/30 5,366,800
8,250,000 Cipher Mining, Inc.*
0.000%, 10/01/31 10,589,452
10,287,000 Cloudflare, Inc.*
0.000%, 06/15/30 10,808,757
4,250,000 Commvault Systems, Inc.*
0.000%, 09/15/30 3,589,167
16,200,000 CyberArk Software Ltd.*
0.000%, 06/15/30 17,052,768
2,250,000 Cytokinetics, Inc.*^
1.750%, 10/01/31 2,853,090
12,750,000 Datadog, Inc.^
0.000%, 12/01/29 12,564,615
8,750,000 Guidewire Software, Inc.^
1.250%, 11/01/29 8,502,200
15,250,000 IREN Ltd.*
0.000%, 07/01/31 14,111,130
4,000,000 Itron, Inc.
1.375%, 07/15/30 4,264,480
4,250,000 Life360, Inc.*
0.000%, 06/01/30 4,482,688
13,500,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 30,654,315
8,500,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 12,271,025
7,500,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 9,724,350
16,250,000 MKS, Inc.
1.250%, 06/01/30 27,415,050
7,250,000 ON Semiconductor Corp.
0.000%, 05/01/27 9,205,905
1,750,000 Planet Labs PBC*
0.500%, 10/15/30 3,989,440
3,750,000 Seagate HDD Cayman
3.500%, 06/01/28 18,674,138
9,000,000 Snowflake, Inc.
0.000%, 10/01/29 12,681,810
7,000,000 Spotify USA, Inc.
0.000%, 03/15/26 7,103,600
Strategy, Inc.
6,500,000 0.875%, 03/15/31 6,702,410
6,000,000 0.625%, 09/15/28^ 7,132,860
7,750,000 Super Micro Computer, Inc.*
0.000%, 06/15/30 6,682,592
Terawulf, Inc.*
8,500,000 1.000%, 09/01/31 11,252,470
1,211,000 0.000%, 05/01/32 1,154,701
3,500,000 Tyler Technologies, Inc.
0.250%, 03/15/26 3,483,550
PRINCIPAL
AMOUNT a a VALUE a
5,000,000 Western Digital Corp.
3.000%, 11/15/28 $ 33,157,300
9,000,000 Zscaler, Inc.*
0.000%, 07/15/28 8,373,870
333,169,200
Materials (1.5%)
5,750,000 Centrus Energy Corp.*
0.000%, 08/15/32 8,378,268
2,000,000 MP Materials Corp.*
3.000%, 03/01/30 5,668,740
14,047,008
Other (0.9%)
7,000,000 CoreWeave, Inc.*
1.750%, 12/01/31 8,054,900
Real Estate (2.7%)
4,609,000 Compass, Inc.*
0.250%, 04/15/31 4,969,516
8,750,000 Digital Realty Trust LP*
1.875%, 11/15/29 9,072,438
7,250,000 Welltower OP LLC*
3.125%, 07/15/29 11,064,297
25,106,251
Utilities (8.8%)
11,000,000 CMS Energy Corp.
3.375%, 05/01/28 11,894,960
12,000,000 Duke Energy Corp.
4.125%, 04/15/26 12,471,000
17,750,000 NextEra Energy Capital Holdings,
Inc.
3.000%, 03/01/27 23,634,125
11,500,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 12,972,460
11,500,000 Southern Co.
4.500%, 06/15/27 12,379,520
8,750,000 WEC Energy Group, Inc.*
3.375%, 06/01/28 8,979,425
82,331,490
TOTAL CONVERTIBLE BONDS
(Cost $686,272,319)
812,255,056
NUMBER OF
SHARES b b VALUE b
CONVERTIBLE PREFERRED STOCKS (10.8%)
Financials (4.0%)
127,810
Apollo Global Management, Inc.~
6.750%, 07/31/26 8,866,180
173,440
ARES Management Corp.
6.750%, 10/01/27 8,295,635
10,300
Bank of America Corp.^~‡‡
7.250% 12,833,800
153,130
KKR & Co., Inc.^
6.250%, 03/01/28 7,494,182
37,489,797

Calamos Convertible Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Health Care (0.5%)
13,010
Bruker Corp.
6.375%, 09/01/28#
$ 4,512,518
Industrials (3.7%)
397,810
Boeing Co.~
6.000%, 10/15/27 29,724,363
81,910
QXO, Inc.^
5.500%, 05/15/28 5,188,999
34,913,362
Information Technology (1.5%)
73,155
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 4,430,998
148,765
Microchip Technology, Inc.
7.500%, 03/15/28 9,943,453
14,374,451
Materials (1.1%)
141,385
Albemarle Corp.
7.250%, 03/01/27
9,803,636
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $84,778,400)
101,093,764
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.2%)#
Information Technology (0.0%)
70
3,012,030
Microsoft Corp. Call, 05/15/26,
Strike $540.00 20,125
Other (0.2%)
1,500
103,795,500
SPDR® S&P 500® ETF Trust Put,
03/20/26, Strike $675.00 1,404,750
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $1,713,607)
1,424,875
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.7%)
25,840,210
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $25,840,210) $ 25,840,210
TOTAL INVESTMENTS (100.1%)
(Cost $798,604,536)
$ 940,613,905
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.7%) (25,840,210)
OTHER ASSETS, LESS LIABILITIES (2.6%)
25,178,882
NET ASSETS (100.0%) $ 939,952,577
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†† When-issued security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $30,862,338.
‡‡ Perpetual maturity.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company Hong Kong Dollar 2/25/26 9,472,000 $ 1,213,461 $ (5,955)
COUNTERPARTY
SHORT
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company Hong Kong Dollar 2/25/26 103,802,000 $ 13,298,108 $ 74,120
Northern Trust Company Hong Kong Dollar 2/25/26 18,073,000 2,315,338 4,624
$ 78,744

Calamos Convertible Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 90 $ — $ 812,255,056 $ — $ 812,255,056
Convertible Preferred Stocks 10 101,093,764 — — 101,093,764
Exchange-Traded Purchased Options 2 1,424,875 — — 1,424,875
Investment of Cash Collateral for Securities Loaned 1 — 25,840,210 — 25,840,210
Forward Foreign Currency Contracts 2 — 78,744 — 78,744
Total $ 102,518,639 $ 838,174,010 $ — $ 940,692,649
Liabilities: — — — —
Forward Foreign Currency Contracts 1 $ — $ 5,955 $ — $ 5,955
Total $ — $ 5,955 $ — $ 5,955

Calamos Global Convertible Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (88.7%)
Communication Services (13.0%)
783,000 AST SpaceMobile, Inc.*
2.375%, 10/15/32 $ 1,427,323
110,000,000 JPY CyberAgent, Inc.*
0.000%, 11/16/29 810,912
1,421,000 Grab Holdings Ltd.*
0.000%, 06/15/30 1,432,794
1,191,000 IMAX Corp.*
0.750%, 11/15/30 1,274,120
5,323,000 JD.com, Inc.
0.250%, 06/01/29 5,373,568
1,480,000 Lyft, Inc.*
0.000%, 09/15/30 1,564,715
2,789,000 MakeMyTrip Ltd.*
0.000%, 07/01/30 2,567,526
1,257,000 Snap, Inc.
0.500%, 05/01/30 1,084,100
2,522,000 Trip.com Group Ltd.
0.750%, 06/15/29 2,862,647
1,196,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 1,532,566
614,000 Uber Technologies, Inc. (Aurora
Innovation, Inc.)*§
0.000%, 05/15/28 617,316
20,547,587
Consumer Discretionary (15.4%)
2,363,200 EUR Accor SA*
0.700%, 12/07/27 1,562,295
3,386,000 Alibaba Group Holding Ltd.
0.500%, 06/01/31 5,959,800
2,775,000 DoorDash, Inc.*
0.000%, 05/15/30 2,781,299
1,411,000 Etsy, Inc.*
1.000%, 06/15/30 1,411,113
1,329,000 Farfetch Ltd.@
0.000%, 05/01/27 11,589
970,000 Lucid Group, Inc.*
5.000%, 04/01/30 567,207
1,752,000 Meritage Homes Corp.^
1.750%, 05/15/28 1,784,184
1,492,000 NCL Corp. Ltd.*
0.750%, 09/15/30 1,455,923
646,000 NIO, Inc.
4.625%, 10/15/30 581,859
2,569,000 Rivian Automotive, Inc.
4.625%, 03/15/29 2,716,538
160,000,000 JPY Sanrio Co. Ltd.*
0.000%, 12/14/28 1,940,450
914,000 Wayfair, Inc.
3.500%, 11/15/28 2,151,730
1,283,000 Wynn Macau Ltd.*
4.500%, 03/07/29 1,303,297
24,227,284
Consumer Staples (1.2%)
600,000 EUR Davide Campari-Milano NV*
2.375%, 01/17/29 698,543
PRINCIPAL
AMOUNT a a VALUE a
1,208,000 Enovis Corp.^
3.875%, 10/15/28 $ 1,176,677
1,875,220
Energy (4.9%)
3,600,000 EUR Eni SpA Series ENI*
2.950%, 09/14/30 4,718,777
670,000 Nabors Industries, Inc.
1.750%, 06/15/29 594,082
1,341,000 Northern Oil & Gas, Inc.
3.625%, 04/15/29 1,364,226
500,000 EUR Saipem SpA*
2.875%, 09/11/29 1,111,443
7,788,528
Financials (2.0%)
720,000 Coinbase Global, Inc.*^
0.000%, 10/01/32 615,262
622,000 Global Payments, Inc.^
1.500%, 03/01/31 551,260
2,037,000 Rexford Industrial Realty LP*
4.125%, 03/15/29 2,046,390
3,212,912
Health Care (6.9%)
1,502,000 Alnylam Pharmaceuticals, Inc.*
0.000%, 09/15/28 1,404,911
105,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 107,257
92,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 110,122
841,000 CONMED Corp.
2.250%, 06/15/27 815,930
623,000 Dexcom, Inc.
0.375%, 05/15/28 582,991
Halozyme Therapeutics, Inc.
241,000 1.000%, 08/15/28 337,214
270,000 0.875%, 11/15/32* 283,962
622,000 0.250%, 03/01/27 692,852
270,000 0.000%, 02/15/31*^ 278,586
1,587,000 Ionis Pharmaceuticals, Inc.*
0.000%, 12/01/30 1,758,412
1,295,000 Jazz Investments I Ltd.
2.000%, 06/15/26 1,431,571
415,000 Lantheus Holdings, Inc.
2.625%, 12/15/27 474,884
941,000 NeoGenomics, Inc.
0.250%, 01/15/28 858,352
618,000 TransMedics Group, Inc.
1.500%, 06/01/28 988,769
781,000 Zoetis, Inc.*
0.250%, 06/15/29 799,135
10,924,948
Industrials (5.1%)
370,000 AeroVironment, Inc.
0.000%, 07/15/30 437,499
2,392,000 Bloom Energy Corp.*
0.000%, 11/15/30 2,700,496

Calamos Global Convertible Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,581,000 BWX Technologies, Inc.*
0.000%, 11/01/30 $ 1,639,292
241,000 Joby Aviation, Inc.††
0.750%, 02/15/32 247,020
700,000 L&F Co. Ltd.*
2.500%, 04/26/30 567,098
600,000 EUR SPIE SA*
2.000%, 01/17/28 1,023,971
1,100,000 EUR Vinci SA*
0.700%, 02/18/30 1,360,369
7,975,745
Information Technology (28.5%)
Akamai Technologies, Inc.
978,000 1.125%, 02/15/29^ 1,025,893
695,000 0.250%, 05/15/33* 843,792
1,352,000 Bill Holdings, Inc.
0.000%, 04/01/30 1,212,136
996,000 Bitfarms Ltd.*
1.375%, 01/15/31 602,670
1,553,000 Check Point Software Technologies
Ltd.*
0.000%, 12/15/30 1,533,230
1,400,000 CyberArk Software Ltd.*
0.000%, 06/15/30 1,473,696
1,358,000 Datadog, Inc.^
0.000%, 12/01/29 1,338,255
718,000 DigitalOcean Holdings, Inc.*^
0.000%, 08/15/30 1,153,223
1,374,000 Dropbox, Inc.
0.000%, 03/01/28 1,366,539
637,000 Five9, Inc.
1.000%, 03/15/29 575,835
600,000 Gigabyte Technology Co. Ltd.*
0.000%, 07/27/28 603,432
649,000 Guidewire Software, Inc.^
1.250%, 11/01/29 630,620
516,000 IREN Ltd.*
0.000%, 07/01/31 477,465
Lumentum Holdings, Inc.
568,000 1.500%, 12/15/29 3,209,825
137,000 0.375%, 03/15/32* 311,084
633,000 MKS, Inc.
1.250%, 06/01/30 1,067,922
Nebius Group NV*
1,505,000 2.750%, 09/15/32 1,463,086
1,505,000 1.000%, 09/15/30 1,509,078
2,252,000 Nutanix, Inc.
0.500%, 12/15/29 2,049,658
ON Semiconductor Corp.^
1,301,000 0.500%, 03/01/29 1,273,640
824,000 0.000%, 05/01/27 1,046,299
621,000 Parsons Corp.^
2.625%, 03/01/29 666,029
1,395,000 Rubrik, Inc.*
0.000%, 06/15/30 1,257,941
717,000 Seagate HDD Cayman
3.500%, 06/01/28 3,570,495
PRINCIPAL
AMOUNT a a VALUE a
600,000 SK Hynix, Inc.*
1.750%, 04/11/30 $ 4,561,908
4,539,000 Strategy, Inc.
0.000%, 12/01/29 3,820,885
409,000 Terawulf, Inc.*
0.000%, 05/01/32 389,986
1,354,000 Unity Software, Inc.*^
0.000%, 03/15/30 1,531,306
1,253,000 Varonis Systems, Inc.
1.000%, 09/15/29 1,170,089
1,119,000 Wix.com Ltd.*
0.000%, 09/15/30 965,607
Workiva, Inc.
977,000 1.250%, 08/15/28 945,883
120,000 1.125%, 08/15/26 131,636
1,243,000 Xero Investments Ltd.*
1.625%, 06/12/31 1,182,118
44,961,261
Materials (4.7%)
1,448,000 Amyris, Inc.@
0.000%, 11/15/26 6,197
1,450,000 Centrus Energy Corp.*
0.000%, 08/15/32 2,112,781
1,200,000 Gold Pole Capital Co. Ltd.*
1.000%, 06/25/29 2,639,652
Kansai Paint Co. Ltd.*
200,000,000 JPY 0.000%, 03/08/29 1,351,473
200,000,000 JPY 0.000%, 03/07/31 1,343,991
7,454,094
Real Estate (1.4%)
775,000 Compass, Inc.*
0.250%, 04/15/31 835,620
1,290,000 Digital Realty Trust LP*
1.875%, 11/15/29 1,337,537
2,173,157
Utilities (5.6%)
1,282,000 American Water Capital Corp.
3.625%, 06/15/26 1,279,770
1,430,000 CMS Energy Corp.
3.375%, 05/01/28 1,546,345
2,892,000 Duke Energy Corp.
4.125%, 04/15/26 3,005,511
1,307,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 1,474,348
1,539,000 Southern Co.*
3.250%, 06/15/28 1,542,047
8,848,021
TOTAL CONVERTIBLE BONDS
(Cost $124,784,125)
139,988,757

Calamos Global Convertible Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
PRINCIPAL
AMOUNT a a VALUE a
CORPORATE BOND (0.1%)
Information Technology (0.1%)
179,773 LivePerson, Inc.*
10.000%, 12/15/29
(Cost $137,658) $ 98,875
U.S. GOVERNMENT AND AGENCY SECURITY (0.7%)
Other (0.7%)
1,071,000 U.S. Treasury Notes
3.875%, 03/31/27
(Cost $1,071,623) 1,075,058
NUMBER OF
SHARES b b VALUE b
CONVERTIBLE PREFERRED STOCKS (7.6%)
Financials (2.4%)
32,723
Apollo Global Management, Inc.^
6.750%, 07/31/26 2,269,995
31,427
KKR & Co., Inc.^
6.250%, 03/01/28 1,538,037
3,808,032
Industrials (4.2%)
76,944
Boeing Co.^
6.000%, 10/15/27 5,749,256
13,927
QXO, Inc.
5.500%, 05/15/28 882,275
6,631,531
Information Technology (1.0%)
24,968
Hewlett Packard Enterprise Co.
7.625%, 09/01/27
1,512,312
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $9,135,325)
11,951,875
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.2%)#
Consumer Discretionary (0.1%)
34
1,859,460
EUR LVMH Moet Hennessy Louis Vuitton
SE Call, 03/20/26, Strike 550.00 87,818
Industrials (0.1%)
93
1,834,592
EUR Airbus SE Call, 06/19/26, Strike
190.00 169,619
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $413,108)
257,437
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.7%)
15,377,515
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $15,377,515) $ 15,377,515
TOTAL INVESTMENTS (107.0%)
(Cost $150,919,354)
$ 168,749,517
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.7%) (15,377,515)
OTHER ASSETS, LESS LIABILITIES (2.7%)
4,376,844
NET ASSETS (100.0%) $ 157,748,846
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
@ In default status and considered non-income producing.
^ Security, or portion of security, is on loan.
†† When-issued security.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
EUR European Monetary Unit
JPY Japanese Yen
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. The principal amount for such securities is shown in the respective foreign currency.
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
US Dollar $ 152,569,855 90 .4%
European Monetary Unit 10,732,836 6 .4%
Japanese Yen 5,446,826 3 .2%
Total Investments $168,749,517 100 .0%
Currency exposure may vary over time.

Calamos Global Convertible Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
COUNTRY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 100,993,915 59 .8%
China 17,417,526 10 .3%
Italy 6,528,763 3 .9%
Japan 5,446,826 3 .2%
South Korea 5,129,006 3 .0%
France 3,946,636 2 .3%
Netherlands 2,972,165 1 .8%
India 2,567,526 1 .5%
Israel 2,498,837 1 .5%
Singapore 1,432,794 0 .8%
Macao 1,303,297 0 .8%
New Zealand 1,182,118 0 .7%
Taiwan 603,432 0 .4%
Canada 602,670 0 .4%
Australia 477,465 0 .3%
United Kingdom 11,589 0.0%
Total Investments $168,492,080 99 .8%
Country exposure may vary over time.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 100 $ — $ 139,988,757 $ — $ 139,988,757
Corporate Bond 1 — 98,875 — 98,875
U.S. Government and Agency Security 1 — 1,075,058 — 1,075,058
Convertible Preferred Stocks 5 11,951,875 — — 11,951,875
Exchange-Traded Purchased Options 2 257,437 — — 257,437
Investment of Cash Collateral for Securities Loaned 1 — 15,377,515 — 15,377,515
Total $ 12,209,312 $ 156,540,205 $ — $ 168,749,517

Calamos Timpani Small Cap Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.8%)
Consumer Discretionary (10.9%)
56,257 Boot Barn Holdings, Inc.# $ 10,040,749
39,953 Cava Group, Inc.# 2,421,951
69,003 Dutch Bros, Inc. - Class A# 3,753,073
57,919 Five Below, Inc.# 11,099,597
27,507 Installed Building Products, Inc. 7,925,867
495,431 Lindblad Expeditions Holdings, Inc.# 8,258,835
260,581 RealReal, Inc.# 3,822,723
110,162 Revolve Group, Inc.# 3,045,979
751,141 Rush Street Interactive, Inc.# 13,272,662
45,035 Stride, Inc.# 3,809,961
67,451,397
Consumer Staples (2.8%)
1,149,265 Mama's Creations, Inc.# 17,353,902
Energy (1.2%)
155,657 National Energy Services Reunited
Corp.# 3,063,330
137,284 Natural Gas Services Group, Inc. 4,755,518
7,818,848
Financials (6.8%)
69,600 Dave, Inc.# 11,392,824
303,257 Marex Group PLC 11,972,586
94,299 Miami International Holdings, Inc.# 3,935,097
26,396 Palomar Holdings, Inc.# 3,262,282
33,045 Piper Sandler Cos. 11,445,136
42,007,925
Health Care (19.8%)
490,565 Adaptive Biotechnologies Corp.# 9,075,453
382,024 ADMA Biologics, Inc.# 6,609,015
66,208 Arrowhead Pharmaceuticals, Inc.# 4,590,201
61,197 Artivion, Inc.# 2,495,002
118,839 Bridgebio Pharma, Inc.# 9,182,690
67,011 GeneDx Holdings Corp.# 6,450,479
141,745 Guardant Health, Inc.# 16,164,600
41,475 Harrow, Inc.# 1,697,987
38,451 Insmed, Inc.# 6,031,808
71,620 iRadimed Corp. 7,010,166
538,895 KORU Medical Systems, Inc.# 2,904,644
53,643 Ligand Pharmaceuticals, Inc.# 10,304,820
9,579 Madrigal Pharmaceuticals, Inc.# 4,687,100
894,927 MannKind Corp.# 5,172,678
524,222 MDxHealth SA# 1,834,777
26,740 Mirum Pharmaceuticals, Inc.# 2,760,103
645,308 OptimizeRx Corp.# 6,943,514
617,029 Owlet, Inc.# 7,447,540
123,959 SI-BONE, Inc.# 2,055,240
26,304 Tarsus Pharmaceuticals, Inc.# 1,697,660
142,849 Travere Therapeutics, Inc.# 4,441,175
451,665 Xeris Biopharma Holdings, Inc.# 3,324,254
122,880,906
NUMBER OF
SHARES b b VALUE b
Industrials (24.6%)
546,744 Amprius Technologies, Inc.# $ 6,801,495
21,218 ArcBest Corp. 1,914,288
30,496 Argan, Inc. 10,585,467
88,286 Astronics Corp.# 6,687,664
6,415 Axon Enterprise, Inc.# 3,102,166
115,457 CECO Environmental Corp.# 7,785,265
31,089 Ducommun, Inc.# 3,523,938
10,569 ESCO Technologies, Inc. 2,411,529
27,314 FTAI Aviation Ltd. 7,438,148
56,606 Gorman-Rupp Co. 3,084,461
156,463 Graham Corp.# 10,939,893
68,279 Helios Technologies, Inc. 4,423,114
68,315 Herc Holdings, Inc. 9,792,272
22,478 Hexcel Corp. 1,861,403
52,092 Knight-Swift Transportation
Holdings, Inc. 2,870,269
157,127 Mercury Systems, Inc.# 14,751,083
1,157,727 NPK International, Inc.# 15,988,210
102,636 Perma-Pipe International Holdings,
Inc.# 2,964,128
246,159 Planet Labs PBC# 6,146,590
28,935 Sterling Infrastructure, Inc.# 10,356,126
317,787 TAT Technologies Ltd.# 16,169,003
32,033 Timken Co. 2,985,155
152,581,667
Information Technology (30.7%)
46,815 Advanced Energy Industries, Inc. 11,954,678
387,609 Allot Ltd.# 3,810,196
41,642 Ambiq Micro, Inc.# 1,265,500
87,862 Appian Corp. - Class A# 2,451,350
7,011 Celestica, Inc.# 1,970,021
40,037 Ciena Corp.# 10,081,717
62,703 Credo Technology Group Holding
Ltd.# 7,855,432
117,067 DigitalOcean Holdings, Inc.# 6,467,952
57,442 Diodes, Inc.# 3,399,992
309,688 Evolv Technologies Holdings, Inc.# 1,916,969
555,284 Extreme Networks, Inc.# 8,096,041
59,790 Frequency Electronics, Inc.# 3,143,758
218,700 Ichor Holdings Ltd.# 6,635,358
239,286 JFrog Ltd.# 13,112,873
948,498 LightPath Technologies, Inc. - Class
A# 9,883,349
63,970 Lumentum Holdings, Inc.# 25,066,005
40,937 Power Integrations, Inc. 1,880,646
42,131 Rambus, Inc.# 4,795,772
292,759 Red Violet, Inc. 13,314,679
23,752 Silicon Laboratories, Inc.# 3,383,472
70,695 Silicon Motion Technology Corp.
( ADR ) 8,407,756
43,043 SiTime Corp.# 15,629,344
37,727 Tower Semiconductor Ltd.# 5,082,959

Calamos Timpani Small Cap Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
NUMBER OF
SHARES b b VALUE b
190,164 Ultra Clean Holdings, Inc.# $ 8,306,363
304,916 Viavi Solutions, Inc.# 7,458,245
104,657 Vishay Precision Group, Inc.# 5,241,223
190,611,650
Materials (3.0%)
37,078 Carpenter Technology Corp. 11,784,500
NUMBER OF
SHARES b b VALUE b
913,478 U.S. Antimony Corp.# $ 6,695,794
18,480,294
TOTAL COMMON STOCKS
(Cost $440,681,187)
619,186,589
TOTAL INVESTMENTS (99.8%)
(Cost $440,681,187)
619,186,589
OTHER ASSETS, LESS LIABILITIES (0.2%)
1,029,664
NET ASSETS (100.0%) $ 620,216,253
# Non-income producing security.
ABBREVIATION
ADR American Depositary Receipt
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 90 $ 619,186,589 $ — $ — $ 619,186,589
Total $ 619,186,589 $ — $ — $ 619,186,589

Calamos Timpani SMID Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (98.6%)
Consumer Discretionary (14.4%)
3,073 Boot Barn Holdings, Inc.# $ 548,469
1,637 Carvana Co.# 656,617
4,218 Cava Group, Inc.# 255,695
5,273 Dutch Bros, Inc. - Class A# 286,799
4,487 Five Below, Inc.# 859,889
3,456 Revolve Group, Inc.# 95,558
42,429 Rush Street Interactive, Inc.# 749,720
4,400 SharkNinja, Inc.# 520,080
6,920 Somnigroup International, Inc. 607,922
2,421 Stride, Inc.# 204,817
1,257 TopBuild Corp.# 588,339
5,373,905
Consumer Staples (2.6%)
6,838 Celsius Holdings, Inc.# 358,858
40,425 Mama's Creations, Inc.# 610,418
969,276
Financials (7.3%)
3,781 Dave, Inc.# 618,912
1,050 Evercore, Inc. - Class A 370,933
13,245 Marex Group PLC 522,913
5,698 Miami International Holdings, Inc.# 237,778
1,265 Palomar Holdings, Inc.# 156,341
2,513 Paymentus Holdings, Inc. - Class A# 67,172
6,250 Stifel Financial Corp. 770,625
2,744,674
Health Care (17.3%)
23,132 Adaptive Biotechnologies Corp.# 427,942
21,917 ADMA Biologics, Inc.# 379,164
2,809 Arrowhead Pharmaceuticals, Inc.# 194,748
3,234 Artivion, Inc.# 131,850
5,709 Bridgebio Pharma, Inc.# 441,134
3,011 GeneDx Holdings Corp.# 289,839
7,386 Guardant Health, Inc.# 842,299
4,587 Insmed, Inc.# 719,563
5,109 Ionis Pharmaceuticals, Inc.# 422,361
2,075 Ligand Pharmaceuticals, Inc.# 398,608
433 Madrigal Pharmaceuticals, Inc.# 211,871
49,608 MannKind Corp.# 286,734
981 Mirum Pharmaceuticals, Inc.# 101,259
1,727 Natera, Inc.# 399,179
536 Penumbra, Inc.# 191,979
1,671 Repligen Corp.# 249,597
3,251 Revolution Medicines, Inc.# 315,185
1,318 Tarsus Pharmaceuticals, Inc.# 85,064
6,948 Travere Therapeutics, Inc.# 216,013
21,524 Xeris Biopharma Holdings, Inc.# 158,417
6,462,806
Industrials (28.1%)
746 Advanced Drainage Systems, Inc. 113,422
22,443 Amprius Technologies, Inc.# 279,191
NUMBER OF
SHARES b b VALUE b
1,659 Argan, Inc. $ 575,855
2,063 Armstrong World Industries, Inc. 379,056
4,127 Astronics Corp.# 312,620
926 Axon Enterprise, Inc.# 447,795
851 Carlisle Cos., Inc. 290,097
7,367 CECO Environmental Corp.# 496,757
3,019 CH Robinson Worldwide, Inc. 588,554
390 Comfort Systems USA, Inc. 445,419
2,987 Embraer SA ( ADR ) 219,425
450 ESCO Technologies, Inc. 102,677
1,701 Expeditors International of
Washington, Inc. 273,079
3,254 FTAI Aviation Ltd. 886,129
3,613 Herc Holdings, Inc. 517,887
2,255 Hexcel Corp. 186,737
3,122 Knight-Swift Transportation
Holdings, Inc. 172,022
1,970 MasTec, Inc.# 473,746
8,856 Mercury Systems, Inc.# 831,401
38,619 NPK International, Inc.# 533,328
12,859 Planet Labs PBC# 321,089
779 RBC Bearings, Inc.# 389,243
2,226 Rocket Lab Corp.# 178,236
1,490 Sterling Infrastructure, Inc.# 533,286
9,831 TAT Technologies Ltd.# 500,201
3,308 XPO, Inc.# 489,948
10,537,200
Information Technology (27.0%)
2,181 Advanced Energy Industries, Inc. 556,940
3,967 Appian Corp. - Class A# 110,679
1,349 AppLovin Corp. - Class A# 638,225
1,058 Celestica, Inc.# 297,287
2,352 Ciena Corp.# 592,257
2,503 Credo Technology Group Holding
Ltd.# 313,576
452 CyberArk Software Ltd.# 194,735
3,865 DigitalOcean Holdings, Inc.# 213,541
22,976 Extreme Networks, Inc.# 334,990
51 Fair Isaac Corp.# 74,622
14,137 JFrog Ltd.# 774,708
4,333 Lumentum Holdings, Inc.# 1,697,843
304 MongoDB, Inc.# 112,884
833 Monolithic Power Systems, Inc. 936,417
2,071 Power Integrations, Inc. 95,142
4,413 Pure Storage, Inc. - Class A# 306,880
7,987 Red Violet, Inc. 363,249
1,169 Silicon Laboratories, Inc.# 166,524
3,291 Silicon Motion Technology Corp.
( ADR ) 391,399
2,397 SiTime Corp.# 870,375
2,250 Tower Semiconductor Ltd.# 303,142
8,762 Ultra Clean Holdings, Inc.# 382,724

Calamos Timpani SMID Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
NUMBER OF
SHARES b b VALUE b
15,522 Viavi Solutions, Inc.# $ 379,668
10,107,807
Materials (1.9%)
2,265 Carpenter Technology Corp. 719,885
TOTAL COMMON STOCKS
(Cost $25,555,953)
36,915,553
TOTAL INVESTMENTS (98.6%)
(Cost $25,555,953)
36,915,553
OTHER ASSETS, LESS LIABILITIES (1.4%)
513,324
NET ASSETS (100.0%) $ 37,428,877
# Non-income producing security.
ABBREVIATION
ADR American Depositary Receipt
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 90 $ 36,915,553 $ — $ — $ 36,915,553
Total $ 36,915,553 $ — $ — $ 36,915,553

Calamos Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (99.3%)
Communication Services (17.7%)
464,500 Alphabet, Inc. - Class A~ $ 157,001,000
114,500 Meta Platforms, Inc. - Class A 82,039,250
253,300 Netflix, Inc.# 21,148,017
39,800 Spotify Technology SA# 19,913,930
181,000 Uber Technologies, Inc.# 14,489,050
294,591,247
Consumer Discretionary (15.6%)
72,700 Airbnb, Inc. - Class A# 9,405,199
584,000 Amazon.com, Inc.#~ 139,751,200
14,179 Boot Barn Holdings, Inc.# 2,530,668
7,552 Carvana Co.#^ 3,029,182
19,469 Cava Group, Inc.# 1,180,211
196,700 Chipotle Mexican Grill, Inc.# 7,645,729
105,000 DoorDash, Inc. - Class A# 21,485,100
24,338 Dutch Bros, Inc. - Class A# 1,323,744
20,703 Five Below, Inc.# 3,967,523
42,000 Lowe's Cos., Inc. 11,216,520
15,935 Revolve Group, Inc.# 440,603
36,500 Royal Caribbean Cruises Ltd.^ 11,849,725
195,773 Rush Street Interactive, Inc.#^ 3,459,309
20,305 SharkNinja, Inc.#^ 2,400,051
31,871 Somnigroup International, Inc. 2,799,867
11,173 Stride, Inc.#^ 945,236
79,200 Tesla, Inc.# 34,088,472
5,786 TopBuild Corp.#^ 2,708,137
260,226,476
Consumer Staples (1.6%)
31,533 Celsius Holdings, Inc.# 1,654,852
186,408 Mama's Creations, Inc.#^ 2,814,761
188,500 Walmart, Inc. 22,457,890
26,927,503
Financials (5.8%)
23,600 American Express Co.~ 8,311,212
17,449 Dave, Inc.# 2,856,227
4,845 Evercore, Inc. - Class A 1,711,593
61,117 Marex Group PLC^ 2,412,899
26,248 Miami International Holdings, Inc.# 1,095,329
5,838 Palomar Holdings, Inc.# 721,518
11,575 Paymentus Holdings, Inc. - Class
A#^ 309,400
35,400 S&P Global, Inc. 18,683,766
28,836 Stifel Financial Corp. 3,555,479
155,000 Visa, Inc. - Class A 49,883,650
80,000 Wells Fargo & Co. 7,239,200
96,780,273
Health Care (8.6%)
106,598 Adaptive Biotechnologies Corp.# 1,972,063
101,142 ADMA Biologics, Inc.#^ 1,749,757
12,961 Arrowhead Pharmaceuticals, Inc.# 898,586
14,926 Artivion, Inc.# 608,533
NUMBER OF
SHARES b b VALUE b
149,000 Boston Scientific Corp.# $ 13,935,970
26,304 Bridgebio Pharma, Inc.#^ 2,032,510
40,600 Eli Lilly & Co. 42,108,290
13,895 GeneDx Holdings Corp.#^ 1,337,533
33,996 Guardant Health, Inc.# 3,876,904
21,097 Insmed, Inc.# 3,309,486
36,300 Intuitive Surgical, Inc.# 18,303,186
23,569 Ionis Pharmaceuticals, Inc.#^ 1,948,449
55,300 IQVIA Holdings, Inc.# 12,727,295
9,553 Ligand Pharmaceuticals, Inc.#^ 1,835,131
1,994 Madrigal Pharmaceuticals, Inc.#^ 975,684
228,749 MannKind Corp.# 1,322,169
4,525 Mirum Pharmaceuticals, Inc.#^ 467,070
7,956 Natera, Inc.# 1,838,950
2,475 Penumbra, Inc.# 886,471
7,692 Repligen Corp.#^ 1,148,954
14,962 Revolution Medicines, Inc.# 1,450,566
43,600 Stryker Corp. 16,112,816
6,083 Tarsus Pharmaceuticals, Inc.# 392,597
18,700 Thermo Fisher Scientific, Inc. 10,820,007
31,979 Travere Therapeutics, Inc.# 994,227
99,058 Xeris Biopharma Holdings, Inc.# 729,067
143,782,271
Industrials (4.8%)
3,432 Advanced Drainage Systems, Inc.^ 521,801
103,295 Amprius Technologies, Inc.#^ 1,284,990
7,640 Argan, Inc. 2,651,920
9,520 Armstrong World Industries, Inc. 1,749,205
18,995 Astronics Corp.#^ 1,438,871
4,273 Axon Enterprise, Inc.# 2,066,337
62,000 Boeing Co.# 14,490,640
3,928 Carlisle Cos., Inc.^ 1,339,016
34,424 CECO Environmental Corp.#^ 2,321,210
13,928 CH Robinson Worldwide, Inc. 2,715,264
1,791 Comfort Systems USA, Inc. 2,045,501
23,400 Eaton Corp. PLC 8,223,228
13,751 Embraer SA ( ADR ) 1,010,149
2,076 ESCO Technologies, Inc. 473,681
7,850 Expeditors International of
Washington, Inc. 1,260,239
15,013 FTAI Aviation Ltd. 4,088,340
11,300 GE Vernova, Inc. 8,207,981
16,629 Herc Holdings, Inc. 2,383,601
10,411 Hexcel Corp. 862,135
14,368 Knight-Swift Transportation
Holdings, Inc. 791,677
9,082 MasTec, Inc.# 2,184,039
40,761 Mercury Systems, Inc.#^ 3,826,643
177,798 NPK International, Inc.# 2,455,390
59,343 Planet Labs PBC#^ 1,481,795
3,591 RBC Bearings, Inc.# 1,794,315
10,237 Rocket Lab Corp.# 819,677
6,862 Sterling Infrastructure, Inc.#^ 2,455,978

Calamos Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
45,332 TAT Technologies Ltd.#^ $ 2,306,492
15,259 XPO, Inc.#^ 2,260,011
79,510,126
Information Technology (44.3%)
10,066 Advanced Energy Industries, Inc.^ 2,570,454
18,303 Appian Corp. - Class A# 510,654
460,000 Apple, Inc. 119,360,800
54,500 Applied Materials, Inc. 17,566,440
6,222 AppLovin Corp. - Class A# 2,943,690
141,000 Arista Networks, Inc.# 19,985,340
198,300 Broadcom, Inc. 65,696,790
4,871 Celestica, Inc.#^ 1,368,702
10,854 Ciena Corp.# 2,733,146
54,000 Coherent Corp.# 11,457,720
11,501 Credo Technology Group Holding
Ltd.# 1,440,845
2,082 CyberArk Software Ltd.# 896,988
57,000 Datadog, Inc. - Class A# 7,371,240
17,787 DigitalOcean Holdings, Inc.#^ 982,732
106,011 Extreme Networks, Inc.# 1,545,640
234 Fair Isaac Corp.# 342,382
29,500 HubSpot, Inc.# 8,260,000
24,400 Intuit, Inc. 12,173,648
65,131 JFrog Ltd.# 3,569,179
19,945 Lumentum Holdings, Inc.#^ 7,815,249
288,000 Microsoft Corp. 123,923,520
28,103 MongoDB, Inc.# 10,435,487
3,842 Monolithic Power Systems, Inc. 4,318,984
1,071,100 NVIDIA Corp. 204,719,343
53,200 Oracle Corp. 8,755,656
41,400 Palo Alto Networks, Inc.# 7,326,558
9,559 Power Integrations, Inc.^ 439,140
20,311 Pure Storage, Inc. - Class A# 1,412,427
36,831 Red Violet, Inc.^ 1,675,074
5,396 Silicon Laboratories, Inc.#^ 768,660
15,188 Silicon Motion Technology Corp.
( ADR ) 1,806,309
11,033 SiTime Corp.#^ 4,006,192
90,860 Snowflake, Inc.# 17,508,722
39,800 Synopsys, Inc.# 18,511,577
70,600 Taiwan Semiconductor
Manufacturing Co. Ltd. ( ADR ) 23,337,536
40,000 Texas Instruments, Inc. 8,622,000
10,356 Tower Semiconductor Ltd.#^ 1,395,264
40,434 Ultra Clean Holdings, Inc.#^ 1,766,157
71,634 Viavi Solutions, Inc.# 1,752,168
38,400 Zebra Technologies Corp. - Class A# 9,023,232
740,095,645
Materials (0.9%)
10,401 Carpenter Technology Corp.^ 3,305,750
NUMBER OF
SHARES b b VALUE b
31,400 Sherwin-Williams Co. $ 11,135,696
14,441,446
TOTAL COMMON STOCKS
(Cost $709,591,151)
1,656,354,987
PRINCIPAL
AMOUNT a a VALUE a
PRIVATE INVESTMENT FUND (0.1%)
Primary Investment (0.1%)
N/A 50T Fund A LP#
,1,2,3,4
(Cost $2,500,000) 2,500,000
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.7%)
29,020,115
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $29,020,115) $ 29,020,115
TOTAL INVESTMENTS (101.1%)
(Cost $741,111,266)
1,687,875,102
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.7%) (29,020,115)
OTHER ASSETS, LESS LIABILITIES (0.6%)
10,355,353
NET ASSETS (100.0%) $ 1,669,210,340
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $48,699,012.
# Non-income producing security.
^ Security, or portion of security, is on loan.
1 Investment valued using net asset value per share as practical expedient.
2 Private investment company does not issue shares or units.
3 Investment has been committed to but has not been fully funded by the
Fund (See Note 3).
4 Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. The investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition
Date as shown in the Note 3 of the accompanying Notes to Schedule of
Investments. Total fair value of restricted investments as of January 31,
2026 was $2,500,000, or 0.1% of net assets.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
ABBREVIATION
ADR American Depositary Receipt

Calamos Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
The following table represents unfunded commitments and redemption restrictions of investments that are measured at NAV per share (or its equivalent)
as a practical expedient as of January 31, 2026:
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 134 $ 1,656,354,987 $ — $ — $ 1,656,354,987
Investment of Cash Collateral for Securities Loaned 1 — 29,020,115 — 29,020,115
Total $ 1,656,354,987 $ 29,020,115 $ — $ 1,685,375,102
Investments Valued at NAV
1
$ 2,500,000
Total $ 1,687,875,102
1 As of January 31, 2026, certain of the Fund's investments were valued using NAV per unit as a practical expedient and have been excluded from the fair value hierarchy.
SECURITY
DESCRIPTION
UNFUNDED
COMMITTMENTS
REDEMPTIONS
FREQUENCY
REDEMPTION
NOTICE
PERIOD COST
FAIR
VALUE
ORIGINAL
ACQUISITION
DATE
50T Fund A LP 7,500,000 Not Permitted N/A 2,500,000 2,500,000 12/2/2025

Calamos Growth and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (17.3%)
Communication Services (1.6%)
5,860,000 AST SpaceMobile, Inc.*
2.000%, 01/15/36 $ 8,011,440
7,315,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 8,548,163
10,920,000 Lyft, Inc.*
0.000%, 09/15/30 11,545,061
13,580,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 17,401,548
7,145,000 Uber Technologies, Inc. (Aurora
Innovation, Inc.)*§
0.000%, 05/15/28 7,183,583
52,689,795
Consumer Discretionary (1.5%)
8,600,000 Alibaba Group Holding Ltd.*
0.000%, 09/15/32 9,621,336
21,325,000 DoorDash, Inc.*
0.000%, 05/15/30 21,373,408
8,644,000 Etsy, Inc.*^
1.000%, 06/15/30 8,644,691
8,995,000 Ford Motor Co.
0.000%, 03/15/26 9,538,028
49,177,463
Energy (0.4%)
4,430,000 Energy Fuels, Inc.*
0.750%, 11/01/31 6,074,195
5,835,000 Eos Energy Enterprises, Inc.*^
1.750%, 12/01/31 6,897,378
12,971,573
Financials (1.0%)
7,565,000 Coinbase Global, Inc.*
0.000%, 10/01/32 6,464,519
3,725,000 Federal Realty OP LP*
3.250%, 01/15/29 3,769,812
5,885,000 Morgan Stanley Finance LLC
(JPMorgan Chase & Co.)§
1.000%, 11/23/27 11,748,225
7,655,000 WisdomTree, Inc.*^
4.625%, 08/15/30 8,939,739
30,922,295
Health Care (0.4%)
2,594,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 2,923,308
8,205,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 8,381,408
2,409,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 2,883,525
14,188,241
Industrials (2.3%)
6,370,000 AeroVironment, Inc.
0.000%, 07/15/30 7,532,079
14,885,000 Bloom Energy Corp.*^
0.000%, 11/15/30 16,804,718
PRINCIPAL
AMOUNT a a VALUE a
12,219,000 BWX Technologies, Inc.*
0.000%, 11/01/30 $ 12,669,515
7,200,000 Fluor Corp.^
1.125%, 08/15/29 8,913,168
13,260,000 JBT Marel Corp.*
0.375%, 09/15/30 14,257,019
8,225,000 Joby Aviation, Inc.††
0.750%, 02/15/32 8,430,461
5,615,000 Tetra Tech, Inc.^
2.250%, 08/15/28 6,535,467
75,142,427
Information Technology (6.4%)
9,405,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 18,275,984
5,905,000 Akamai Technologies, Inc.*
0.250%, 05/15/33 7,169,201
14,360,000 Cloudflare, Inc.*
0.000%, 06/15/30 15,088,339
12,000,000 CyberArk Software Ltd.*
0.000%, 06/15/30 12,631,680
8,690,000 Guidewire Software, Inc.
1.250%, 11/01/29 8,443,899
5,795,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 13,158,649
7,260,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 10,480,899
8,805,000 Mirion Technologies, Inc.*^
0.000%, 10/01/31 9,882,732
18,840,000 MKS, Inc.^
1.250%, 06/01/30 31,784,587
10,340,000 ON Semiconductor Corp.
0.000%, 05/01/27 13,129,525
3,975,000 Planet Labs PBC*
0.500%, 10/15/30 9,061,728
3,455,000 Seagate HDD Cayman
3.500%, 06/01/28 17,205,105
6,550,000 Snowflake, Inc.
0.000%, 10/01/29 9,229,540
9,020,000 Spotify USA, Inc.
0.000%, 03/15/26 9,153,496
3,675,000 Western Digital Corp.
3.000%, 11/15/28 24,370,616
209,065,980
Other (0.3%)
7,108,000 CoreWeave, Inc.*^
1.750%, 12/01/31 8,179,176
Real Estate (0.7%)
6,578,000 Compass, Inc.*
0.250%, 04/15/31 7,092,531
11,030,000 Welltower OP LLC*
3.125%, 07/15/29 16,832,993
23,925,524
Utilities (2.7%)
15,830,000 CMS Energy Corp.^
3.375%, 05/01/28 17,117,929

Calamos Growth and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
17,800,000 Duke Energy Corp.
4.125%, 04/15/26 $ 18,498,650
11,260,000 NextEra Energy Capital Holdings,
Inc.
3.000%, 03/01/27 14,992,690
16,315,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 18,403,973
19,155,000 Southern Co.
4.500%, 06/15/27 20,619,974
89,633,216
TOTAL CONVERTIBLE BONDS
(Cost $462,767,934)
565,895,690
U.S. GOVERNMENT AND AGENCY SECURITIES (1.5%)
Other (1.5%)
U.S. Treasury Notes
22,755,000 4.875%, 05/31/26 22,838,554
25,475,000 3.750%, 04/15/26 25,483,458
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $48,274,558)
48,322,012
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (75.0%)
Communication Services (9.3%)
508,010 Alphabet, Inc. - Class A 171,707,380
4,385 Alphabet, Inc. - Class C 1,484,454
116,760 Meta Platforms, Inc. - Class A 83,658,540
279,750 Netflix, Inc.# 23,356,328
65,925 T-Mobile U.S., Inc. 13,001,069
93,080 Walt Disney Co. 10,499,424
303,707,195
Consumer Discretionary (8.8%)
551,500 Amazon.com, Inc.# 131,973,950
2,750 Booking Holdings, Inc. 13,755,060
50,845 Home Depot, Inc. 19,046,029
70,505 Lowe's Cos., Inc. 18,829,065
39,815 McDonald's Corp. 12,541,725
29,361 Royal Caribbean Cruises Ltd. 9,532,049
137,140 Starbucks Corp. 12,610,023
132,125 Tesla, Inc.# 56,867,921
77,920 TJX Cos., Inc. 11,673,195
286,829,017
Consumer Staples (3.7%)
270,070 Coca-Cola Co. 20,203,937
18,465 Costco Wholesale Corp. 17,361,716
147,210 Dollar General Corp. 21,114,330
110,765 Philip Morris International, Inc. 19,875,672
108,280 Procter & Gamble Co. 16,433,656
231,390 Walmart, Inc. 27,567,804
122,557,115
Energy (3.1%)
62,180 Chevron Corp. 10,999,642
NUMBER OF
SHARES b b VALUE b
222,135 EQT Corp. $ 12,823,854
283,930 Exxon Mobil Corp. 40,147,702
118,580 Marathon Petroleum Corp. 20,892,610
236,790 Williams Cos., Inc. 15,926,495
100,790,303
Financials (10.3%)
39,470 American Express Co. 13,900,150
44,243 Assurant, Inc. 10,535,586
546,835 Bank of America Corp. 29,091,622
9,170 Blackrock, Inc. 10,260,680
46,015 Capital One Financial Corp. 10,074,064
36,270 Chubb Ltd. 11,227,741
212,885 Citigroup, Inc. 24,632,923
32,680 Goldman Sachs Group, Inc. 30,569,199
175,135 JPMorgan Chase & Co.~ 53,572,045
69,155 Mastercard, Inc. - Class A 37,260,022
124,290 Morgan Stanley 22,720,212
28,120 S&P Global, Inc. 14,841,455
124,230 Visa, Inc. - Class A 39,980,941
324,200 Wells Fargo & Co. 29,336,858
338,003,498
Health Care (7.9%)
167,970 Abbott Laboratories 18,359,121
105,155 AbbVie, Inc. 23,450,617
143,372 Boston Scientific Corp.# 13,409,583
117,500 CVS Health Corp. 8,756,100
71,510 Danaher Corp. 15,652,824
43,015 Eli Lilly & Co. 44,613,007
15,410 Intuitive Surgical, Inc.# 7,770,030
56,415 IQVIA Holdings, Inc.# 12,983,912
151,345 Johnson & Johnson 34,393,151
232,950 Medtronic PLC 23,984,532
123,130 Merck & Co., Inc. 13,577,545
17,880 Stryker Corp. 6,607,733
36,045 Thermo Fisher Scientific, Inc. 20,855,998
44,745 UnitedHealth Group, Inc. 12,838,683
257,252,836
Industrials (5.5%)
699,400 CSX Corp. 26,409,344
272,350 Delta Air Lines, Inc. 17,945,142
68,375 Emerson Electric Co. 10,048,390
43,065 GE Vernova, Inc.~ 31,281,124
51,530 General Electric Co. 15,808,889
23,315 Parker-Hannifin Corp. 21,819,110
32,310 Quanta Services, Inc. 15,335,295
117,980 RTX Corp. 23,705,721
69,965 Union Pacific Corp. 16,448,771
178,801,786
Information Technology (23.4%)
711,150 Apple, Inc. 184,529,202
12,075 AppLovin Corp. - Class A# 5,712,803
246,660 Broadcom, Inc. 81,718,458

Calamos Growth and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
187,365 Cisco Systems, Inc. $ 14,674,427
16,010 Intuit, Inc. 7,987,709
114,100 Lam Research Corp. 26,637,786
71,340 Micron Technology, Inc. 29,597,539
369,995 Microsoft Corp. 159,205,149
1,107,945 NVIDIA Corp. 211,761,528
31,050 Oracle Corp. 5,110,209
82,675 Palantir Technologies, Inc. - Class
A#~ 12,119,328
49,060 Salesforce, Inc. 10,414,947
133,750 ServiceNow, Inc.# 15,650,088
765,119,173
Materials (2.4%)
322,825 Freeport-McMoRan, Inc. 19,443,750
52,995 Linde PLC 24,217,125
62,025 Sherwin-Williams Co. 21,996,546
41,210 Vulcan Materials Co. 12,385,253
78,042,674
Real Estate (0.3%)
60,560 American Tower Corp. 10,857,197
Utilities (0.3%)
71,770 Vistra Corp. 11,364,779
TOTAL COMMON STOCKS
(Cost $833,320,081)
2,453,325,573
CONVERTIBLE PREFERRED STOCKS (2.8%)
Financials (0.2%)
121,745
Apollo Global Management, Inc.
6.750%, 07/31/26
8,445,451
Health Care (0.2%)
16,715
Bruker Corp.^
6.375%, 09/01/28#
5,797,598
Industrials (1.3%)
412,205
Boeing Co.
6.000%, 10/15/27 30,799,958
179,100
QXO, Inc.
5.500%, 05/15/28 11,345,985
42,145,943
Information Technology (0.6%)
275,800
Microchip Technology, Inc.
7.500%, 03/15/28
18,434,472
Materials (0.2%)
112,640
Albemarle Corp.
7.250%, 03/01/27
7,810,457
Utilities (0.3%)
80,675
CenterPoint Energy, Inc.#^
3.369%, 09/15/29 2,961,983
NUMBER OF
SHARES b b VALUE b
126,115
NextEra Energy, Inc.
7.299%, 06/01/27 $ 6,995,599
9,957,582
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $76,535,083)
92,591,503
EXCHANGE-TRADED FUND (0.7%)
Other (0.7%)
131,705
iShares Biotechnology ETF^
(Cost $18,987,638) 22,709,893
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.2%)#
Consumer Discretionary (0.0%)
1,130
6,984,530
NIKE, Inc. Call, 06/18/26, Strike
$67.50 358,775
Energy (0.0%)
1,200
6,927,600
EQT Corp. Call, 06/18/26, Strike
$60.00 579,000
Information Technology (0.0%)
495
8,146,710
Oracle Corp. Call, 06/18/26, Strike
$230.00 329,175
Other (0.2%)
1,400
87,061,800
Invesco QQQ Trust Series 1 Put,
03/20/26, Strike $620.00 2,277,800
285
74,491,676
Russell 2000 Index Call, 04/30/26,
Strike $2,760.00 1,578,900
665
46,016,005
SPDR® S&P 500® ETF Trust Put,
02/20/26, Strike $675.00 289,275
4,145,975
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $7,790,275)
5,412,925
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.4%)
46,230,085
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $46,230,085) $ 46,230,085
TOTAL INVESTMENTS (98.9%)
(Cost $1,493,905,654)
3,234,487,681
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.4%) (46,230,085)
OTHER ASSETS, LESS LIABILITIES (2.5%)
83,013,911
NET ASSETS (100.0%) $ 3,271,271,507

Calamos Growth and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (0.0%)#
Consumer Discretionary (0.0%)
(1,130)
(6,984,530)
NIKE, Inc. Put, 06/18/26, Strike
$52.50 $ (205,095)
Energy (0.0%)
(1,200)
(6,927,600)
EQT Corp. Put, 06/18/26, Strike
$50.00 (273,600)
Industrials (0.0%)
(185)
(13,437,845)
GE Vernova, Inc. Call, 02/20/26,
Strike $770.00 (261,775)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $928,253) $ (740,470)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^ Security, or portion of security, is on loan.
†† When-issued security.
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $17,986,050.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 48 $ — $ 565,895,690 $ — $ 565,895,690
U.S. Government and Agency Securities 2 — 48,322,012 — 48,322,012
Common Stocks 84 2,453,325,573 — — 2,453,325,573
Convertible Preferred Stocks 8 89,629,520 2,961,983 — 92,591,503
Exchange-Traded Fund 1 22,709,893 — — 22,709,893
Exchange-Traded Purchased Options 6 5,412,925 — — 5,412,925
Investment of Cash Collateral for Securities Loaned 1 — 46,230,085 — 46,230,085
Total $ 2,571,077,911 $ 663,409,770 $ — $ 3,234,487,681
Liabilities: — — — —
Exchange-Traded Written Options 3 $ 740,470 $ — $ — $ 740,470
Total $ 740,470 $ — $ — $ 740,470

Calamos Select Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (98.2%)
Communication Services (15.7%)
14,800 Alphabet, Inc. - Class A $ 5,002,400
2,730 Meta Platforms, Inc. - Class A 1,956,045
12,100 Netflix, Inc.# 1,010,229
1,470 Spotify Technology SA# 735,514
11,630 Uber Technologies, Inc.# 930,982
9,635,170
Consumer Discretionary (13.2%)
5,860 Airbnb, Inc. - Class A# 758,108
15,385 Amazon.com, Inc.# 3,681,631
3,925 DoorDash, Inc. - Class A# 803,133
2,650 Home Depot, Inc. 992,663
2,603 Royal Caribbean Cruises Ltd. 845,064
6,554 TJX Cos., Inc. 981,855
8,062,454
Consumer Staples (2.2%)
11,150 Walmart, Inc. 1,328,411
Energy (1.7%)
5,810 Chevron Corp. 1,027,789
Financials (10.9%)
2,600 American Express Co. 915,642
3,208 Chubb Ltd. 993,068
3,022 JPMorgan Chase & Co. 924,400
4,630 Morgan Stanley 846,364
1,610 S&P Global, Inc. 849,742
3,997 Visa, Inc. - Class A 1,286,355
9,550 Wells Fargo & Co. 864,179
6,679,750
Health Care (10.0%)
6,322 Boston Scientific Corp.# 591,297
5,067 Danaher Corp. 1,109,116
1,670 Eli Lilly & Co. 1,732,040
3,090 IQVIA Holdings, Inc.# 711,163
5,439 Johnson & Johnson 1,236,013
2,100 Stryker Corp. 776,076
6,155,705
NUMBER OF
SHARES b b VALUE b
Industrials (5.0%)
4,975 Boeing Co.# $ 1,162,757
1,660 Deere & Co. 876,480
4,602 Waste Management, Inc. 1,022,749
3,061,986
Information Technology (33.7%)
15,525 Apple, Inc. 4,028,427
2,530 Applied Materials, Inc. 815,470
4,900 Arista Networks, Inc.# 694,526
7,345 Broadcom, Inc. 2,433,399
4,950 Datadog, Inc. - Class A# 640,134
1,300 HubSpot, Inc.# 364,000
1,210 Intuit, Inc. 603,693
7,760 Microsoft Corp. 3,339,050
24,265 NVIDIA Corp. 4,637,769
3,030 Oracle Corp. 498,677
3,500 Snowflake, Inc.# 674,450
1,720 Synopsys, Inc.# 799,998
3,300 Texas Instruments, Inc. 711,315
1,750 Zebra Technologies Corp. - Class A# 411,215
20,652,123
Materials (2.3%)
1,767 Linde PLC 807,466
1,720 Sherwin-Williams Co. 609,981
1,417,447
Real Estate (1.7%)
8,135 Prologis, Inc. 1,062,106
Utilities (1.8%)
12,040 Southern Co. 1,075,292
TOTAL COMMON STOCKS
(Cost $31,757,283)
60,158,233
TOTAL INVESTMENTS (98.2%)
(Cost $31,757,283)
60,158,233
OTHER ASSETS, LESS LIABILITIES (1.8%)
1,106,064
NET ASSETS (100.0%) $ 61,264,297
# Non-income producing security.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 47 $ 60,158,233 $ — $ — $ 60,158,233
Total $ 60,158,233 $ — $ — $ 60,158,233

Calamos International Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (2.2%)
Communication Services (0.8%)
1,260,000 AST SpaceMobile, Inc.*
2.375%, 10/15/32 $ 2,296,841
Financials (1.4%)
2,600,000 Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.)§
Series 700, 0.000%, 03/15/27 4,303,598
TOTAL CONVERTIBLE BONDS
(Cost $4,962,685)
6,600,439
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (96.5%)
Communication Services (3.8%)
184,400 HKD Baidu, Inc. - Class A# 3,534,496
40,460 Millicom International Cellular SA 2,469,273
614,800 SGD Singapore Telecommunications Ltd. 2,218,623
121,400 JPY SoftBank Group Corp. 3,315,117
11,537,509
Consumer Discretionary (8.2%)
35,200 Alibaba Group Holding Ltd.
( ADR )^ 5,968,512
22,616 KRW Hyundai Motor Co. 7,872,753
6,930 EUR Kering SA 2,163,391
9,360 Royal Caribbean Cruises Ltd. 3,038,724
235,100 EUR Schaeffler AG 2,772,793
43,350 Viking Holdings Ltd.# 3,127,702
24,943,875
Energy (2.0%)
25,570 Cameco Corp. 3,155,082
54,340 TechnipFMC PLC 3,027,825
6,182,907
Financials (19.6%)
610,500 EUR Alpha Bank SA 2,922,439
335,900 EUR Banco Santander SA 4,288,792
650,000 GBP Barclays PLC 4,338,145
26,760 EUR BAWAG Group AG* 4,353,205
34,350 EUR Erste Group Bank AG 4,465,806
62,100 EUR flatexDEGIRO SE 3,029,220
138,100 EUR ING Groep NV 4,072,693
189,900 JPY Japan Post Bank Co. Ltd. 3,374,030
31,640 KRW KB Financial Group, Inc. 2,961,478
71,900 JPY Mizuho Financial Group, Inc. 3,121,747
173,500 NU Holdings Ltd. - Class A# 3,079,625
177,400 JPY ORIX Corp. 5,406,335
68,050 EUR Societe Generale SA 5,963,183
96,630 EUR UniCredit SpA 8,420,920
59,797,618
Health Care (6.1%)
2,720 Argenx SE ( ADR )# 2,286,160
NUMBER OF
SHARES b b VALUE b
12,530 Ascendis Pharma AS ( ADR )# $ 2,833,033
16,220 GBP AstraZeneca PLC 3,022,015
91,370 EUR Fresenius SE & Co. KGaA 5,111,032
12,670 CHF Galderma Group AG^ 2,361,675
9,636 EUR UCB SA 2,936,334
18,550,249
Industrials (24.4%)
27,555 EUR Airbus SE 6,308,710
21,990 EUR Bilfinger SE 3,080,990
10,450 DKK DSV AS 2,938,382
67,300 JPY FANUC Corp. 2,702,403
26,250 JPY Fujikura Ltd. 3,299,282
118,900 JPY Harmonic Drive Systems, Inc. 2,618,908
6,620 EUR HOCHTIEF AG 2,776,060
2,210 KRW Hyosung Heavy Industries Corp.# 3,963,767
34,830 CHF Implenia AG 3,335,599
68,400 JPY Kajima Corp. 2,790,430
120,000 JPY Kandenko Co. Ltd. 4,320,286
42,290 EUR KION Group AG 2,987,146
205,330 JPY Mitsubishi Heavy Industries Ltd.^ 6,045,722
149,900 SEK Munters Group AB* 2,959,574
1,515 EUR Rheinmetall AG 3,210,052
573,210 GBP Rolls-Royce Holdings PLC 9,582,337
10,290 EUR Siemens AG 3,110,977
49,020 EUR Siemens Energy AG# 8,352,029
74,382,654
Information Technology (24.8%)
20,800 JPY Advantest Corp. 3,440,039
3,520 EUR ASM International NV 2,956,213
6,755 EUR ASML Holding NV 9,686,030
15,150 EUR BE Semiconductor Industries NV 2,948,846
46,890 EUR Indra Sistemas SA^ 3,030,685
48,200 JPY Kioxia Holdings Corp.#^ 6,593,098
581,850 CAD Kraken Robotics, Inc.#^ 3,409,953
42,800 CNY NAURA Technology Group Co. Ltd.
- Class A 2,922,407
36,450 ILS Next Vision Stabilized Systems Ltd. 3,287,831
53,440 KRW Samsung Electronics Co. Ltd. 5,903,769
27,350 Shopify, Inc. - Class A# 3,589,140
10,420 KRW SK Hynix, Inc. 6,506,009
293,000 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 16,201,700
13,000 JPY Tokyo Electron Ltd. 3,463,965
19,500 CNY Zhongji Innolight Co. Ltd. - Class A 1,810,852
75,750,537
Materials (5.6%)
70,320 CAD Alamos Gold, Inc. - Class A^ 2,605,917
21,140 EUR Heidelberg Materials AG 5,789,624
127,700 CAD Hudbay Minerals, Inc.^ 3,024,511
273,720 AUD Lynas Rare Earths Ltd.#^ 2,755,299
15,870 Southern Copper Corp.^ 3,020,379
17,195,730

Calamos International Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Utilities (2.0%)
125,110 EUR Iberdrola SA $ 2,812,816
50,000 EUR RWE AG 3,175,193
5,988,009
TOTAL COMMON STOCKS
(Cost $205,467,340)
294,329,088
WARRANT (0.0%)#
Information Technology (0.0%)
1,260 Constellation Software, Inc.^
03/31/40, Strike 1.00
(Cost $–) —
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.3%)#
Consumer Discretionary (0.1%)
25
5,369,475
MercadoLibre, Inc. Call, 03/20/26,
Strike $2,200.00 308,875
386
4,496,514
Sea Ltd. Call, 03/20/26, Strike
$150.00 73,533
382,408
Health Care (0.2%)
940
5,586,420
Novo Nordisk AS Call, 06/18/26,
Strike $60.00 603,950
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $1,452,517)
986,358
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.4%)
22,726,436
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $22,726,436) $ 22,726,436
TOTAL INVESTMENTS (106.4%)
(Cost $234,608,978)
324,642,321
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.4%) (22,726,436)
OTHER ASSETS, LESS LIABILITIES (1.0%)
3,139,053
NET ASSETS (100.0%) $ 305,054,938
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
# Non-income producing security.
^ Security, or portion of security, is on loan.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan Renminbi
DKK Denmark Krone
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
ABBREVIATION
ADR American Depositary Receipt
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

Calamos International Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
European Monetary Unit $ 110,725,179 34 .1%
US Dollar 65,908,690 20 .3%
Japanese Yen 50,491,360 15 .5%
South Korean Won 27,207,776 8 .4%
British Pound Sterling 16,942,497 5 .2%
New Taiwan Dollar 16,201,700 5 .0%
Canadian Dollar 9,040,381 2 .8%
Swiss Franc 5,697,274 1 .8%
Chinese Yuan Renminbi 4,733,259 1 .5%
Hong Kong Dollar 3,534,496 1 .1%
Israeli New Shekel 3,287,831 1 .0%
Swedish Krona 2,959,574 0 .9%
Danish Krone 2,938,382 0 .9%
Australian Dollar 2,755,299 0 .8%
Singapore Dollar 2,218,623 0 .7%
Total Investments $324,642,321 100 .0%
Currency exposure may vary over time.
COUNTRY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
Japan $ 50,491,360 15 .5%
Germany 43,395,115 13 .4%
South Korea 27,207,776 8 .4%
Netherlands 21,949,942 6 .8%
United Kingdom 19,970,322 6 .1%
Taiwan 16,201,700 5 .0%
Canada 15,784,604 4 .9%
France 14,435,284 4 .4%
China 14,236,267 4 .4%
United States 12,766,866 3 .9%
Spain 10,132,294 3 .1%
Austria 8,819,011 2 .7%
Italy 8,420,920 2 .6%
Denmark 5,771,415 1 .8%
Switzerland 5,697,274 1 .8%
Israel 3,287,831 1 .0%
Brazil 3,079,625 1 .0%
Mexico 3,020,378 0 .9%
Sweden 2,959,574 0 .9%
Belgium 2,936,334 0 .9%
Greece 2,922,439 0 .9%
Australia 2,755,299 0 .8%
Guatemala 2,469,274 0 .8%
Singapore 2,218,623 0 .7%
Total Investments $323,655,963 99 .7%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company Swiss Franc 3/13/26 4,528,000 $ 5,881,237 $ 127,680
Northern Trust Company Swiss Franc 3/13/26 2,897,000 3,762,797 81,690
State Street Bank and Trust Canadian Dollar 3/13/26 4,691,000 3,450,785 22,491
Northern Trust Company Swedish Krona 3/13/26 23,825,000 2,679,853 99,397
State Street Bank and Trust Canadian Dollar 3/13/26 3,058,000 2,249,520 14,662
State Street Bank and Trust Brazilian Real 3/13/26 9,042,000 1,703,263 75,906
Northern Trust Company Swedish Krona 3/13/26 14,883,000 1,674,050 62,091
Northern Trust Company South African Rand 3/13/26 25,010,000 1,543,913 60,336
Northern Trust Company Australian Dollar 3/13/26 1,971,000 1,372,390 7,713
Northern Trust Company South African Rand 3/13/26 18,285,000 1,128,766 44,112
State Street Bank and Trust Brazilian Real 3/13/26 5,897,000 1,110,831 49,504
Northern Trust Company Australian Dollar 3/13/26 1,298,000 903,786 5,079
$ 650,661

Calamos International Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 2 $ — $ 6,600,439 $ — $ 6,600,439
Common Stocks 72 44,635,836 249,693,252 — 294,329,088
Warrant 1 —
*
— — —
Exchange-Traded Purchased Options 3 986,358 — — 986,358
Investment of Cash Collateral for Securities Loaned 1 — 22,726,436 — 22,726,436
Forward Foreign Currency Contracts 12 — 650,661 — 650,661
Total $ 45,622,194 $ 279,670,788 $ — $ 325,292,982
* Amount rounds to less than $1

Calamos Evolving World Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (13.5%)
Communication Services (0.9%)
2,012,000 AST SpaceMobile, Inc.*
2.375%, 10/15/32 $ 3,667,655
Consumer Discretionary (4.3%)
16,421,000 Alibaba Group Holding Ltd.*^
0.000%, 09/15/32 18,371,158
Financials (3.7%)
9,400,000 Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.)§
Series 700, 0.000%, 03/15/27 15,559,162
Industrials (0.7%)
2,790,000 Bloom Energy Corp.*^
0.000%, 11/15/30 3,149,826
Information Technology (2.9%)
1,600,000 SK Hynix, Inc.*
1.750%, 04/11/30 12,165,088
Materials (1.0%)
3,145,000 First Majestic Silver Corp.*
0.125%, 01/15/31 4,005,378
TOTAL CONVERTIBLE BONDS
(Cost $40,362,347)
56,918,267
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (84.3%)
Communication Services (5.1%)
427,600 HKD Baidu, Inc. - Class A# 8,196,044
57,550 Millicom International Cellular SA 3,512,276
284,344 ZAR MTN Group Ltd. 3,157,519
44,900 KRW SK Telecom Co. Ltd. 2,262,779
55,600 HKD Tencent Holdings Ltd. 4,273,516
21,402,134
Consumer Discretionary (9.3%)
373,300 HKD Alibaba Group Holding Ltd. 7,941,425
373,500 HKD China Tourism Group Duty Free
Corp. Ltd. - Class H*^ 4,333,524
54,890 INR Eicher Motors Ltd. 4,258,215
424,000 HKD Galaxy Entertainment Group Ltd. 2,154,243
47,740 KRW Hyundai Motor Co. 16,618,555
9,190 Tesla, Inc.# 3,955,468
39,261,430
Consumer Staples (0.7%)
654,200 BRL Raia Drogasil SA 3,045,537
Energy (1.0%)
79,237 TechnipFMC PLC 4,415,086
Financials (16.1%)
132,000 ZAR Absa Group Ltd. 2,079,998
660,440 EUR Alpha Bank SA 3,161,499
NUMBER OF
SHARES b b VALUE b
139,673 INR Axis Bank Ltd. $ 2,078,506
847,195 Banco Bradesco SA ( ADR ) 3,431,140
15,515 ZAR Capitec Bank Holdings Ltd. 4,165,678
500,000 HKD China Life Insurance Co. Ltd. -
Class H 2,225,119
6,500 Credicorp Ltd. 2,319,395
47,730 EUR Erste Group Bank AG 6,205,325
650,990 EUR Eurobank SA - Class A 3,181,372
27,640 Grupo Cibest SA ( ADR ) 2,256,806
405,272 Itau Unibanco Holding SA ( ADR ) 3,481,286
34,325 KRW KB Financial Group, Inc. 3,212,792
147,300 KRW Mirae Asset Securities Co. Ltd. 4,366,786
252,200 NU Holdings Ltd. - Class A# 4,476,550
477,500 HKD Ping An Insurance Group Co. of
China Ltd. - Class H^ 4,428,979
1,532,890 MYR RHB Bank Bhd. 3,285,093
26,120 KRW Samsung Life Insurance Co. Ltd. 3,400,968
291,000 INR Shriram Finance Ltd. 3,230,260
3,008,516 TWD SinoPac Financial Holdings Co. Ltd. 2,725,065
358,565 INR State Bank of India 4,202,028
67,914,645
Industrials (12.7%)
64,200 CNY Contemporary Amperex Technology
Co. Ltd. - Class A 3,239,344
30,960 KRW Doosan Enerbility Co. Ltd.# 1,932,709
42,800 Embraer SA ( ADR ) 3,144,088
3,580 KRW Hanwha Aerospace Co. Ltd.# 3,222,648
10,550 KRW HD Hyundai Heavy Industries Co.
Ltd. 4,199,216
5,247 KRW Hyosung Heavy Industries Corp.# 9,410,809
404,960 PHP International Container Terminal
Services, Inc. 4,435,503
122,000 CNY Jiangsu Hengli Hydraulic Co. Ltd.
- Class A 1,898,363
8,059,000 HKD Lonking Holdings Ltd. 3,305,769
3,000 KRW Rainbow Robotics# 1,510,271
20,125 KRW Samsung C&T Corp. 4,195,148
13,960 KRW SK Square Co. Ltd.# 5,464,657
121,750 HKD UBTech Robotics Corp. Ltd. - Class
H#^ 2,173,266
917,000 CNY Weichai Power Co. Ltd. - Class A 3,132,228
367,500 CNY Zhejiang Sanhua Intelligent
Controls Co. Ltd. - Class A 2,694,659
53,958,678
Information Technology (33.5%)
64,900 TWD Asia Vital Components Co. Ltd. 2,948,569
13,100 TWD ASPEED Technology, Inc. 3,663,493
107,000 TWD Chroma ATE, Inc. 3,285,583
197,000 TWD Compeq Manufacturing Co. Ltd. 1,050,360
96,900 TWD Delta Electronics, Inc. 3,697,928
58,450 TWD Elite Material Co. Ltd. 3,170,474
50,900 CNY Hygon Information Technology Co.
Ltd. - Class A 1,927,306
130,000 TWD LandMark Optoelectronics Corp. 4,072,648

Calamos Evolving World Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
165,100 CNY Lens Technology Co. Ltd. - Class A $ 861,448
57,000 TWD MediaTek, Inc. 3,161,820
157,980 CNY Montage Technology Co. Ltd. -
Class A 4,123,556
57,645 CNY NAURA Technology Group Co. Ltd.
- Class A 3,936,031
51,900 TWD Phison Electronics Corp. 3,848,937
9,600 KRW Robotis Co. Ltd.# 2,241,296
5,060 KRW Samsung Electro-Mechanics Co.
Ltd. 973,133
229,010 KRW Samsung Electronics Co. Ltd. 25,299,814
3,980 KRW SK Hynix, Inc. 2,485,021
1,147,649 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 63,460,288
93,500 TWD Tripod Technology Corp. 1,101,927
79,265 CNY Verisilicon Microelectronics
Shanghai Co. Ltd. - Class A# 2,517,267
40,200 CNY Zhongji Innolight Co. Ltd. - Class A 3,733,141
141,560,040
Materials (5.5%)
69,905 CAD Alamos Gold, Inc. - Class A^ 2,590,538
427,540 Cemex SAB de CV ( ADR ) 5,335,699
441,000 HKD China Hongqiao Group Ltd. 2,016,989
175,950 CAD Hudbay Minerals, Inc.^ 4,167,288
17,500 KRW HVM Co. Ltd.# 1,062,439
194,710 ZAR Impala Platinum Holdings Ltd. 3,629,247
211,400 Vale SA ( ADR ) 3,397,198
39,900 HKD Zijin Gold International Co. Ltd.# 1,105,391
23,304,789
Utilities (0.4%)
147,940 BRL Axia Energia 1,528,383
TOTAL COMMON STOCKS
(Cost $230,760,944)
356,390,722
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (1.0%)#
Consumer Discretionary (0.1%)
37
7,946,823
MercadoLibre, Inc. Call, 03/20/26,
Strike $2,200.00 457,135
566
6,593,334
Sea Ltd. Call, 03/20/26, Strike
$150.00 107,823
564,958
Energy (0.3%)
6,088
9,338,992
Petroleo Brasileiro SA - Petrobras
Call, 06/18/26, Strike $14.00 1,165,852
Materials (0.3%)
260
4,948,320
Southern Copper Corp. Call,
05/15/26, Strike $160.00 1,027,000
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Other (0.3%)
14,085
72,875,790
iShares MSCI India ETF Call,
06/18/26, Strike $55.00 $ 1,373,287
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $3,511,825)
4,131,097
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.8%)
16,245,992
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $16,245,992) $ 16,245,992
TOTAL INVESTMENTS (102.6%)
(Cost $290,881,108)
433,686,078
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.8%) (16,245,992)
OTHER ASSETS, LESS LIABILITIES (1.2%)
5,420,583
NET ASSETS (100.0%) $ 422,860,669
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^ Security, or portion of security, is on loan.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan Renminbi
EUR European Monetary Unit
HKD Hong Kong Dollar
INR Indian Rupee
KRW South Korean Won
MYR Malaysian Ringgit
PHP Philippine Peso
TWD New Taiwan Dollar
ZAR South African Rand

Calamos Evolving World Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
ABBREVIATION
ADR American Depositary Receipt
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
US Dollar $ 117,020,349 27 .0%
New Taiwan Dollar 96,187,092 22 .2%
South Korean Won 91,859,038 21 .2%
Hong Kong Dollar 42,154,265 9 .7%
Chinese Yuan Renminbi 28,063,344 6 .5%
Indian Rupee 13,769,009 3 .2%
South African Rand 13,032,442 3 .0%
European Monetary Unit 12,548,197 2 .9%
Canadian Dollar 6,757,826 1 .6%
Brazilian Real 4,573,920 1 .0%
Philippine Peso 4,435,503 1 .0%
Malaysian Ringgit 3,285,093 0 .7%
Total Investments $433,686,078 100 .0%
Currency exposure may vary over time.
COUNTRY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
South Korea $ 104,024,126 24 .0%
Taiwan 96,187,092 22 .2%
China 85,329,133 19 .8%
United States 26,332,111 6 .1%
Brazil 22,504,182 5 .1%
India 13,769,009 3 .2%
South Africa 13,032,442 3 .0%
Canada 10,763,204 2 .5%
Greece 6,342,872 1 .5%
Austria 6,205,325 1 .4%
Mexico 5,335,699 1 .2%
Philippines 4,435,503 1 .0%
United Kingdom 4,415,086 1 .0%
Guatemala 3,512,277 0 .8%
Malaysia 3,285,093 0 .7%
Peru 2,319,395 0 .6%
Colombia 2,256,806 0 .5%
Macao 2,154,243 0 .5%
Hong Kong 1,105,391 0 .2%
Total Investments $429,554,981 99 .0%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
State Street Bank and Trust Indian Rupee 3/13/26 923,721,000 $ 10,017,703 $ (59,596)
Northern Trust Company Mexican Peso 3/13/26 154,291,000 8,798,720 284,277
State Street Bank and Trust Brazilian Real 3/13/26 44,803,000 8,439,646 376,113
Northern Trust Company South African Rand 3/13/26 127,785,000 7,888,401 308,278
$ 909,072
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 6 $ — $ 56,918,267 $ — $ 56,918,267
Common Stocks 78 51,056,738 305,333,984 — 356,390,722
Exchange-Traded Purchased Options 5 4,131,097 — — 4,131,097
Investment of Cash Collateral for Securities Loaned 1 — 16,245,992 — 16,245,992
Forward Foreign Currency Contracts 3 — 968,668 — 968,668
Total $ 55,187,835 $ 379,466,911 $ — $ 434,654,746
Liabilities: — — — —
Forward Foreign Currency Contracts 1 $ — $ 59,596 $ — $ 59,596
Total $ — $ 59,596 $ — $ 59,596

Calamos Global Equity Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (2.3%)
Communication Services (1.5%)
1,366,000 AST SpaceMobile, Inc.*
2.375%, 10/15/32 $ 2,490,068
Financials (0.8%)
800,000 Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.)§
Series 700, 0.000%, 03/15/27 1,324,184
TOTAL CONVERTIBLE BONDS
(Cost $2,492,363)
3,814,252
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (93.8%)
Communication Services (6.7%)
24,270 Alphabet, Inc. - Class A 8,203,260
85,300 HKD Baidu, Inc. - Class A# 1,634,992
2,030 Meta Platforms, Inc. - Class A 1,454,495
11,292,747
Consumer Discretionary (9.9%)
19,450 Alibaba Group Holding Ltd.
( ADR )^ 3,297,942
16,800 Amazon.com, Inc.# 4,020,240
7,500 KRW Hyundai Motor Co. 2,610,791
3,950 EUR Kering SA 1,233,101
5,670 Tesla, Inc.# 2,440,425
14,500 Urban Outfitters, Inc.# 1,027,325
29,300 Viking Holdings Ltd.# 2,113,995
16,743,819
Energy (3.5%)
9,650 Exxon Mobil Corp. 1,364,510
45,300 Halliburton Co. 1,518,456
55,810 TechnipFMC PLC 3,109,733
5,992,699
Financials (16.2%)
128,800 EUR Banco Santander SA 1,644,526
189,700 GBP Barclays PLC 1,266,071
8,600 EUR BAWAG Group AG* 1,399,012
6,800 Citigroup, Inc. 786,828
10,700 EUR Erste Group Bank AG 1,391,095
3,680 Goldman Sachs Group, Inc. 3,442,309
87,900 Huntington Bancshares, Inc. 1,536,492
13,700 KRW KB Financial Group, Inc. 1,282,309
46,000 NU Holdings Ltd. - Class A# 816,500
69,200 JPY ORIX Corp. 2,108,897
13,100 Robinhood Markets, Inc. - Class A# 1,303,188
31,700 EUR Societe Generale SA 2,777,853
43,670 EUR UniCredit SpA 3,805,667
18,650 Wells Fargo & Co. 1,687,639
14,220 Wintrust Financial Corp. 2,097,308
27,345,694
NUMBER OF
SHARES b b VALUE b
Health Care (7.4%)
1,900 Argenx SE ( ADR )# $ 1,596,950
3,890 Ascendis Pharma AS ( ADR )# 879,529
8,750 GBP AstraZeneca PLC 1,630,248
3,260 Eli Lilly & Co. 3,381,109
28,500 EUR Fresenius SE & Co. KGaA 1,594,226
6,200 Gilead Sciences, Inc. 880,090
5,500 Insmed, Inc.# 862,785
5,650 EUR UCB SA 1,721,699
12,546,636
Industrials (13.4%)
4,240 Aerovironment, Inc.#^ 1,180,374
8,500 Bloom Energy Corp. - Class A# 1,286,645
40,400 JPY FANUC Corp. 1,622,245
5,255 GE Vernova, Inc. 3,817,074
34,400 JPY Harmonic Drive Systems, Inc. 757,699
76,200 JPY Hitachi Ltd. 2,644,148
12,800 CHF Implenia AG 1,225,830
45,400 JPY Kandenko Co. Ltd. 1,631,948
915 EUR Rheinmetall AG 1,938,744
250,700 GBP Rolls-Royce Holdings PLC 4,190,946
7,500 EUR Siemens AG 2,267,476
22,563,129
Information Technology (30.7%)
7,550 Advanced Micro Devices, Inc.# 1,787,311
2,630 AppLovin Corp. - Class A# 1,244,279
2,710 EUR ASML Holding NV 3,885,883
8,890 Broadcom, Inc. 2,945,257
27,200 EUR Indra Sistemas SA^ 1,758,043
31,200 Intel Corp.# 1,449,864
22,450 JFrog Ltd.# 1,230,260
221,000 CAD Kraken Robotics, Inc.# 1,295,179
5,550 Lumentum Holdings, Inc.#^ 2,174,712
6,430 Microsoft Corp.~ 2,766,765
51,000 Mirion Technologies, Inc.#^ 1,266,840
64,280 NVIDIA Corp. 12,285,836
22,090 Palantir Technologies, Inc. - Class
A# 3,238,173
6,500 Rambus, Inc.# 739,895
45,100 KRW Samsung Electronics Co. Ltd. 4,982,410
126,700 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 7,005,991
7,000 JPY Tokyo Electron Ltd. 1,865,212
51,921,910
Materials (5.0%)
42,000 CAD Alamos Gold, Inc. - Class A^ 1,556,435
12,220 EUR Heidelberg Materials AG 3,346,699
79,300 CAD Hudbay Minerals, Inc.^ 1,878,181
14,250 MP Materials Corp.#^ 837,472
4,700 Southern Copper Corp.^ 894,504
8,513,291

Calamos Global Equity Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
Utilities (1.0%)
77,500 EUR Iberdrola SA $ 1,742,413
TOTAL COMMON STOCKS
(Cost $97,680,033)
158,662,338
CONVERTIBLE PREFERRED STOCK (2.3%)
Industrials (2.3%)
51,366
Boeing Co.
6.000%, 10/15/27
(Cost $3,164,381) 3,838,067
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.5%)
7,690,784
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $7,690,784) $ 7,690,784
TOTAL INVESTMENTS (102.9%)
(Cost $111,027,561)
174,005,441
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.5%) (7,690,784)
OTHER ASSETS, LESS LIABILITIES (1.6%)
2,738,725
NET ASSETS (100.0%) $ 169,053,382
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
# Non-income producing security.
^ Security, or portion of security, is on loan.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $602,406.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
CAD Canadian Dollar
CHF Swiss Franc
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
TWD New Taiwan Dollar
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars.
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
US Dollar $ 102,309,473 58 .8%
European Monetary Unit 30,506,437 17 .5%
Japanese Yen 10,630,149 6 .1%
South Korean Won 8,875,509 5 .1%
British Pound Sterling 7,087,265 4 .1%
New Taiwan Dollar 7,005,991 4 .0%
Canadian Dollar 4,729,795 2 .7%
Hong Kong Dollar 1,634,992 1 .0%
Swiss Franc 1,225,830 0 .7%
Total Investments $174,005,441 100 .0%
Currency exposure may vary over time.

Calamos Global Equity Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
COUNTRY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 84,023,531 48 .3%
Japan 10,630,149 6 .1%
United Kingdom 10,196,998 5 .9%
Germany 9,147,145 5 .2%
South Korea 8,875,509 5 .1%
Taiwan 7,005,991 4 .0%
Netherlands 5,482,833 3 .1%
Spain 5,144,981 3 .0%
China 4,932,934 2 .9%
Canada 4,729,795 2 .7%
France 4,010,955 2 .3%
Italy 3,805,667 2 .2%
Austria 2,790,107 1 .6%
Belgium 1,721,699 1 .0%
Switzerland 1,225,830 0 .7%
Mexico 894,504 0 .5%
Denmark 879,529 0 .5%
Brazil 816,500 0 .5%
Total Investments $174,005,441 100 .0%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Bank of New York Mellon Australian Dollar 3/13/26 4,897,000 $ 3,409,737 $ 151,954
Northern Trust Co. Swiss Franc 3/13/26 2,565,000 3,331,576 72,328
$ 224,282
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 2 $ — $ 3,814,252 $ — $ 3,814,252
Common Stocks 70 93,328,112 65,334,226 — 158,662,338
Convertible Preferred Stock 1 3,838,067 — — 3,838,067
Investment of Cash Collateral for Securities Loaned 1 — 7,690,784 — 7,690,784
Forward Foreign Currency Contracts 2 — 224,282 — 224,282
Total $ 97,166,179 $ 77,063,544 $ — $ 174,229,723

Calamos Global Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CONVERTIBLE BONDS (29.5%)
Communication Services (2.1%)
2,839,000 AST SpaceMobile, Inc.*
2.375%, 10/15/32 $ 5,175,185
1,486,000 Lyft, Inc.*
0.000%, 09/15/30 1,571,058
6,746,243
Consumer Discretionary (2.6%)
7,734,000 Alibaba Group Holding Ltd.*
0.000%, 09/15/32 8,652,490
Energy (1.4%)
1,363,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 1,611,161
1,300,000 EUR Saipem SpA*
2.875%, 09/11/29 2,889,752
4,500,913
Financials (1.5%)
1,700,000 EUR Cara Obligations SAS (Kering SA)*§
1.500%, 12/01/30 2,373,861
1,600,000 Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.)§
0.000%, 03/15/27 2,648,368
5,022,229
Health Care (3.3%)
628,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 707,725
1,583,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 1,617,035
598,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 715,794
1,640,000 Guardant Health, Inc.*
0.000%, 05/15/33 1,951,616
1,611,000 Ionis Pharmaceuticals, Inc.*
0.000%, 12/01/30 1,785,004
3,302,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 3,951,041
10,728,215
Industrials (4.3%)
1,976,000 AeroVironment, Inc.
0.000%, 07/15/30 2,336,482
1,130,000 Astronics Corp.*
0.000%, 01/15/31 1,735,748
3,026,000 Bloom Energy Corp.*
0.000%, 11/15/30 3,416,263
3,227,000 BWX Technologies, Inc.*
0.000%, 11/01/30 3,345,979
1,519,000 JBT Marel Corp.*
0.375%, 09/15/30 1,633,214
1,650,000 Joby Aviation, Inc.††
0.750%, 02/15/32 1,691,217
14,158,903
Information Technology (4.6%)
1,472,000 Cloudflare, Inc.*
0.000%, 06/15/30 1,546,660
PRINCIPAL
AMOUNT a a VALUE a
4,158,000 CyberArk Software Ltd.*
0.000%, 06/15/30 $ 4,376,877
1,482,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 3,365,163
1,831,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 2,374,038
450,000,000 JPY Rohm Co. Ltd.*
0.000%, 04/24/31 3,374,796
15,037,534
Materials (1.9%)
2,261,000 First Majestic Silver Corp.*
0.125%, 01/15/31 2,879,542
1,400,000 KCC Corp. (HD Korea Shipbuilding
& Offshore Engineering Co. Ltd.)*§
1.750%, 07/10/30 1,609,300
549,000 MP Materials Corp.*
3.000%, 03/01/30 1,556,069
6,044,911
Other (1.0%)
2,700,000 EUR Euronext NV*
1.500%, 05/30/32 3,108,367
Real Estate (0.5%)
1,605,000 Compass, Inc.*
0.250%, 04/15/31 1,730,543
Utilities (6.3%)
3,071,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 3,147,959
3,106,000 Duke Energy Corp.
4.125%, 04/15/26 3,227,911
5,500,000 EUR Iberdrola Finanzas SA*
1.500%, 03/27/30 7,442,573
3,246,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 3,661,618
2,838,000 Southern Co.
4.500%, 06/15/27 3,055,050
20,535,111
TOTAL CONVERTIBLE BONDS
(Cost $85,997,922)
96,265,459
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (64.6%)
Communication Services (7.7%)
46,320 Alphabet, Inc. - Class A 15,656,160
123,250 HKD Baidu, Inc. - Class A# 2,362,400
3,915 Meta Platforms, Inc. - Class A 2,805,098
1,165,900 SGD Singapore Telecommunications Ltd. 4,207,372
25,031,030
Consumer Discretionary (5.1%)
26,480 Amazon.com, Inc.# 6,336,664
9,600 KRW Hyundai Motor Co. 3,341,812
11,001 Tesla, Inc.# 4,734,940
31,910 Viking Holdings Ltd.# 2,302,307
16,715,723

Calamos Global Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
Consumer Staples (1.1%)
20,485 Philip Morris International, Inc. $ 3,675,828
Energy (1.9%)
24,865 Exxon Mobil Corp. 3,515,911
48,300 TechnipFMC PLC 2,691,276
6,207,187
Financials (12.9%)
253,910 EUR Banco Santander SA^ 3,241,939
367,700 GBP Barclays PLC 2,454,055
11,600 EUR BAWAG Group AG* 1,887,040
26,700 Citigroup, Inc. 3,089,457
13,830 EUR Erste Group Bank AG 1,798,023
5,600 Goldman Sachs Group, Inc. 5,238,296
132,800 Huntington Bancshares, Inc. 2,321,344
9,805 JPMorgan Chase & Co. 2,999,251
17,930 KRW KB Financial Group, Inc. 1,678,233
25,185 Robinhood Markets, Inc. - Class A# 2,505,404
39,125 EUR Societe Generale SA 3,428,502
64,625 EUR UniCredit SpA 5,631,812
37,270 Wells Fargo & Co. 3,372,562
15,900 Wintrust Financial Corp. 2,345,091
41,991,009
Health Care (4.0%)
16,900 GBP AstraZeneca PLC 3,148,709
4,785 Eli Lilly & Co. 4,962,763
14,825 Johnson & Johnson 3,368,981
5,400 EUR UCB SA 1,645,517
13,125,970
Industrials (7.8%)
39,000 JPY FANUC Corp. 1,566,028
6,765 GE Vernova, Inc. 4,913,893
98,600 JPY Hitachi Ltd. 3,421,431
43,800 JPY Kandenko Co. Ltd. 1,574,434
1,380 EUR Rheinmetall AG 2,924,008
262,091 GBP Rolls-Royce Holdings PLC 4,381,368
11,480 EUR Siemens AG 3,470,750
14,490 Waste Management, Inc. 3,220,258
25,472,170
Information Technology (21.7%)
7,455 Advanced Micro Devices, Inc.# 1,764,822
3,380 AppLovin Corp. - Class A# 1,599,112
3,960 EUR ASML Holding NV 5,678,265
12,260 Broadcom, Inc. 4,061,738
24,300 EUR Indra Sistemas SA^ 1,570,605
61,895 Intel Corp.# 2,876,261
27,500 JFrog Ltd.# 1,507,000
286,000 CAD Kraken Robotics, Inc.# 1,676,113
12,375 Microsoft Corp. 5,324,839
95,405 NVIDIA Corp. 18,234,758
18,535 Palantir Technologies, Inc. - Class
A# 2,717,046
82,050 KRW Samsung Electronics Co. Ltd. 9,064,450
NUMBER OF
SHARES b b VALUE b
222,000 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. $ 12,275,690
10,100 JPY Tokyo Electron Ltd. 2,691,234
71,041,933
Materials (2.4%)
80,840 CAD Alamos Gold, Inc. - Class A^ 2,995,767
17,725 EUR Heidelberg Materials AG 4,854,356
7,850,123
TOTAL COMMON STOCKS
(Cost $121,793,463)
211,110,973
CONVERTIBLE PREFERRED STOCK (3.3%)
Industrials (3.3%)
146,708
Boeing Co.^
6.000%, 10/15/27
(Cost $8,573,788) 10,962,022
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (1.1%)#
Consumer Discretionary (0.0%)
380
2,692,300
Urban Outfitters, Inc. Call,
03/20/26, Strike $85.00 65,550
Consumer Staples (0.2%)
1,140
5,205,240
Darling Ingredients, Inc. Call,
07/17/26, Strike $45.00 684,000
Energy (0.3%)
1,576
5,282,752
Halliburton Co. Call, 02/20/26,
Strike $28.00 898,320
Health Care (0.2%)
1,043
6,198,549
Novo Nordisk AS Call, 06/18/26,
Strike $60.00 670,127
Other (0.4%)
383
5,273,144
EUR EURO STOXX Banks Index Call,
06/19/26, Strike 250.00 652,609
1,017
63,244,179
Invesco QQQ Trust Series 1 Put,
02/20/26, Strike $605.00 637,151
1,289,760
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $3,280,451)
3,607,757

Calamos Global Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.6%)
18,203,040
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $18,203,040) $ 18,203,040
TOTAL INVESTMENTS (104.1%)
(Cost $237,848,664)
$ 340,149,251
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.6%) (18,203,040)
OTHER ASSETS, LESS LIABILITIES (1.5%)
4,791,160
NET ASSETS (100.0%) $ 326,737,371
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†† When-issued security.
# Non-income producing security.
^ Security, or portion of security, is on loan.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
FOREIGN CURRENCY ABBREVIATIONS
CAD Canadian Dollar
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
SGD Singapore Dollar
TWD New Taiwan Dollar
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. The principal amount for such securities is shown in the respective foreign currency.
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
US Dollar $ 227,337,378 66 .8%
European Monetary Unit 52,597,978 15 .5%
South Korean Won 14,084,496 4 .2%
Japanese Yen 12,627,924 3 .7%
New Taiwan Dollar 12,275,690 3 .6%
British Pound Sterling 9,984,132 2 .9%
Canadian Dollar 4,671,881 1 .4%
Singapore Dollar 4,207,372 1 .2%
Hong Kong Dollar 2,362,400 0 .7%
Total Investments $340,149,251 100 .0%
Currency exposure may vary over time.
COUNTRY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 190,346,583 55 .9%
South Korea 15,693,796 4 .7%
United Kingdom 12,675,408 3 .7%
Japan 12,627,924 3 .7%
Taiwan 12,275,690 3 .6%
Spain 12,255,117 3 .6%
Germany 11,249,114 3 .3%
China 11,014,890 3 .2%
Netherlands 8,786,632 2 .6%
Italy 8,521,564 2 .5%
Canada 7,551,423 2 .2%
France 5,802,363 1 .7%
Singapore 4,207,372 1 .2%
Austria 3,685,062 1 .1%
Belgium 1,645,517 0 .5%
Total Investments $336,541,495 98 .9%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Bank of New York Mellon Australian Dollar 3/13/26 9,501,000 $ 6,615,461 $ 294,817
Northern Trust Co. Swiss Franc 3/13/26 4,977,000 6,464,429 140,342
Northern Trust Co. Japanese Yen 3/13/26 928,233,000 6,017,435 (24,018)

Calamos Global Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
Northern Trust Co. Canadian Dollar 3/13/26 4,475,000 $ 3,291,892 $ 22,626
$ 433,767
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Convertible Bonds 34 $ — $ 96,265,459 $ — $ 96,265,459
Common Stocks 53 124,387,374 86,723,599 — 211,110,973
Convertible Preferred Stock 1 10,962,022 — — 10,962,022
Exchange-Traded Purchased Options 6 3,607,757 — — 3,607,757
Investment of Cash Collateral for Securities Loaned 1 — 18,203,040 — 18,203,040
Forward Foreign Currency Contracts 3 — 457,785 — 457,785
Total $ 138,957,153 $ 201,649,883 $ — $ 340,607,036
Liabilities: — — — —
Forward Foreign Currency Contracts 1 $ — $ 24,018 $ — $ 24,018
Total $ — $ 24,018 $ — $ 24,018

Calamos Hedged Equity Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (94.3%)
Communication Services (10.8%)
71,439 Alphabet, Inc. - Class A~ $ 24,146,382
71,271 Alphabet, Inc. - Class C 24,127,372
71,633 AT&T, Inc. 1,877,501
61,831 Comcast Corp. - Class A 1,839,472
11,433 Fox Corp. - Class A^ 832,094
13,220 Match Group, Inc. 411,803
28,671 Meta Platforms, Inc. - Class A 20,542,771
59,110 Netflix, Inc.# 4,935,094
9,458 T-Mobile U.S., Inc. 1,865,212
33,961 Uber Technologies, Inc.# 2,718,578
59,015 Verizon Communications, Inc. 2,627,348
28,672 Walt Disney Co. 3,234,202
89,157,829
Consumer Discretionary (9.9%)
125,201 Amazon.com, Inc.#~ 29,960,599
10,116 Aptiv PLC# 766,287
510 Booking Holdings, Inc. 2,550,938
45,617 Carnival Corp.# 1,369,422
30,609 Chipotle Mexican Grill, Inc.# 1,189,772
3,955 Darden Restaurants, Inc.^ 788,429
4,621 DoorDash, Inc. - Class A# 945,549
12,290 DR Horton, Inc. 1,829,244
10,722 eBay, Inc. 978,061
54,570 Ford Motor Co. 757,432
20,487 General Motors Co. 1,720,908
15,046 Home Depot, Inc. 5,636,081
12,715 Las Vegas Sands Corp. 670,462
12,284 Lowe's Cos., Inc. 3,280,565
2,766 Lululemon Athletica, Inc.# 482,667
9,521 McDonald's Corp. 2,999,115
19,233 NIKE, Inc. - Class B~ 1,188,792
29,157 Norwegian Cruise Line Holdings
Ltd.#^ 640,288
17,795 O'Reilly Automotive, Inc.# 1,751,206
6,817 Ross Stores, Inc. 1,286,027
3,526 Royal Caribbean Cruises Ltd.^ 1,144,716
16,525 Starbucks Corp.~ 1,519,474
36,328 Tesla, Inc.#~ 15,635,934
19,051 TJX Cos., Inc. 2,854,030
81,945,998
Consumer Staples (4.8%)
11,580 Archer-Daniels-Midland Co. 779,450
7,426 Church & Dwight Co., Inc. 714,752
48,027 Coca-Cola Co.~ 3,592,900
11,183 Colgate-Palmolive Co. 1,009,713
5,277 Constellation Brands, Inc. - Class A 826,906
4,567 Costco Wholesale Corp. 4,294,122
3,574 Dollar General Corp. 512,619
6,157 Dollar Tree, Inc.# 724,002
4,046 Estee Lauder Cos., Inc. - Class A 466,423
NUMBER OF
SHARES b b VALUE b
12,216 General Mills, Inc. $ 565,112
6,906 Kimberly-Clark Corp. 690,531
16,077 Kroger Co. 1,010,439
32,268 Mondelez International, Inc. - Class
A 1,886,710
13,950 Monster Beverage Corp.# 1,126,602
14,730 PepsiCo, Inc.~ 2,262,970
26,965 Philip Morris International, Inc.~ 4,838,600
26,482 Procter & Gamble Co. 4,019,173
12,033 Sysco Corp. 1,008,967
7,616 Target Corp. 803,259
68,149 Walmart, Inc.~ 8,119,272
39,252,522
Energy (3.2%)
42,005 Chevron Corp. 7,430,685
20,181 ConocoPhillips 2,103,466
5,691 EOG Resources, Inc. 638,132
57,926 Exxon Mobil Corp. 8,190,736
38,283 Kinder Morgan, Inc. 1,167,249
11,563 Marathon Petroleum Corp. 2,037,285
11,367 Occidental Petroleum Corp. 515,948
7,673 ONEOK, Inc. 607,625
5,375 Phillips 66 771,635
16,195 SLB Ltd. 783,514
5,350 Valero Energy Corp. 970,650
19,319 Williams Cos., Inc. 1,299,396
26,516,321
Financials (12.1%)
7,935 Aflac, Inc. 880,388
6,095 Allstate Corp. 1,212,844
8,489 American Express Co. 2,989,571
3,734 Ameriprise Financial, Inc. 1,968,527
6,797 Arthur J Gallagher & Co. 1,694,968
5,605 Assurant, Inc. 1,334,719
121,938 Bank of America Corp.~ 6,487,102
13,833 Bank of New York Mellon Corp. 1,658,853
20,544 Berkshire Hathaway, Inc. - Class B# 9,872,008
1,437 Blackrock, Inc. 1,607,917
7,087 Blackstone, Inc. 1,009,330
8,262 Capital One Financial Corp. 1,808,800
6,316 Cboe Global Markets, Inc. 1,674,119
26,495 Charles Schwab Corp. 2,753,360
8,441 Chubb Ltd. 2,612,996
19,956 Citigroup, Inc. 2,309,109
2,987 CME Group, Inc. 863,422
2,825 Coinbase Global, Inc. - Class A# 550,140
9,059 Fiserv, Inc.# 577,330
5,017 Global Payments, Inc. 359,919
8,053 Goldman Sachs Group, Inc.~ 7,532,857
29,941 Huntington Bancshares, Inc. 523,369
3,424 Jack Henry & Associates, Inc. 613,615
36,458 JPMorgan Chase & Co.~ 11,152,138

Calamos Hedged Equity Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
3,709 M&T Bank Corp. $ 821,803
10,541 Marsh & McLennan Cos., Inc. 1,983,711
11,997 Mastercard, Inc. - Class A~ 6,463,864
11,493 MetLife, Inc. 906,568
18,685 Morgan Stanley 3,415,618
5,944 Northern Trust Corp. 888,212
9,595 PayPal Holdings, Inc. 505,560
4,453 Prudential Financial, Inc. 494,773
3,861 S&P Global, Inc. 2,037,797
5,237 State Street Corp. 685,314
4,959 Travelers Cos., Inc. 1,410,885
13,719 U.S. Bancorp~ 769,773
27,220 Visa, Inc. - Class A 8,760,213
70,540 Wells Fargo & Co.~ 6,383,165
99,574,657
Health Care (9.2%)
19,696 Abbott Laboratories 2,152,773
24,467 AbbVie, Inc. 5,456,386
12,628 Agilent Technologies, Inc. 1,690,258
5,541 Amgen, Inc. 1,894,357
13,827 Baxter International, Inc.^ 277,508
4,625 Becton Dickinson & Co. 941,095
2,881 Biogen, Inc.# 518,263
40,796 Boston Scientific Corp.# 3,815,650
8,995 Centene Corp.# 389,663
3,822 Cigna Group 1,047,649
16,901 CVS Health Corp. 1,259,463
11,037 Danaher Corp. 2,415,889
7,183 Dexcom, Inc.# 524,646
12,873 Edwards Lifesciences Corp.# 1,047,347
11,330 Eli Lilly & Co.~ 11,750,910
4,739 GE HealthCare Technologies, Inc. 374,239
18,006 Gilead Sciences, Inc. 2,555,952
3,770 HCA Healthcare, Inc. 1,840,778
2,435 Humana, Inc. 475,312
6,451 Intuitive Surgical, Inc.# 3,252,723
3,649 IQVIA Holdings, Inc.# 839,817
31,148 Johnson & Johnson 7,078,383
3,569 Labcorp Holdings, Inc. 969,055
2,353 McKesson Corp. 1,955,837
19,097 Medtronic PLC 1,966,227
37,241 Merck & Co., Inc. 4,106,565
75,514 Pfizer, Inc. 1,996,590
919 Regeneron Pharmaceuticals, Inc. 681,393
1,324 Solventum Corp.# 101,908
3,363 Stryker Corp. 1,242,830
6,594 Thermo Fisher Scientific, Inc.~ 3,815,354
13,601 UnitedHealth Group, Inc. 3,902,535
3,510 Vertex Pharmaceuticals, Inc.# 1,649,349
3,345 Zimmer Biomet Holdings, Inc. 291,249
8,954 Zoetis, Inc. 1,117,638
75,395,591
NUMBER OF
SHARES b b VALUE b
Industrials (7.9%)
5,301 3M Co. $ 811,901
4,012 Allegion PLC 663,545
7,642 Automatic Data Processing, Inc. 1,886,199
9,754 Boeing Co.# 2,279,705
20,907 Carrier Global Corp. 1,245,639
7,365 Caterpillar, Inc.~ 4,841,456
56,546 CSX Corp.~ 2,135,177
3,846 Deere & Co. 2,030,688
5,275 Eaton Corp. PLC 1,853,741
15,090 Emerson Electric Co. 2,217,626
3,555 GE Vernova, Inc. 2,582,245
3,913 Generac Holdings, Inc.# 657,541
3,337 General Dynamics Corp. 1,171,587
14,221 General Electric Co. 4,362,861
12,783 Honeywell International, Inc. 2,908,388
661 Hubbell, Inc. 322,528
4,755 Illinois Tool Works, Inc. 1,242,291
12,265 Johnson Controls International PLC 1,462,724
5,312 L3Harris Technologies, Inc. 1,821,219
2,678 Lockheed Martin Corp. 1,698,441
11,219 Masco Corp. 741,464
3,051 Norfolk Southern Corp. 888,573
2,743 Northrop Grumman Corp.~ 1,898,869
5,023 Otis Worldwide Corp. 429,065
11,772 PACCAR, Inc. 1,446,897
7,184 Paychex, Inc. 740,886
2,579 Paycom Software, Inc. 347,520
12,074 Pentair PLC 1,272,237
4,507 Quanta Services, Inc. 2,139,157
27,272 RTX Corp. 5,479,763
24,101 Southwest Airlines Co. 1,145,280
10,651 Union Pacific Corp. 2,504,050
13,921 United Airlines Holdings, Inc.# 1,424,397
8,996 United Parcel Service, Inc. - Class B 955,555
1,674 United Rentals, Inc. 1,309,168
3,678 Veralto Corp. 364,048
4,514 Verisk Analytics, Inc. 981,615
8,642 Waste Management, Inc. 1,920,598
6,208 Xylem, Inc. 855,897
65,040,541
Information Technology (31.6%)
7,554 Accenture PLC - Class A 1,991,537
5,523 Adobe, Inc.# 1,619,620
25,207 Advanced Micro Devices, Inc.# 5,967,253
23,460 Amphenol Corp. - Class A 3,380,117
9,366 Analog Devices, Inc. 2,911,702
197,268 Apple, Inc.~ 51,187,101
11,434 Applied Materials, Inc. 3,685,407
13,162 Arista Networks, Inc.# 1,865,582
3,265 Autodesk, Inc.# 825,621
62,083 Broadcom, Inc. 20,568,098
68,983 Cisco Systems, Inc. 5,402,749

Calamos Hedged Equity Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
9,157 Cognizant Technology Solutions
Corp. - Class A $ 751,423
4,274 Crowdstrike Holdings, Inc. - Class
A# 1,886,565
6,074 Datadog, Inc. - Class A# 785,490
3,376 Gartner, Inc.# 707,643
18,826 HP, Inc.^ 365,977
58,253 Intel Corp.# 2,707,017
9,212 International Business Machines
Corp. 2,825,320
4,831 Intuit, Inc.~ 2,410,282
4,613 Keysight Technologies, Inc.# 997,930
14,411 Lam Research Corp. 3,364,392
22,317 Micron Technology, Inc.~ 9,258,877
99,223 Microsoft Corp.~ 42,694,665
5,071 NetApp, Inc. 488,591
329,362 NVIDIA Corp. 62,950,959
5,052 NXP Semiconductors NV 1,142,459
7,901 ON Semiconductor Corp.# 473,191
24,540 Oracle Corp.~ 4,038,793
29,149 Palantir Technologies, Inc. - Class
A# 4,272,952
11,956 Palo Alto Networks, Inc.# 2,115,853
4,840 PTC, Inc.# 755,669
16,128 QUALCOMM, Inc. 2,444,843
15,265 Salesforce, Inc. 3,240,607
16,215 ServiceNow, Inc.# 1,897,317
7,201 Skyworks Solutions, Inc. 401,528
6,433 Super Micro Computer, Inc.#^ 187,265
2,749 Synopsys, Inc.# 1,278,601
4,898 TE Connectivity PLC 1,091,176
7,263 Teradyne, Inc. 1,750,746
8,981 Texas Instruments, Inc. 1,935,855
2,205 Tyler Technologies, Inc.# 814,527
2,874 Workday, Inc. - Class A# 504,761
259,946,061
Materials (1.5%)
4,432 Air Products & Chemicals, Inc. 1,207,720
3,624 Avery Dennison Corp. 672,288
12,632 Corteva, Inc. 919,609
11,354 DuPont de Nemours, Inc. 498,668
35,612 Freeport-McMoRan, Inc. 2,144,911
9,905 Linde PLC 4,526,288
5,616 PPG Industries, Inc. 649,378
5,677 Qnity Electronics, Inc. 546,014
3,439 Sherwin-Williams Co. 1,219,607
12,384,483
Real Estate (1.5%)
3,859 Alexandria Real Estate Equities, Inc. 210,856
4,853 American Tower Corp. 870,046
6,843 Camden Property Trust 746,229
9,621 Crown Castle, Inc. 835,199
5,405 Digital Realty Trust, Inc. 896,960
NUMBER OF
SHARES b b VALUE b
887 Equinix, Inc. $ 728,165
36,080 Healthpeak Properties, Inc. 622,019
4,619 Mid-America Apartment
Communities, Inc. 620,331
14,209 Prologis, Inc. 1,855,127
2,544 Public Storage 702,627
21,211 Realty Income Corp. 1,297,265
7,201 Regency Centers Corp. 524,737
11,181 UDR, Inc. 415,374
9,047 Welltower, Inc. 1,704,093
12,029,028
Utilities (1.8%)
27,555 AES Corp. 403,681
10,789 American Electric Power Co., Inc. 1,292,252
8,404 Consolidated Edison, Inc. 896,119
21,715 Dominion Energy, Inc. 1,306,592
13,742 Duke Energy Corp. 1,667,592
6,079 Edison International 378,600
12,305 Entergy Corp. 1,179,926
23,897 Exelon Corp. 1,070,108
13,917 FirstEnergy Corp. 658,831
22,105 NextEra Energy, Inc. 1,943,029
17,004 NiSource, Inc. 753,107
10,687 Public Service Enterprise Group, Inc. 880,181
15,255 Southern Co. 1,362,424
12,247 Xcel Energy, Inc. 931,507
14,723,949
TOTAL COMMON STOCKS
(Cost $386,581,180)
775,966,980
EXCHANGE-TRADED FUND (2.9%)
Other (2.9%)
34,053
SPDR® S&P 500® ETF Trust
(Cost $22,894,699) 23,563,654
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTION (1.7%)#
Other (1.7%)
785
544,713,855
S&P 500® Index Put,
06/30/26, Strike $6,700.00
(Cost $23,515,207) 14,506,800

Calamos Hedged Equity Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)
1,335,977
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $1,335,977) $ 1,335,977
TOTAL INVESTMENTS (99.1%)
(Cost $434,327,063)
$ 815,373,411
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%) (1,335,977)
OTHER ASSETS, LESS LIABILITIES (1.1%)
8,843,356
NET ASSETS (100.0%) $ 822,880,790
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED WRITTEN OPTIONS  (-2.6%)#
Other (-2.6%)
(420)
(291,439,260)
S&P 500® Index Call, 06/30/26,
Strike $6,700.00 (21,067,200)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
(175)
(121,433,025)
S&P 500® Index Put, 06/30/26,
Strike $5,300.00 $ (671,125)
(21,738,325)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $21,549,280) $ (21,738,325)
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $144,795,688.
^ Security, or portion of security, is on loan.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 261 $ 775,966,980 $ — $ — $ 775,966,980
Exchange-Traded Fund 1 23,563,654 — — 23,563,654
Exchange-Traded Purchased Option 1 14,506,800 — — 14,506,800
Investment of Cash Collateral for Securities Loaned 1 — 1,335,977 — 1,335,977
Total $ 814,037,434 $ 1,335,977 $ — $ 815,373,411
Liabilities: — — — —
Exchange-Traded Written Options 3 $ 21,738,325 $ — $ — $ 21,738,325
Total $ 21,738,325 $ — $ — $ 21,738,325

Calamos International Small Cap Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (96.9%)
Communication Services (3.0%)
4,200 Millicom International Cellular SA $ 256,326
18,700 BRL TIM SA 87,126
343,452
Consumer Discretionary (6.9%)
43,800 MXN Alsea SAB de CV 133,610
4,840 EUR Auto1 Group SE# 159,201
6,500 JPY Nextage Co. Ltd. 137,704
1,500 JPY Open House Group Co. Ltd. 88,263
12,600 EUR Schaeffler AG 148,606
7,625 EUR Westwing Group SE# 129,758
797,142
Consumer Staples (1.6%)
1,310 PriceSmart, Inc. 186,295
Energy (3.8%)
25,600 CAD CES Energy Solutions Corp. 266,970
44,700 Denison Mines Corp.# 177,012
443,982
Financials (15.5%)
48,600 EUR Alpha Bank SA 232,646
10,700 EUR Bank of Cyprus Holdings PLC 118,058
1,930 EUR BAWAG Group AG* 313,964
3,550 EUR flatexDEGIRO SE 173,168
17,400 SGD iFAST Corp. Ltd. 144,291
1,580 EUR KBC Ancora 145,198
1,900 JPY Rakuten Bank Ltd.# 90,931
5,020 ILS Tel Aviv Stock Exchange Ltd. 192,870
10,200 SEK TF Bank AB* 196,773
51,100 EUR Unicaja Banco SA* 175,114
1,783,013
Health Care (3.6%)
13,130 SEK Ambea AB* 200,226
750 Ascendis Pharma AS ( ADR )# 169,575
1,760 EUR Medincell SA# 47,059
416,860
Industrials (26.4%)
1,020 EUR Bilfinger SE 142,911
25,588 GBP Ceres Power Holdings PLC# 104,287
740 EUR DO & Co. AG 172,976
4,610 EUR Exosens SAS 295,319
4,300 JPY Harmonic Drive Systems, Inc. 94,712
180 KRW Hyosung Heavy Industries Corp.# 322,841
850 KRW Hyundai Glovis Co. Ltd. 143,309
530 KRW Hyundai Rotem Co. Ltd. 84,745
4,900 JPY IHI Corp. 113,367
5,360 GBP IMI PLC 202,406
2,720 CHF Implenia AG 260,489
6,900 JPY Japan Elevator Service Holdings
Co. Ltd. 72,651
8,000 JPY Kandenko Co. Ltd. 288,019
NUMBER OF
SHARES b b VALUE b
3,060 EUR KION Group AG $ 216,143
511,000 HKD Lonking Holdings Ltd. 209,610
11,780 SEK Munters Group AB* 232,580
2,700 JPY Yaskawa Electric Corp. 86,182
3,042,547
Information Technology (24.1%)
1,120 TWD ASPEED Technology, Inc. 313,215
2,343 CNY Beijing Huafeng Test & Control
Technology Co. Ltd. - Class A 101,539
4,500 TWD Chroma ATE, Inc. 138,179
10,300 TWD Compeq Manufacturing Co. Ltd. 54,917
1,400 TWD Elite Material Co. Ltd. 75,939
290 KRW Hyundai Autoever Corp. 92,970
4,500 JPY Ibiden Co. Ltd. 237,216
3,550 EUR Indra Sistemas SA 229,451
2,800 EUR Jenoptik AG 86,758
37,200 CAD Kraken Robotics, Inc.# 218,012
5,560 TWD LandMark Optoelectronics Corp. 174,184
3,000 JPY Micronics Japan Co. Ltd. 173,456
2,640 ILS Next Vision Stabilized Systems Ltd. 238,131
9,100 JPY Optex Group Co. Ltd. 141,285
1,750 TWD Phison Electronics Corp. 129,781
15,500 EUR Profile Systems & Software SA 143,450
390 KRW Robotis Co. Ltd.# 91,053
3,700 JPY Yamaichi Electronics Co. Ltd. 140,616
2,780,152
Materials (9.8%)
650 EUR Alzchem Group AG 118,830
4,200 CAD ERO Copper Corp.# 140,900
10,950 CAD Hudbay Minerals, Inc. 259,345
940 KRW HVM Co. Ltd.# 57,068
22,200 AUD Lynas Rare Earths Ltd.# 223,468
250 INR PTC Industries Ltd.# 48,891
2,120 EUR Titan SA 142,255
2,820 CAD Torex Gold Resources, Inc. 135,734
1,126,491
Real Estate (0.7%)
1,700 JPY Kasumigaseki Capital Co. Ltd. 82,498
Utilities (1.5%)
14,620 EUR Italgas SpA 175,647
TOTAL COMMON STOCKS
(Cost $9,540,195)
11,178,079
TOTAL INVESTMENTS (96.9%)
(Cost $9,540,195)
11,178,079
OTHER ASSETS, LESS LIABILITIES (3.1%)
361,216
NET ASSETS (100.0%) $ 11,539,295
# Non-income producing security.

Calamos International Small Cap Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
FOREIGN CURRENCY ABBREVIATIONS
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan Renminbi
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
SEK Swedish Krona
SGD Singapore Dollar
TWD New Taiwan Dollar
ABBREVIATION
ADR American Depositary Receipt
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars.
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
European Monetary Unit $ 3,366,510 30 .1%
Japanese Yen 1,746,900 15 .6%
Canadian Dollar 1,020,962 9 .1%
New Taiwan Dollar 886,215 7 .9%
South Korean Won 791,986 7 .1%
US Dollar 789,208 7 .1%
Swedish Krona 629,579 5 .6%
Israeli New Shekel 431,001 3 .9%
British Pound Sterling 306,693 2 .8%
Swiss Franc 260,489 2 .3%
Australian Dollar 223,468 2 .0%
Hong Kong Dollar 209,610 1 .9%
Singapore Dollar 144,291 1 .3%
Mexican Peso 133,611 1 .2%
Chinese Yuan Renminbi 101,539 0 .9%
Brazilian Real 87,126 0 .8%
Indian Rupee 48,891 0 .4%
Total Investments $11,178,079 100 .0%
Currency exposure may vary over time.

Calamos International Small Cap Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
COUNTRY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
Japan $ 1,746,900 15 .6%
Germany 1,175,375 10 .5%
Canada 1,057,074 9 .4%
Taiwan 886,215 7 .9%
South Korea 791,986 7 .1%
Sweden 629,579 5 .6%
Austria 486,940 4 .3%
Israel 431,001 3 .9%
Spain 404,564 3 .6%
Greece 376,096 3 .4%
France 342,378 3 .0%
United States 328,550 3 .0%
China 311,149 2 .8%
United Kingdom 306,693 2 .8%
Switzerland 260,489 2 .3%
Guatemala 256,326 2 .3%
Brazil 228,026 2 .1%
Australia 223,468 2 .0%
Italy 175,647 1 .6%
Denmark 169,575 1 .5%
Belgium 145,198 1 .3%
Singapore 144,291 1 .3%
Mexico 133,611 1 .2%
Cyprus 118,057 1 .1%
India 48,891 0 .4%
Total Investments $11,178,079 100 .0%
Country exposure may vary over time.
FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY
LONG
CONTRACTS
SETTLEMENT
DATE
LOCAL
CURRENCY
CURRENT
VALUE
UNREALIZED
GAIN/LOSS
Northern Trust Company Australian Dollar 3/13/26 497,000 $ 347,596 $ 3,484
Northern Trust Company Japanese Yen 3/13/26 53,112,000 345,222 (531)
Northern Trust Company Japanese Yen 3/13/26 21,285,000 138,350 (184)
Northern Trust Company South African Rand 3/13/26 1,153,000 71,670 3,275
$ 6,044

Calamos International Small Cap Growth Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Common Stocks 70 $ 2,290,639 $ 8,887,440 $ — $ 11,178,079
Forward Foreign Currency Contracts 2 — 6,759 — 6,759
Total $ 2,290,639 $ 8,894,199 $ — $ 11,184,838
Liabilities: — — — —
Forward Foreign Currency Contracts 2 $ — $ 715 $ — $ 715
Total $ — $ 715 $ — $ 715

Calamos Total Return Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITIES (3.9%)
Financials (2.1%)
6,820
Amur Equipment Finance
Receivables XI LLC
Series 2022-2A, Class A2*
5.300%, 06/21/28 $ 6,830
64,550
CLI Funding VI LLC
Series 2020-3A, Class A*
2.070%, 10/18/45 61,078
64,705
ELFI Graduate Loan Program LLC
Series 2022-A, Class A*
4.510%, 08/26/47 64,076
3,770
Enterprise Fleet Financing LLC
Series 2022-4, Class A2*
5.760%, 10/22/29 3,780
150,000
Hertz Vehicle Financing III LP
Series 2021-2A, Class A*
1.680%, 12/27/27 147,568
4,438
Oscar U.S. Funding XII LLC
Series 2021-1A, Class A4*
1.000%, 04/10/28 4,431
237,000
Progress Residential Trust
Series 2021-SFR5, Class B*
1.658%, 07/17/38 234,240
522,003
Other (1.8%)
150,000
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2*
1.937%, 08/15/46 147,822
100,000
SCF Equipment Leasing LLC
Series 2025-2A, Class A3*
4.330%, 06/20/36 100,129
98,542
SVC ABS LLC
Series 2023-1A, Class A*
5.150%, 02/20/53 97,749
91,345
USAA Auto Owner Trust
Series 2024-A, Class A3*
5.030%, 03/15/29 92,057
437,757
TOTAL ASSET BACKED
SECURITIES
(Cost $969,985)
959,760
CORPORATE BONDS (46.2%)
Airlines (1.3%)
81,285 Air Canada Pass-Through Trust
Series 2015-2, Class AA*
3.750%, 12/15/27 80,017
76,007 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 08/15/27 76,349
58,777 British Airways Pass-Through Trust
Series 2019-1, Class A*
3.350%, 06/15/29 57,287
PRINCIPAL
AMOUNT a a VALUE a
107,935 JetBlue Pass-Through Trust Series
2019-1, Class AA
2.750%, 05/15/32 $ 96,523
310,176
Communication Services (1.9%)
60,000 Charter Communications Operating
LLC/Charter Communications
Operating Capital
2.800%, 04/01/31 54,125
50,000 Comcast Corp.
3.900%, 03/01/38 43,469
92,000 Frontier North, Inc. Series G
6.730%, 02/15/28 94,810
75,000 Paramount Global
3.700%, 10/04/26 74,540
100,000 T-Mobile USA, Inc.
6.700%, 12/15/33 111,691
100,000 Verizon Communications, Inc.
4.016%, 12/03/29 99,487
478,122
Communications (0.4%)
100,000 AT&T, Inc.††
5.125%, 04/30/36 99,733
Consumer Discretionary (3.3%)
50,000 Bath & Body Works, Inc.*
6.625%, 10/01/30 51,210
25,000 Caesars Entertainment, Inc.*
7.000%, 02/15/30 25,846
150,000 Cargill, Inc.*^
3.125%, 05/25/51 100,348
50,000 goeasy Ltd.*
7.625%, 07/01/29 49,570
60,000 Lithia Motors, Inc.*
5.500%, 10/01/30 60,465
100,000 Lowe's Cos., Inc.
4.250%, 03/15/31 99,579
60,000 M/I Homes, Inc.
3.950%, 02/15/30 57,765
60,000 Mattel, Inc.
6.200%, 10/01/40 61,378
100,000 Meritage Homes Corp.*
3.875%, 04/15/29 98,400
100,000 NIKE, Inc.
2.850%, 03/27/30 95,429
100,000 Tractor Supply Co.
5.250%, 05/15/33 103,155
803,145
Consumer Staples (3.1%)
125,000 Anheuser-Busch InBev Worldwide,
Inc.
3.500%, 06/01/30 122,193
125,000 Archer-Daniels-Midland Co.
3.250%, 03/27/30 120,764
125,000 Costco Wholesale Corp.
1.600%, 04/20/30 113,426

Calamos Total Return Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
60,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 $ 57,601
125,000 Hershey Co.
1.700%, 06/01/30 112,977
100,000 Kimberly-Clark Corp.
3.100%, 03/26/30 96,170
100,000 Novartis Capital Corp.
4.700%, 09/18/54 88,893
50,000 Pilgrim's Pride Corp.
4.250%, 04/15/31 48,771
760,795
Energy (0.9%)
60,000 Energy Transfer LP‡
7.133%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 60,194
100,000 EQT Corp.*
3.125%, 05/15/26 99,658
60,000 Sunoco LP*
5.625%, 03/15/31 60,405
220,257
Financials (18.2%)
60,000 Affiliated Managers Group, Inc.
3.300%, 06/15/30 57,252
60,000 Ally Financial, Inc. Series B‡
4.700%, 05/15/26 , 5 yr. CMT +
3.868% 59,743
50,000 American Homes 4 Rent LP
4.950%, 06/15/30 50,657
100,000 Arthur J Gallagher & Co.
5.000%, 02/15/32 102,219
100,000 Avolon Holdings Funding Ltd.*
4.700%, 01/30/31 99,463
100,000 Bank of America Corp.‡
2.087%, 06/14/29 , 1 day USD
SOFR + 1.060% 95,583
150,000 Bank of Montreal‡
3.088%, 01/10/37 , 5 yr. CMT +
1.400% 135,296
100,000 Bank of New York Mellon Corp.‡
5.834%, 10/25/33 , 1 day USD
SOFR Index + 2.074% 107,455
150,000 Berkshire Hathaway Finance Corp.
4.250%, 01/15/49 125,188
100,000 BlackRock Funding, Inc.
5.250%, 03/14/54 95,086
125,000 BP Capital Markets PLC‡
4.875%, 03/22/30 , 5 yr. CMT +
4.398% 124,320
175,000 Brookfield Finance, Inc.
2.724%, 04/15/31 160,599
100,000 Brown & Brown, Inc.
5.650%, 06/11/34 103,045
150,000 Capital One Financial Corp.‡
2.359%, 07/29/32 , 1 day USD
SOFR + 1.337% 131,328
100,000 CBRE Services, Inc.
4.900%, 01/15/33 100,403
PRINCIPAL
AMOUNT a a VALUE a
100,000 Charles Schwab Corp. Series I‡
4.000%, 06/01/26 , 5 yr. CMT +
3.168% $ 99,642
100,000 Chubb INA Holdings LLC
4.150%, 03/13/43 86,599
60,000 Citigroup, Inc. Series HH‡
6.625%, 02/15/31 , 5 yr. CMT +
3.001% 61,074
100,000 Citizens Financial Group, Inc.‡
5.718%, 07/23/32 , 1 day USD
SOFR + 1.910% 104,745
100,000 Essent Group Ltd.
6.250%, 07/01/29 104,711
100,000 Essential Properties LP
2.950%, 07/15/31 91,546
115,000 Essex Portfolio LP
2.650%, 03/15/32 102,567
75,000 First Citizens BancShares, Inc.
Series D‡
7.000%, 12/15/30 , 5 yr. CMT +
3.301% 76,666
100,000 Fiserv, Inc.
4.750%, 03/15/30 100,639
100,000 FNB Corp.‡
5.722%, 12/11/30 , 1 day USD
SOFR Index + 1.930% 102,385
125,000 Globe Life, Inc.
4.550%, 09/15/28 126,354
100,000 GLP Capital LP/GLP Financing II,
Inc.
3.250%, 01/15/32 90,605
83,000 Huntington Bancshares, Inc. Series
K‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 83,154
100,000 Intercontinental Exchange, Inc.
4.200%, 03/15/31 99,804
125,000 JPMorgan Chase & Co. Series KK^‡
3.650%, 06/01/26 , 5 yr. CMT +
2.850% 124,856
200,000 LSEG Finance PLC*
2.000%, 04/06/28 191,764
100,000 M&T Bank Corp.‡
4.833%, 01/16/29 , 1 day USD
SOFR + 0.930% 101,632
100,000 MetLife, Inc.
6.400%, 12/15/36 105,059
100,000 Morgan Stanley‡
5.042%, 07/19/30 , 1 day USD
SOFR + 1.215% 102,464
100,000 Northern Trust Corp.‡
5.117%, 11/19/40 , 5 yr. CMT +
1.050% 99,611
118,000 PartnerRe Finance B LLC‡
4.500%, 10/01/50 , 5 yr. CMT +
3.815% 112,059
100,000 Primerica, Inc.
2.800%, 11/19/31 90,939

Calamos Total Return Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
100,000 Prologis LP
2.875%, 11/15/29 $ 95,645
100,000 Toronto-Dominion Bank^
4.456%, 06/08/32 99,980
125,000 Travelers Cos., Inc.
2.550%, 04/27/50 75,909
100,000 U.S. Bancorp^‡
5.100%, 07/23/30 , 1 day USD
SOFR + 1.250% 103,008
200,000 USAA Capital Corp.*
2.125%, 05/01/30 184,058
125,000 Wells Fargo & Co.
4.400%, 06/14/46 104,562
4,469,674
Health Care (2.7%)
100,000 CVS Health Corp.
4.780%, 03/25/38 93,800
60,000 DaVita, Inc.*
4.625%, 06/01/30 57,843
100,000 Elanco Animal Health, Inc.
6.650%, 08/28/28 104,305
150,000 Johnson & Johnson
3.400%, 01/15/38 131,454
100,000 Kaiser Foundation Hospitals Series
2021
2.810%, 06/01/41 74,367
100,000 Royalty Pharma PLC^
2.200%, 09/02/30 90,953
100,000 Zoetis, Inc.
5.600%, 11/16/32 106,099
658,821
Industrials (4.3%)
100,000 Burlington Northern Santa Fe LLC
4.950%, 09/15/41 96,771
100,000 Cummins, Inc.
4.875%, 10/01/43 95,462
80,000 GXO Logistics, Inc.
1.650%, 07/15/26 79,075
100,000 Honeywell International, Inc.
1.950%, 06/01/30 91,391
100,000 Illinois Tool Works, Inc.
4.875%, 09/15/41 96,042
100,000 Paychex, Inc.
5.100%, 04/15/30 102,871
250,000 SMBC Aviation Capital Finance
DAC*
1.900%, 10/15/26 246,208
60,000 TransDigm, Inc.*
6.375%, 03/01/29 61,772
United Airlines Pass-Through Trust
109,339 Series 2019-1, Class A, 4.550%,
08/25/31 106,582
69,339 Series 2018-1, Class B, 4.600%,
03/01/26 69,500
1,045,674
PRINCIPAL
AMOUNT a a VALUE a
Information Technology (4.9%)
150,000 Apple, Inc.
4.375%, 05/13/45 $ 133,115
125,000 Applied Materials, Inc.
4.350%, 04/01/47 108,147
110,000 CGI, Inc.
2.300%, 09/14/31 97,510
125,000 Fortinet, Inc.
2.200%, 03/15/31 112,257
100,000 Intuit, Inc.^
5.200%, 09/15/33 103,748
125,000 NVIDIA Corp.
3.500%, 04/01/40 105,656
100,000 Roper Technologies, Inc.^
4.900%, 10/15/34 99,280
100,000 Synopsys, Inc.
4.850%, 04/01/30 102,086
100,000 Take-Two Interactive Software,
Inc.^
4.950%, 03/28/28 101,925
60,000 TTM Technologies, Inc.*
4.000%, 03/01/29 58,330
60,000 Twilio, Inc.
3.625%, 03/15/29 57,601
100,000 VMware LLC
1.800%, 08/15/28 94,822
25,000 Zebra Technologies Corp.*
6.500%, 06/01/32 25,805
1,200,282
Other (0.8%)
75,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 78,588
125,000 Intact Financial Corp.*
5.459%, 09/22/32 129,866
208,454
Real Estate (1.2%)
100,000 EPR Properties
4.950%, 04/15/28 101,010
100,000 Global Net Lease, Inc.*
4.500%, 09/30/28 97,976
100,000 Public Storage Operating Co.
2.300%, 05/01/31 90,656
289,642
Utilities (3.2%)
150,000 Berkshire Hathaway Energy Co.
3.800%, 07/15/48 114,926
100,000 Consolidated Edison Co. of New
York, Inc. Series 20A
3.350%, 04/01/30 96,974
150,000 Duke Energy Carolinas LLC
3.700%, 12/01/47 114,301
125,000 Entergy Texas, Inc.
1.750%, 03/15/31 110,395
150,000 Northern States Power Co.
3.750%, 12/01/47 110,076

Calamos Total Return Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
PRINCIPAL
AMOUNT a a VALUE a
150,000 Public Service Electric & Gas Co.
3.600%, 12/01/47 $ 112,797
125,000 Southern Co. Series 21-A‡
3.750%, 09/15/51 , 5 yr. CMT +
2.915% 124,023
783,492
TOTAL CORPORATE BONDS
(Cost $11,877,450)
11,328,267
RESIDENTIAL MORTGAGE BACKED SECURITY (0.4%)
Other (0.4%)
100,000
BX Trust
Series 2019-OC11, Class A*
3.202%, 12/09/41
(Cost $101,318) 95,308
U.S. GOVERNMENT AND AGENCY SECURITIES (47.8%)
Other (47.8%)
Federal Home Loan Mortgage Corp.
111,726 4.000%, 05/01/49 108,140
56,866 2.500%, 02/01/35 54,084
Federal National Mortgage
Association
559,951 6.000%, 09/01/53 574,070
668,811 6.000%, 03/01/54 685,610
367,554 5.500%, 12/01/52 375,021
605,940 5.500%, 08/01/53 616,422
66,173 4.500%, 04/01/48 65,559
219,189 4.500%, 06/01/52 215,644
398,397 4.500%, 11/01/52 391,875
613,835 4.500%, 02/01/53 603,736
38,078 4.000%, 03/01/47 36,837
85,492 4.000%, 06/01/48 82,911
453,830 4.000%, 11/01/52 434,697
117,530 3.500%, 08/01/47 110,137
56,636 3.500%, 02/01/49 53,001
98,528 3.500%, 11/01/49 92,098
340,565 3.500%, 04/01/50 318,364
60,249 3.000%, 02/01/33 58,656
34,527 3.000%, 01/01/35 33,403
210,578 3.000%, 07/01/46 191,509
138,118 3.000%, 03/01/47 125,611
51,533 3.000%, 07/01/49 46,342
427,863 3.000%, 04/01/50 383,985
65,447 2.500%, 09/01/31 63,561
506,022 2.500%, 04/01/50 435,725
673,251 2.500%, 07/01/51 576,477
Government National Mortgage
Association
113,560 3.500%, 10/20/47 106,649
86,361 3.000%, 10/20/47 78,951
U.S. Treasury Bonds
200,000 4.000%, 11/15/42 182,562
PRINCIPAL
AMOUNT a a VALUE a
425,000 3.625%, 02/15/53 $ 342,424
550,000 3.500%, 02/15/39 498,609
400,000 3.000%, 05/15/47 299,500
PRINCIPAL
AMOUNT a a VALUE a
200,000 2.875%, 05/15/52 $ 139,156
500,000 2.000%, 02/15/50 292,305
300,000 1.125%, 05/15/40 189,703
U.S. Treasury Notes
635,000 4.000%, 11/15/35 622,052
500,000 3.875%, 08/15/34 489,687
500,000 3.750%, 08/31/31 496,660
500,000 3.500%, 11/30/30 493,613
400,000 3.375%, 11/30/27 398,891
350,000 3.375%, 12/31/27^ 348,995
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $12,652,426)
11,713,232
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.2%)
790,518
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $790,518) $ 790,518
TOTAL INVESTMENTS (101.5%)
(Cost $26,391,697)
24,887,085
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.2%) (790,518)
OTHER ASSETS, LESS LIABILITIES (1.7%)
418,765
NET ASSETS (100.0%) $ 24,515,332
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
†† When-issued security.
^ Security, or portion of security, is on loan.
‡ Variable rate security. The rate shown is the rate in effect at January 31,
2026.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
ABBREVIATION
SOFR Secured Overnight Financing Rate

Calamos Total Return Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Securities 11 $ — $ 959,760 $ — $ 959,760
Corporate Bonds 118 — 11,328,267 — 11,328,267
Residential Mortgage Backed Security 1 — 95,308 — 95,308
U.S. Government and Agency Securities 41 — 11,713,232 — 11,713,232
Investment of Cash Collateral for Securities Loaned 1 — 790,518 — 790,518
Total $ — $ 24,887,085 $ — $ 24,887,085

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.5%)
Other (0.5%)
100,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $96,277) $ 97,789
BANK LOANS (15.0%)i
Communication Services (2.2%)
69,051
Altice France SA‡
2025 USD Term Loan B14,
10.547%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 70,231
38,160
Audacy Capital Corp.‡
2024 Term Loan B,
9.786%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 28,946
4,281
Audacy Capital Corp.‡
2024 Term Loan A,
10.786%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 4,254
49,372
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.922%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 49,295
41,983
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.786%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 42,080
6,984
DirecTV Financing LLC‡
Term Loan,
8.928%, 08/02/27 3 mo. USD
Term SOFR + 0.050% 7,004
31,538
DirecTV Financing LLC‡
2024 Term Loan,
9.178%, 08/02/29 3 mo. USD
Term SOFR + 5.250% 31,628
1,903
Gray Television, Inc.‡
2024 Term Loan B,
8.950%, 06/04/29 1 mo. USD
Term SOFR + 5.250% 1,906
15,000
iHeartCommunications, Inc.!
2024 Term Loan,
0.000%, 05/01/29 13,766
74,811
iHeartCommunications, Inc.‡
2024 Term Loan,
9.561%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 68,660
100,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.922%, 03/29/32 1 mo. USD
Term SOFR + 3.250% 100,275
49,625
Sinclair Television Group, Inc.‡
2025 Term Loan B6,
7.234%, 12/31/29 1 mo. USD
Term SOFR + 3.300% 43,050
PRINCIPAL
AMOUNT a a VALUE a
33,549
TripAdvisor, Inc.‡
Term Loan,
6.422%, 07/08/31 1 mo. USD
Term SOFR + 2.750% $ 32,679
493,774
Consumer Discretionary (2.6%)
49,625
American Airlines, Inc.‡
2025 Term Loan B,
6.918%, 05/28/32 3 mo. USD
Term SOFR + 3.250% 49,780
90,000
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.922%, 09/12/32 3 mo. USD
Term SOFR + 3.250% 90,281
45,000
Boots Group Bidco Ltd.‡
USD Term Loan,
7.206%, 08/30/32 3 mo. USD
Term SOFR + 3.500% 45,216
59,400
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.667%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 47,507
69,825
Clarios Global LP‡
2025 USD Term Loan B,
6.422%, 01/28/32 1 mo. USD
Term SOFR + 2.750% 70,021
44,325
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.172%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 44,921
90,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.671%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 90,079
55,000
Voyager Parent LLC!
Repriced Term Loan B,
0.000%, 07/01/32 55,004
90,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.411%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 90,103
582,912
Consumer Staples (3.7%)
99,750
Amneal Pharmaceuticals LLC‡
2025 Term Loan B,
7.172%, 08/01/32 1 mo. USD
Term SOFR + 3.500% 100,249
74,063
B&G Foods, Inc.‡
2024 Term Loan B,
7.172%, 10/10/29 1 mo. USD
Term SOFR + 3.500% 70,668
104,562
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.422%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 105,477
55,000
Bausch Health Cos., Inc.!
2025 Term Loan B,
0.000%, 10/08/30 53,762

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
121,116
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.922%, 10/08/30 1 mo. USD
Term SOFR + 6.250% $ 118,392
8,889
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.417%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 8,885
89,775
Opal Bidco SAS‡
USD Term Loan B4,
6.686%, 04/28/32 3 mo. USD
Term SOFR + 3.000% 89,878
113,111
Star Parent, Inc.‡
Term Loan B,
7.672%, 09/27/30 3 mo. USD
Term SOFR + 0.040% 113,313
89,550
Team Health Holdings, Inc.‡
2025 Term Loan B,
8.167%, 06/30/28 3 mo. USD
Term SOFR + 4.500% 89,781
48,112
United Natural Foods, Inc.‡
2024 Term Loan,
8.422%, 05/01/31 1 mo. USD
Term SOFR + 4.750% 48,483
44,322
Veritiv Corp.‡
Term Loan B,
7.672%, 12/02/30 3 mo. USD
Term SOFR + 4.000% 43,496
842,384
Energy (0.8%)
123,380
New Fortress Energy, Inc.‡
2025 Incremental Term Loan B,
9.238%, 10/30/28 3 mo. USD
Term SOFR + 5.500% 49,475
136,473
Par Petroleum LLC‡
2025 Term Loan B,
6.955%, 02/28/30 3 mo. USD
Term SOFR + 3.250% 136,956
186,431
Financials (2.0%)
64,675
Acrisure LLC‡
2025 Term Loan B,
6.922%, 06/21/32 1 mo. USD
Term SOFR + 3.250% 64,742
55,000
Advisor Group, Inc.‡
2025 Term Loan,
6.595%, 07/30/32 6 mo. USD
Term SOFR + 3.000% 54,670
73,696
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.169%, 12/29/31 3 mo. USD
Term SOFR + 2.500% 73,397
59,086
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.175%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 58,841
118,800
Dragon Buyer, Inc.‡
Term Loan B,
6.422%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 117,241
PRINCIPAL
AMOUNT a a VALUE a
68,600
Iron Mountain, Inc.‡
2023 Term Loan B,
5.672%, 01/31/31 1 mo. USD
Term SOFR + 2.000% $ 68,150
437,041
Health Care (0.4%)
106,988
Padagis LLC‡
Term Loan B,
8.658%, 07/06/28 3 mo. USD
Term SOFR + 0.048% 98,161
Industrials (1.3%)
88,986
ACProducts, Inc.‡
2021 Term Loan B,
8.184%, 05/17/28 3 mo. USD
Term SOFR + 0.043% 76,627
89,775
Blackfin Pipeline LLC‡
Term Loan B,
6.672%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 90,486
84,650
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.422%, 09/08/32 1 mo. USD
Term SOFR + 2.750% 84,693
45,000
Columbus McKinnon Corp.!
2026 Term Loan B,
0.000%, 01/21/33 44,775
296,581
Information Technology (1.0%)
100,581
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.422%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 93,037
133,987
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.422%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 128,419
221,456
Materials (0.5%)
142,447
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.922%, 02/18/30 1 mo. USD
Term SOFR + 0.033% 103,274
63,255
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.584%, 05/03/28 3 mo. USD
Term SOFR + 0.025% 7,026
110,300
Other (0.5%)
69,822
Connect Finco SARL‡
2024 Extended Term Loan B,
8.172%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 69,735

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
45,000
Windstream Services LLC‡
2024 Term Loan B,
8.522%, 10/01/31 1 mo. USD
Term SOFR + 4.750% $ 45,394
115,129
TOTAL BANK LOANS
(Cost $3,593,137)
3,384,169
CORPORATE BONDS (76.4%)
Airlines (1.2%)
43,172 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 08/15/27 43,366
82,200 American Airlines Pass-Through
Trust Series 2021-1, Class B
3.950%, 07/11/30 79,210
69,240 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 09/15/31 66,798
71,268 JetBlue Pass-Through Trust Series
2020-1, Class B
7.750%, 11/15/28 71,580
260,954
Communication Services (7.6%)
82,405 Altice France SA*
6.875%, 07/15/32 80,511
64,000 APi Group DE, Inc.*
4.750%, 10/15/29 62,928
21,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 22,019
87,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 87,893
Clear Channel Outdoor Holdings,
Inc.*
31,000 7.875%, 04/01/30 32,638
31,000 7.500%, 03/15/33 32,962
CSC Holdings LLC*
200,000 4.625%, 12/01/30 74,730
220,000 4.500%, 11/15/31 133,221
21,000 Directv Financing LLC*
8.875%, 02/01/30 21,291
Directv Financing LLC/Directv
Financing Co-Obligor, Inc.*
10,000 10.000%, 02/15/31 10,307
21,000 5.875%, 08/15/27 21,119
27,000 EW Scripps Co.*
9.875%, 08/15/30 26,905
89,000 Frontier California, Inc. Series F
6.750%, 05/15/27 91,291
15,000 Frontier Communications Holdings
LLC*
8.750%, 05/15/30 15,474
93,000 Frontier Florida LLC Series E
6.860%, 02/01/28 96,363
86,000 Frontier North, Inc. Series G
6.730%, 02/15/28 88,626
PRINCIPAL
AMOUNT a a VALUE a
55,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 $ 52,342
Gray Media, Inc.*
27,000 7.250%, 08/15/33^ 27,658
27,000 5.375%, 11/15/31 20,082
41,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 38,835
15,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 15,552
Lumen Technologies, Inc.
42,875 10.000%, 10/15/32* 42,875
34,000 Series P, 7.600%, 09/15/39 33,598
55,000 Paramount Global
4.900%, 08/15/44 39,179
Rogers Communications, Inc.‡
52,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 54,598
37,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 38,348
Scripps Escrow II, Inc.*
15,000 5.375%, 01/15/31 11,197
28,000 3.875%, 01/15/29^ 25,907
27,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 27,944
Sirius XM Radio LLC*
43,000 5.500%, 07/01/29 43,233
76,000 3.875%, 09/01/31^ 69,490
31,000 3.125%, 09/01/26 30,824
27,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 27,602
Time Warner Cable LLC
21,000 7.300%, 07/01/38 22,368
27,000 6.550%, 05/01/37 27,349
23,000 T-Mobile USA, Inc.^
6.700%, 12/15/33 25,689
Univision Communications, Inc.*
27,000 8.500%, 07/31/31 28,200
29,000 8.000%, 08/15/28 29,952
50,000 Versant Media Group, Inc.*
7.250%, 01/30/31 51,271
Warnermedia Holdings, Inc.
28,000 5.050%, 03/15/42 19,827
13,000 4.279%, 03/15/32 11,447
1,713,645
Communications (0.2%)
55,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*^
4.250%, 01/15/34 46,495
Consumer Discretionary (15.4%)
83,000 Adams Homes, Inc.*
9.250%, 10/15/28 86,704
Adient Global Holdings Ltd.*
46,000 8.250%, 04/15/31 48,233
1,000 7.500%, 02/15/33 1,040
Advance Auto Parts, Inc.*
15,000 7.375%, 08/01/33 15,214

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
24,000 7.000%, 08/01/30 $ 24,394
American Axle & Manufacturing,
Inc.*
41,000 7.750%, 10/15/33 42,188
55,000 6.375%, 10/15/32 56,176
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
28,000 6.875%, 08/01/33 28,265
51,000 4.625%, 08/01/29 48,905
Bath & Body Works, Inc.
27,000 6.875%, 11/01/35 27,336
76,000 6.694%, 01/15/27 77,190
40,000 6.625%, 10/01/30* 40,968
Caesars Entertainment, Inc.*
32,000 6.500%, 02/15/32 32,764
48,000 6.000%, 10/15/32^ 46,717
38,000 4.625%, 10/15/29^ 36,499
Carnival Corp.*
55,000 6.125%, 02/15/33 56,614
27,000 4.000%, 08/01/28 26,742
CCO Holdings LLC/CCO Holdings
Capital Corp.*
68,000 6.375%, 09/01/29 68,763
35,000 5.125%, 05/01/27 35,060
58,000 4.750%, 03/01/30 55,507
29,000 4.750%, 02/01/32^ 26,524
31,000 4.500%, 08/15/30 29,200
58,000 4.250%, 02/01/31 53,166
55,000 Century Communities, Inc.*
6.625%, 09/15/33 55,772
Churchill Downs, Inc.*
31,000 6.750%, 05/01/31 31,992
29,000 5.750%, 04/01/30 29,185
31,000 Dana, Inc.
4.500%, 02/15/32 29,460
DISH DBS Corp.
22,000 7.375%, 07/01/28 21,142
29,000 5.125%, 06/01/29 25,696
54,000 DISH Network Corp.*
11.750%, 11/15/27 55,893
215,000 Ford Motor Co.
6.100%, 08/19/32 223,781
27,000 General Motors Co.
5.200%, 04/01/45 24,391
goeasy Ltd.*
51,000 7.625%, 07/01/29 50,561
55,000 6.875%, 02/15/31 51,744
Goodyear Tire & Rubber Co.
86,000 5.625%, 04/30/33^ 82,164
31,000 5.250%, 07/15/31 29,565
Group 1 Automotive, Inc.*
34,000 6.375%, 01/15/30 34,957
25,000 4.000%, 08/15/28 24,504
58,544 Guitar Center, Inc.‡
12.000%, 08/19/32 17,563
15,121 JetBlue Pass-Through Trust Series
2019-1, Class B
8.000%, 05/15/29 15,209
PRINCIPAL
AMOUNT a a VALUE a
29,000 Kohl's Corp.
5.550%, 07/17/45 $ 19,690
58,000 Liberty Interactive LLC
8.250%, 02/01/30 4,005
110,000 Life Time, Inc.*
6.000%, 11/15/31 112,822
67,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 67,994
61,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 63,709
27,000 Lithia Motors, Inc.*
5.500%, 10/01/30 27,209
23,000 M/I Homes, Inc.
3.950%, 02/15/30 22,143
Macy's Retail Holdings LLC
43,000 6.700%, 07/15/34* 41,799
71,000 4.300%, 02/15/43 51,387
111,000 MGM Resorts International^
6.500%, 04/15/32 113,692
61,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 59,944
NCL Corp. Ltd.*
28,000 6.750%, 02/01/32 28,720
31,000 6.250%, 09/15/33^ 31,200
27,000 5.875%, 01/15/31 27,090
Newell Brands, Inc.
28,000 8.500%, 06/01/28* 29,390
28,000 6.625%, 05/15/32^ 27,467
18,000 6.375%, 05/15/30^ 17,823
55,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 54,917
Patrick Industries, Inc.*
27,000 6.375%, 11/01/32 27,662
50,000 4.750%, 05/01/29 49,534
61,000 Penn Entertainment, Inc.*^
4.125%, 07/01/29 56,687
52,000 Premier Entertainment Sub LLC/
Premier Entertainment Finance
Corp.*^
5.625%, 09/01/29 38,477
27,000 QVC, Inc.^
5.450%, 08/15/34 10,568
9,116 Rite Aid Corp.
0.000%, 08/30/34 —
55,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 56,027
55,000 Rivers Enterprise Lender LLC/Rivers
Enterprise Lender Corp.*
6.250%, 10/15/30 55,862
29,750 Saks Global Enterprises LLC*@
0.000%, 12/15/29 78
12,977 SGUS LLC*@
0.000%, 12/15/29 421
46,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 44,418

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
83,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 $ 81,998
46,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 44,200
28,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 28,581
39,000 Sonic Automotive, Inc.*^
4.625%, 11/15/29 38,336
41,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 40,964
46,000 Staples, Inc.*
10.750%, 09/01/29 45,239
70,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 66,018
61,000 STL Holding Co. LLC*
8.750%, 02/15/29 64,270
22,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 22,594
7,000 United Airlines Holdings, Inc.††
5.375%, 03/01/31 7,074
16,000 Viking Cruises Ltd.*
9.125%, 07/15/31 17,069
28,000 Voyager Parent LLC*
9.250%, 07/01/32 29,790
55,000 Whirlpool Corp.^
6.500%, 06/15/33 54,294
27,000 William Carter Co.*^
7.375%, 02/15/31 27,945
3,476,855
Consumer Staples (4.6%)
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
46,000 5.875%, 02/15/28 46,096
95,000 4.625%, 01/15/27 95,011
56,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 57,645
Brink's Co.*
31,000 6.750%, 06/15/32 32,301
31,000 6.500%, 06/15/29 32,011
66,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 62,390
60,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 59,311
68,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 65,281
Energizer Holdings, Inc.*
27,000 6.000%, 09/15/33^ 25,953
55,000 4.375%, 03/31/29 52,865
MPH Acquisition Holdings LLC*
48,688 6.750%, 03/31/31 41,611
24,442 5.750%, 12/31/30 20,995
PRINCIPAL
AMOUNT a a VALUE a
63,000 New Albertsons LP
7.750%, 06/15/26 $ 63,711
Performance Food Group, Inc.*
15,000 6.125%, 09/15/32 15,436
59,000 4.250%, 08/01/29 57,813
46,000 Pilgrim's Pride Corp.
4.250%, 04/15/31 44,869
Post Holdings, Inc.*
49,000 6.375%, 03/01/33 49,436
61,000 6.250%, 02/15/32 62,729
55,000 Prestige Brands, Inc.*
3.750%, 04/01/31 51,533
68,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 70,841
33,000 United Rentals North America, Inc.*
5.375%, 11/15/33 32,994
1,040,832
Energy (11.1%)
41,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 40,988
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
55,000 6.625%, 10/15/32 57,089
28,000 6.625%, 07/15/33 29,007
Buckeye Partners LP
22,000 6.875%, 07/01/29* 22,907
45,000 6.750%, 02/01/30* 47,156
31,000 5.850%, 11/15/43 29,023
43,000 Continental Resources, Inc.
4.900%, 06/01/44 34,808
45,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 43,533
Enbridge, Inc.‡
42,000 7.375%, 03/15/55^ , 5 yr. CMT
+ 3.122% 44,623
27,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 28,767
Energy Transfer LP‡
55,000 7.133%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 55,178
27,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 27,904
43,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 43,213
Genesis
Energy
LP/Genesis Energy
Finance Corp.
43,000 8.875%, 04/15/30 45,281
27,000 8.000%, 05/15/33 28,210
55,000 Gulfport Energy Operating Corp.*
6.750%, 09/01/29 56,809
61,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 64,495
55,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 57,180
56,000 Matador Resources Co.*
6.500%, 04/15/32 57,060

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
80,000 Nabors Industries, Inc.*
7.625%, 11/15/32 $ 81,537
43,000 New Fortress Energy, Inc.*
6.500%, 09/30/26 3,932
59,000 Oceaneering International, Inc.
6.000%, 02/01/28 60,049
38,000 ONEOK, Inc.*
6.500%, 09/01/30 40,785
52,000 Permian Resources Operating LLC*
7.000%, 01/15/32 54,495
27,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 26,891
61,000 Plains All American Pipeline LP
Series B‡
8.223%, 03/01/26 , 3 mo. USD
Term SOFR + 4.372% 61,044
28,000 SM Energy Co.*
9.625%, 06/15/33 30,644
61,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 63,508
83,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 86,804
Sunoco LP*
43,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 44,390
83,000 6.625%, 08/15/32 85,668
55,000 6.250%, 07/01/33 56,611
55,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 56,012
86,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 85,212
Transocean International Ltd.*
86,000 8.500%, 05/15/31^ 87,585
42,000 7.875%, 10/15/32 44,355
Venture Global Calcasieu Pass LLC*
16,000 4.125%, 08/15/31 14,777
16,000 3.875%, 08/15/29 15,211
Venture Global LNG, Inc.*
27,000 9.875%, 02/01/32^ 28,594
27,000 9.500%, 02/01/29 28,778
131,000 9.000%, 09/30/29^‡ , 5 yr. CMT
+ 5.440% 115,467
74,000 8.375%, 06/01/31 75,742
46,000 8.125%, 06/01/28 47,135
29,000 7.000%, 01/15/30^ 29,194
Venture Global Plaquemines LNG
LLC*
55,000 6.500%, 01/15/34 57,158
40,000 6.500%, 06/15/34 41,474
15,000 6.125%, 12/15/30 15,454
55,000 VOC Escrow Ltd.*
5.000%, 02/15/28 54,960
56,000 WBI Operating LLC*
6.500%, 10/15/33 56,561
PRINCIPAL
AMOUNT a a VALUE a
55,000 Weatherford International Ltd.*
6.750%, 10/15/33 $ 56,999
76,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 77,202
2,497,459
Financials (11.0%)
46,000 Acrisure LLC/Acrisure Finance, Inc.*
8.250%, 02/01/29 47,758
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
55,000 7.375%, 10/01/32 57,020
55,000 6.500%, 10/01/31 56,621
Ally Financial, Inc.‡
78,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 77,666
27,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 25,921
58,000 AmWINS Group, Inc.*
4.875%, 06/30/29 57,243
27,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 27,541
30,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.375%, 02/01/34 30,352
55,000 Azorra Finance Ltd.*
7.250%, 01/15/31 57,654
61,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 62,997
55,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 59,042
Brandywine Operating Partnership
LP
31,000 8.875%, 04/12/29 33,324
56,000 6.125%, 01/15/31 54,307
69,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 70,896
92,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 91,634
45,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 44,425
27,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 27,607
55,000 Corebridge Financial, Inc.‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 56,030
Credit Acceptance Corp.*
43,000 9.250%, 12/15/28 45,086
7,000 6.625%, 03/15/30 7,035
55,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 55,875

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
55,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 $ 58,637
27,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 28,208
First Citizens BancShares, Inc.‡
16,000 Series B, 7.957%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 16,342
43,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 43,955
GGAM Finance Ltd.*
68,000 8.000%, 02/15/27 69,109
27,000 5.875%, 03/15/30 27,482
HUB International Ltd.*
46,000 7.375%, 01/31/32 48,224
45,000 5.625%, 12/01/29 44,997
27,000 Huntington Bancshares, Inc. Series
K‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 27,050
66,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 70,156
43,000 MetLife, Inc.
6.400%, 12/15/36 45,175
31,000 Newmark Group, Inc.
7.500%, 01/12/29 33,123
OneMain Finance Corp.
27,000 6.750%, 03/15/32 27,619
55,000 6.750%, 09/15/33 55,729
27,000 6.500%, 03/15/33 27,164
30,000 Osaic Holdings, Inc. Series JAN*
8.000%, 08/01/33 31,151
55,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 56,699
70,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 73,466
58,000 RHP Hotel Properties LP/RHP
Finance Corp.*
6.500%, 04/01/32 60,076
Rocket Cos., Inc.*
42,000 6.375%, 08/01/33 43,657
27,000 6.125%, 08/01/30 27,688
56,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 52,560
58,000 Service Properties Trust
8.375%, 06/15/29 58,751
55,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 56,581
15,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 15,494
77,000 StoneX Group, Inc.*
7.875%, 03/01/31 81,963
PRINCIPAL
AMOUNT a a VALUE a
55,000 TrueNoord Capital DAC*
8.750%, 03/01/30 $ 58,159
61,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 60,327
31,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 30,194
27,000 UWM Holdings LLC*
6.250%, 03/15/31 26,846
31,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 32,501
55,000 XHR LP*
6.625%, 05/15/30 56,918
2,492,035
Health Care (4.7%)
85,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 84,022
CHS/Community Health Systems,
Inc.*
36,000 10.875%, 01/15/32 38,861
30,000 6.875%, 04/15/29 27,623
105,000 6.125%, 04/01/30^ 86,723
8,000 5.250%, 05/15/30 7,546
DaVita, Inc.*
55,000 6.875%, 09/01/32 56,624
61,000 4.625%, 06/01/30 58,807
61,000 3.750%, 02/15/31 56,091
Embecta Corp.*
15,000 6.750%, 02/15/30 14,596
45,000 5.000%, 02/15/30^ 42,186
Encompass Health Corp.
27,000 4.750%, 02/01/30 26,884
27,000 4.500%, 02/01/28 26,889
17,000 IQVIA, Inc.*
6.250%, 06/01/32 17,699
Medline Borrower LP*
83,000 5.250%, 10/01/29 83,173
68,000 3.875%, 04/01/29 66,581
200,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 181,770
Tenet Healthcare Corp.
74,000 6.875%, 11/15/31 81,097
33,000 5.500%, 11/15/32* 33,365
55,000 Teva Pharmaceutical Finance Co.
LLC
6.150%, 02/01/36 57,954
1,048,491
Industrials (7.7%)
68,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 70,429
61,000 ACCO Brands Corp.*^
4.250%, 03/15/29 56,531
Arcosa, Inc.*
28,000 6.875%, 08/15/32 29,546
30,000 4.375%, 04/15/29 29,479

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Bombardier, Inc.*
31,000 8.750%, 11/15/30 $ 33,215
19,000 7.250%, 07/01/31 20,199
24,000 7.000%, 06/01/32 25,241
16,000 6.750%, 06/15/33 16,830
53,000 BWX Technologies, Inc.*
4.125%, 04/15/29 52,040
86,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 89,157
15,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 15,087
13,750 Delta Air Lines, Inc./SkyMiles IP
Ltd.*
4.750%, 10/20/28 13,856
Deluxe Corp.*
16,000 8.125%, 09/15/29 16,817
77,000 8.000%, 06/01/29 78,370
EnerSys*
27,000 6.625%, 01/15/32 27,993
27,000 4.375%, 12/15/27 26,881
EquipmentShare.com, Inc.*
40,000 8.625%, 05/15/32 42,787
21,000 8.000%, 03/15/33 22,169
Graphic Packaging International
LLC*
37,000 4.750%, 07/15/27 36,964
27,000 3.500%, 03/01/29 25,793
66,000 Great Lakes Dredge & Dock Corp.*
5.250%, 06/01/29 65,010
Herc Holdings, Inc.*
27,000 7.250%, 06/15/33 28,594
27,000 7.000%, 06/15/30 28,349
31,000 6.625%, 06/15/29 32,100
46,000 JELD-WEN, Inc.*^
7.000%, 09/01/32 29,136
89,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 88,566
55,000 Miter Brands Acquisition Holdco,
Inc./MIWD Borrower LLC*
6.750%, 04/01/32 56,604
37,000 Moog, Inc.*
4.250%, 12/15/27 36,837
58,000 Novelis Corp.*
4.750%, 01/30/30 56,277
110,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 114,123
Sealed Air Corp.*
16,000 6.500%, 07/15/32 16,638
15,000 5.000%, 04/15/29 15,111
Sealed Air Corp./Sealed Air Corp.
U.S.*
16,000 7.250%, 02/15/31 16,693
48,000 6.125%, 02/01/28 48,779
52,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 48,812
Standard Building Solutions, Inc.*
16,000 6.500%, 08/15/32 16,515
42,000 6.250%, 08/01/33 42,947
PRINCIPAL
AMOUNT a a VALUE a
55,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 $ 58,140
TransDigm, Inc.*
21,000 7.125%, 12/01/31 22,028
58,000 6.875%, 12/15/30 60,448
15,000 6.625%, 03/01/32 15,552
12,036 United Airlines Pass-Through Trust
Series 2019-2, Class B
3.500%, 05/01/28 11,747
43,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 44,412
Williams Scotsman, Inc.*
21,000 6.625%, 06/15/29 21,726
34,000 4.625%, 08/15/28 33,905
1,738,433
Information Technology (3.3%)
Block, Inc.*
15,000 6.000%, 08/15/33 15,325
27,000 5.625%, 08/15/30 27,503
28,000 CACI International, Inc.*
6.375%, 06/15/33 29,116
45,000 Cloud Software Group, Inc.*^
6.625%, 08/15/33 43,178
34,000 Coherent Corp.*
5.000%, 12/15/29 33,902
Fair Isaac Corp.*
21,000 6.000%, 05/15/33 21,394
29,000 4.000%, 06/15/28 28,538
61,000 KBR, Inc.*
4.750%, 09/30/28 60,302
42,000 ON Semiconductor Corp.*
3.875%, 09/01/28 41,164
27,000 Open Text Corp.*
6.900%, 12/01/27 27,896
Open Text Holdings, Inc.*
16,000 4.125%, 02/15/30 14,880
35,000 4.125%, 12/01/31 31,481
74,000 TTM Technologies, Inc.*
4.000%, 03/01/29 71,941
Twilio, Inc.
15,000 3.875%, 03/15/31 14,193
40,000 3.625%, 03/15/29 38,400
68,000 UKG, Inc.*
6.875%, 02/01/31 68,033
77,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 73,531
61,000 Zebra Technologies Corp.*
6.500%, 06/01/32 62,964
46,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 42,069
745,810
Materials (4.3%)
55,000 Avient Corp.*
6.250%, 11/01/31 56,574
55,000 Capstone Copper Corp.*
6.750%, 03/31/33 57,102

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Celanese U.S. Holdings LLC
27,000 7.379%, 07/15/32 $ 28,204
27,000 7.375%, 02/15/34^ 27,516
55,000 Century Aluminum Co.*
6.875%, 08/01/32 57,034
50,000 Chemours Co.*^
8.000%, 01/15/33 50,167
105,000 Clearwater Paper Corp.*
4.750%, 08/15/28 99,813
98,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 79,019
55,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 57,445
46,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 46,433
61,000 Knife River Corp.*
7.750%, 05/01/31 63,635
Mercer International, Inc.
26,000 12.875%, 10/01/28*^ 19,099
56,000 5.125%, 02/01/29 34,822
55,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 56,830
61,000 Silgan Holdings, Inc.
4.125%, 02/01/28 60,490
55,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 55,324
55,000 Terex Corp.*
6.250%, 10/15/32 56,378
22,940 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*
7.625%, 05/03/29 587
WR Grace Holdings LLC*
15,000 7.000%, 08/01/33 15,032
55,000 6.625%, 08/15/32 54,765
976,269
Other (2.8%)
43,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.000%, 12/31/32 44,978
23,812 Claritev Corp. Series B*
6.750%, 03/31/31 18,724
55,000 DBR Land Holdings LLC*
6.250%, 12/01/30 56,382
EchoStar Corp.
100,025 10.750%, 11/30/29 109,724
56,890 6.750%, 11/30/30 57,892
55,000 Enerflex, Inc.*
6.875%, 01/15/31 56,921
27,000 Gen Digital, Inc.*
6.750%, 09/30/27 27,273
11,000 Graham Holdings Co.*
5.625%, 12/01/33 11,101
55,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 57,631
PRINCIPAL
AMOUNT a a VALUE a
46,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 $ 47,969
55,000 New Gold, Inc.*
6.875%, 04/01/32 58,529
27,000 Reinsurance Group of America,
Inc.^‡
6.650%, 09/15/55 , 5 yr. CMT +
2.392% 27,882
55,000 SM Energy Co.*
7.000%, 08/01/32 55,174
11,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 11,489
641,669
Real Estate (0.5%)
28,000 Forestar Group, Inc.*
6.500%, 03/15/33 28,685
40,000 Global Net Lease, Inc.*
4.500%, 09/30/28 39,190
43,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 41,904
109,779
Special Purpose Acquisition Companies (0.6%)
16,000 Clydesdale Acquisition Holdings,
Inc.*
6.750%, 04/15/32 16,146
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
86,000 6.750%, 01/15/30^ 81,325
28,000 4.625%, 01/15/29 27,115
124,586
Utilities (1.4%)
30,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 30,813
27,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 27,786
61,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 63,810
46,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 48,162
43,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 44,234
45,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 46,893
21,000 PPL Capital Funding, Inc. Series A‡
6.612%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 20,822

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
PRINCIPAL
AMOUNT a a VALUE a
Vistra Corp.*‡
16,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% $ 16,312
27,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 27,415
326,247
TOTAL CORPORATE BONDS
(Cost $17,347,444)
17,239,559
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (0.7%)
Communication Services (0.1%)
1,699 Audacy, Inc.# 8,495
1,273 Cumulus Media, Inc. - Class A# 102
2,040 Optimum Communications, Inc. -
Class A#^ 3,121
11,718
Consumer Discretionary (0.0%)
134 Rite Aid Corp.# 134
Energy (0.6%)
385 Cheniere Energy Partners LP 21,710
3,375 Energy Transfer LP 62,269
1,670 Enterprise Products Partners LP 55,427
660 EP Energy Corp.# 1,073
140,479
Industrials (0.0%)
1,000 Ardagh Holdings SA# 7,853
TOTAL COMMON STOCKS
(Cost $215,927)
160,184
PREFERRED STOCK (0.2%)
Communication Services (0.2%)
1,652
Qwest Corp.^
6.500%, 09/01/56
(Cost $27,735) 31,652
WARRANTS (0.0%)#
Communication Services (0.0%)
297 Audacy Capital Corp.
09/30/28, Strike $1.00 —
49 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
4,455 Mcdermott International Ltd.
06/30/27, Strike $12.33 —
NUMBER OF
SHARES b b VALUE b
4,950 Mcdermott International Ltd.
06/30/27, Strike $15.98 $ 1
1
TOTAL WARRANTS
(Cost $1,910)
1
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (8.0%)
1,815,182
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $1,815,182) $ 1,815,182
TOTAL INVESTMENTS (100.8%)
(Cost $23,097,612)
22,728,536
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-8.0%) (1,815,182)
OTHER ASSETS, LESS LIABILITIES (7.2%)
1,642,954
NET ASSETS (100.0%) $ 22,556,308
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at January 31,
2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
^ Security, or portion of security, is on loan.
@ In default status and considered non-income producing.
†† When-issued security.
# Non-income producing security.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
ABBREVIATION
SOFR Secured Overnight Financing Rate

Calamos High Income Opportunities Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 97,789 $ — $ 97,789
Bank Loans 52 — 3,384,169 — 3,384,169
Corporate Bonds 389 — 17,239,559 — 17,239,559
Common Stocks 9 160,184 — — 160,184
Preferred Stock 1 31,652 — — 31,652
Warrants 4 1 — — 1
Investment of Cash Collateral for Securities Loaned 1 — 1,815,182 — 1,815,182
Total $ 191,837 $ 22,536,699 $ — $ 22,728,536

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITIES (21.5%)
Communication Services (0.2%)
1,000,000
T-Mobile U.S. Trust
Series 2024-2A, Class A*
4.250%, 05/21/29 $ 1,004,848
Consumer Discretionary (1.7%)
1,500,000
Avis Budget Rental Car Funding
AESOP LLC
Series 2023-3A, Class A*
5.440%, 02/22/28 1,517,260
2,000,000
BMW Vehicle Lease Trust
Series 2024-2, Class A3
4.180%, 10/25/27 2,005,052
1,000,000
CCG Receivables Trust
Series 2023-1, Class B*
5.990%, 09/16/30 1,009,424
1,000,000
CCG Receivables Trust
Series 2023-1, Class C*
6.280%, 09/16/30 1,011,793
690,312
Octane Receivables Trust
Series 2024-2A, Class A2*
5.800%, 07/20/32 696,629
668,619
Octane Receivables Trust
Series 2023-1A, Class B*
5.960%, 07/20/29 670,597
6,910,755
Financials (8.9%)
500,000
American Express Credit Account
Master Trust
Series 2023-2, Class A
4.800%, 05/15/30 511,055
2,000,000
American Express Credit Account
Master Trust
Series 2024-2, Class A
5.240%, 04/15/31 2,082,144
2,000,000
American Heritage Auto
Receivables Issuer Trust
Series 2025-1A, Class A3*
4.400%, 11/15/30 2,012,582
40,921
Amur Equipment Finance
Receivables XI LLC
Series 2022-2A, Class A2*
5.300%, 06/21/28 40,981
1,104,872
Amur Equipment Finance
Receivables XIII LLC
Series 2024-1A, Class A2*
5.380%, 01/21/31 1,115,588
1,126,000
Bank of America Auto Trust
Series 2023-2A, Class A4*
5.660%, 11/15/29 1,145,982
31,734
Capital One Prime Auto Receivables
Trust
Series 2022-1, Class A3
3.170%, 04/15/27 31,722
860,666
CLI Funding VI LLC
Series 2020-3A, Class A*
2.070%, 10/18/45 814,372
PRINCIPAL
AMOUNT a a VALUE a
2,400,000
CNH Equipment Trust
Series 2024-B, Class A3
5.190%, 09/17/29 $ 2,422,421
421,935
Commonbond Student Loan Trust
Series 2021-BGS, Class A*
1.170%, 09/25/51 370,005
268,296
Commonbond Student Loan Trust
Series 2019-AGS, Class A1*
2.540%, 01/25/47 250,108
202,767
Commonbond Student Loan Trust
Series 2017-BGS, Class A1*
2.680%, 09/25/42 191,778
72,035
Commonbond Student Loan Trust
Series 2018-CGS, Class A1*
3.870%, 02/25/46 70,258
2,000,000
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A*
5.680%, 03/15/34 2,015,447
1,000,000
Dell Equipment Finance Trust
Series 2025-2, Class B*
4.340%, 03/24/31 1,000,874
1,000,000
Dell Equipment Finance Trust
Series 2024-2, Class B*
4.820%, 08/22/30 1,007,449
556,801
ELFI Graduate Loan Program LLC
Series 2021-A, Class A*
1.530%, 12/26/46 502,938
792,638
ELFI Graduate Loan Program LLC
Series 2022-A, Class A*
4.510%, 08/26/47 784,926
35,303
Enterprise Fleet Financing LLC
Series 2022-4, Class A2*
5.760%, 10/22/29 35,396
1,500,000
Enterprise Fleet Financing LLC
Series 2024-2, Class A3*
5.610%, 04/20/28 1,524,407
702,452
Kubota Credit Owner Trust
Series 2023-2A, Class A3*
5.280%, 01/18/28 707,286
1,877,544
MMAF Equipment Finance LLC
Series 2023-A, Class A3*
5.540%, 12/13/29 1,900,419
726,937
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2*
2.120%, 01/15/69 699,660
51,783
Oscar U.S. Funding XII LLC
Series 2021-1A, Class A4*
1.000%, 04/10/28 51,693
1,000,000
Oscar U.S. Funding XVII LLC
Series 2024-2A, Class A3*
4.470%, 03/12/29 1,005,310
2,000,000
PenFed Auto Receivables Owner
Trust
Series 2025-A, Class A3*
4.030%, 07/15/30 2,004,878
759,488
Porsche Financial Auto
Securitization Trust
Series 2023-2A, Class A3*

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
5.790%, 01/22/29 $ 765,562
792,000
Progress Residential Trust
Series 2021-SFR5, Class B*
1.658%, 07/17/38 782,775
2,000,000
SCCU Auto Receivables Trust
Series 2023-1A, Class B*
6.080%, 11/15/29 2,053,601
2,160,000
SoFi Consumer Loan Program Trust
Series 2025-1, Class B*
5.120%, 02/27/34 2,191,406
205,384
SoFi Professional Loan Program LLC
Series 2018-D, Class A2FX*
3.600%, 02/25/48 204,502
663,825
SoFi Professional Loan Program LLC
Series 2020-C, Class AFX*
1.950%, 02/15/46 632,534
2,000,000
Tesla Auto Lease Trust
Series 2024-B, Class A3*
4.820%, 10/20/27 2,007,702
2,000,000
Toyota Auto Loan Extended Note
Trust
Series 2023-1A, Class A*
4.930%, 06/25/36 2,045,048
1,000,000
Volvo Financial Equipment LLC
Series 2024-1A, Class A3*
4.290%, 10/16/28 1,005,010
1,090,000
Volvo Financial Equipment LLC
Series 2024-1A, Class A4*
4.290%, 07/15/31 1,096,742
37,084,561
Other (10.7%)
2,000,000
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2*
1.937%, 08/15/46 1,970,961
3,000,000
Alloya Auto Receivables Trust
Series 2025-1A, Class A3*
4.690%, 12/26/28 3,011,024
1,962,806
Ansley Park Capital LLC
Series 2025-A, Class A2*
4.430%, 04/20/35 1,974,012
2,000,000
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1*
5.250%, 02/25/49 2,009,665
2,000,000
CyrusOne Data Centers Issuer I LLC
Series 2023-2A, Class A2*
5.560%, 11/20/48 2,020,767
2,000,000
DataBank Issuer II LLC
Series 2025-1A, Class A2*
5.180%, 09/27/55 1,968,392
2,000,000
DLLAA LLC
Series 2025-1A, Class A3*
4.950%, 09/20/29 2,034,149
1,016,483
DLLAD LLC
Series 2023-1A, Class A3*
4.790%, 01/20/28 1,020,536
1,458,750
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I*
2.662%, 04/25/51 1,389,577
PRINCIPAL
AMOUNT a a VALUE a
2,000,000
Ford Credit Auto Owner Trust
Series 2024-1, Class A***
4.870%, 08/15/36 $ 2,048,641
1,000,000
Ford Credit Floorplan Master Owner
Trust A
Series 2025-1, Class B
4.840%, 04/15/30 1,012,835
2,000,000
GMF Floorplan Owner Revolving
Trust
Series 2024-4A, Class A1*
4.730%, 11/15/29 2,029,073
2,000,000
GreatAmerica Leasing Receivables
Funding LLC
Series 2025-1, Class A3*
4.490%, 04/16/29 2,020,672
1,000,000
HPEFS Equipment Trust
Series 2024-1A, Class B*
5.180%, 05/20/31 1,003,384
1,000,000
HPEFS Equipment Trust
Series 2024-1A, Class D*
5.820%, 11/20/31 1,010,962
384,168
Kubota Credit Owner Trust
Series 2023-1A, Class A3*
5.020%, 06/15/27 385,327
1,500,000
NextGear Floorplan Master Owner
Trust
Series 2023-1A, Class A2*
5.740%, 03/15/28 1,503,064
507,399
NMEF Funding LLC
Series 2024-A, Class A2*
5.150%, 12/15/31 510,841
1,895,774
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2*
4.940%, 10/20/28 1,909,143
470,814
Post Road Equipment Finance LLC
Series 2024-1A, Class A2*
5.590%, 11/15/29 472,626
850,000
Post Road Equipment Finance LLC
Series 2024-1A, Class B*
5.580%, 10/15/30 855,479
1,900,000
SCF Equipment Leasing LLC
Series 2025-2A, Class A3*
4.330%, 06/20/36 1,902,453
482,791
SCF Equipment Leasing LLC
Series 2023-1A, Class A3*
6.170%, 05/20/32 487,334
985,417
SVC ABS LLC
Series 2023-1A, Class A*
5.150%, 02/20/53 977,488
1,826,893
USAA Auto Owner Trust
Series 2024-A, Class A3*
5.030%, 03/15/29 1,841,143
1,000,000
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2*
2.165%, 10/15/46 982,228
1,000,000
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2*
5.100%, 09/15/54 996,947

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
535,329
Veridian Auto Receivables Trust
Series 2023-1A, Class A3*
5.560%, 03/15/28 $ 536,638
1,000,000
Verizon Master Trust
Series 2023-6, Class A*
5.350%, 09/22/31 1,035,152
1,500,000
Veros Auto Receivables Trust
Series 2026-1, Class A*
4.530%, 08/15/28 1,500,092
2,000,000
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1*
4.410%, 05/18/40 2,015,537
12,153
World Omni Auto Receivables Trust
Series 2022-B, Class A3
3.250%, 07/15/27 12,149
44,448,291
TOTAL ASSET BACKED
SECURITIES
(Cost $89,052,571)
89,448,455
BANK LOANS (8.5%)i
Communication Services (0.5%)
855,764
APi Group DE, Inc.‡
2025 Term Loan,
5.422%, 01/03/29 1 mo. USD
Term SOFR + 1.750% 858,883
495,000
Charter Communications Operating
LLC‡
2024 Term Loan B5,
5.911%, 12/15/31 3 mo. USD
Term SOFR + 2.250% 494,945
60,852
DirecTV Financing LLC‡
Term Loan,
8.928%, 08/02/27 3 mo. USD
Term SOFR + 5.000% 61,026
500,000
TripAdvisor, Inc.‡
Term Loan,
6.422%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 487,033
1,901,887
Consumer Discretionary (1.8%)
1,026,388
Adient U.S. LLC‡
2024 Term Loan B2,
5.672%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 1,026,789
663,704
American Axle & Manufacturing,
Inc.‡
2022 Term Loan B,
6.674%, 12/13/29 1 mo. USD
Term SOFR + 3.000% 665,987
296,296
American Axle & Manufacturing,
Inc.‡
2022 Term Loan B,
7.060%, 12/13/29 6 mo. USD
Term SOFR + 3.000% 297,316
497,361
Aramark Services, Inc.‡
2025 Term Loan,
5.422%, 06/22/30 1 mo. USD
Term SOFR + 1.750% 499,165
PRINCIPAL
AMOUNT a a VALUE a
990,025
Life Time Fitness, Inc.‡
2025 Term Loan,
5.688%, 11/05/31 1 mo. USD
Term SOFR + 2.000% $ 995,079
985,031
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.671%, 04/16/29 1 mo. USD
Term SOFR + 2.000% 985,031
1,147,125
Murphy USA, Inc.‡
Term Loan B,
5.450%, 04/07/32 1 mo. USD
Term SOFR + 1.750% 1,159,314
989,975
Raising Cane's Restaurants LLC‡
2024 Term Loan B,
5.672%, 09/18/31 1 mo. USD
Term SOFR + 2.000% 988,945
985,000
Six Flags Entertainment Corp.‡
2024 Term Loan B,
5.672%, 05/01/31 1 mo. USD
Term SOFR + 2.000% 976,179
7,593,805
Consumer Staples (0.8%)
995,000
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.172%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 995,000
498,747
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.422%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 503,111
890,349
Energizer Holdings, Inc.‡
2025 Term Loan B,
5.671%, 03/19/32 1 mo. USD
Term SOFR + 2.000% 890,349
1,000,000
Genmab AS‡
Term Loan B,
6.733%, 12/13/32 3 mo. USD
Term SOFR + 3.000% 1,004,910
3,393,370
Energy (0.2%)
977,416
Par Petroleum LLC‡
2025 Term Loan B,
6.955%, 02/28/30 3 mo. USD
Term SOFR + 3.250% 980,876
Financials (0.9%)
1,000,000
Blackstone Mortgage Trust, Inc.!
2025 Term Loan B,
0.000%, 12/20/32 1,000,005
982,333
Iron Mountain, Inc.‡
2023 Term Loan B,
5.672%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 975,884
617,063
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.922%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 619,546

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
997,500
Starwood Property Trust, Inc.‡
2025 Term Loan B,
5.922%, 09/24/32 1 mo. USD
Term SOFR + 2.250% $ 1,002,487
3,597,922
Health Care (0.6%)
952,937
DaVita, Inc.‡
2025 Term Loan B,
5.422%, 05/09/31 1 mo. USD
Term SOFR + 1.750% 954,195
541,724
Elanco Animal Health, Inc.‡
2025 Term Loan B,
5.450%, 10/31/32 1 mo. USD
Term SOFR + 1.750% 542,469
985,062
Medline Borrower LP‡
2025 Term Loan B,
5.422%, 10/23/28 1 mo. USD
Term SOFR + 1.750% 988,574
2,485,238
Industrials (0.9%)
992,500
Novelis Corp.‡
2025 Term Loan B,
5.422%, 03/11/32 3 mo. USD
Term SOFR + 1.750% 994,152
992,500
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.922%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 993,557
1,000,000
Stonepeak Nile Parent LLC‡
2025 Term Loan B,
5.917%, 04/09/32 3 mo. USD
Term SOFR + 2.250% 1,000,210
977,687
Vertiv Group Corp.‡
2025 Term Loan,
5.450%, 08/12/32 1 mo. USD
Term SOFR + 1.750% 981,969
3,969,888
Information Technology (1.1%)
482,143
Coherent Corp.‡
2025 Term Loan B2,
5.422%, 07/02/29 1 mo. USD
Term SOFR + 1.750% 484,554
982,500
KBR, Inc.‡
2024 1st Lien Term Loan B,
5.672%, 01/17/31 1 mo. USD
Term SOFR + 2.000% 987,339
451,204
Open Text Corp.‡
2023 Term Loan B,
5.422%, 01/31/30 1 mo. USD
Term SOFR + 1.750% 445,311
732,626
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.672%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 733,457
855,022
TTM Technologies, Inc.‡
2024 Term Loan B,
5.950%, 05/30/30 1 mo. USD
Term SOFR + 2.250% 862,503
PRINCIPAL
AMOUNT a a VALUE a
970,256
ZoomInfo LLC‡
2024 Term Loan B,
5.422%, 02/28/30 1 mo. USD
Term SOFR + 1.750% $ 958,132
4,471,296
Materials (1.2%)
914,676
Axalta Coating Systems U.S.
Holdings, Inc.‡
2024 Term Loan B7,
5.422%, 12/20/29 3 mo. USD
Term SOFR + 1.750% 916,396
977,114
Chemours Co.‡
2025 Term Loan B,
7.172%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 973,694
332,488
Knife River HoldCo‡
Term Loan,
5.738%, 03/08/32 3 mo. USD
Term SOFR + 2.000% 334,567
1,000,000
Qnity Electronics, Inc.‡
Term Loan B,
5.804%, 11/01/32 6 mo. USD
Term SOFR + 2.000% 1,005,940
1,000,000
Solstice Advanced Materials, Inc.‡
Term Loan B,
5.417%, 10/29/32 3 mo. USD
Term SOFR + 1.750% 1,005,940
995,000
Terex Corp.‡
2025 Term Loan,
5.422%, 10/08/31 1 mo. USD
Term SOFR + 1.750% 998,935
5,235,472
Other (0.5%)
1,000,000
Allison Transmission, Inc.‡
2025 Incremental Term Loan B,
5.450%, 01/02/33 3 mo. USD
Term SOFR + 1.750% 1,003,875
992,500
DK Crown Holdings, Inc.‡
2025 Term Loan B,
5.425%, 03/04/32 1 mo. USD
Term SOFR + 1.750% 994,515
1,998,390
TOTAL BANK LOANS
(Cost $35,562,873)
35,628,144
CONVERTIBLE BOND (0.2%)
Health Care (0.2%)
1,000,000 CONMED Corp.
2.250%, 06/15/27
(Cost $968,609) 970,190
CORPORATE BONDS (57.4%)
Airlines (0.6%)
1,091,465 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 08/15/27 1,096,377

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
British Airways Pass-Through Trust*
248,273 Series 2018-1, Class A, 4.125%,
09/20/31 $ 242,409
420,059 Series 2019-1, Class A, 3.350%,
06/15/29 409,410
597,884 JetBlue Pass-Through Trust Series
2020-1, Class B
7.750%, 11/15/28 600,502
2,348,698
Communication Services (2.1%)
1,000,000 Alphabet, Inc.^
4.100%, 11/15/30 1,001,440
1,000,000 Ashtead Capital, Inc.*
4.375%, 08/15/27 999,860
AT&T, Inc.
1,000,000 4.700%, 08/15/30^ 1,015,840
1,000,000 1.700%, 03/25/26 997,090
500,000 Frontier California, Inc. Series F
6.750%, 05/15/27 512,870
1,230,000 Frontier North, Inc. Series G
6.730%, 02/15/28 1,267,564
500,000 Gen Digital, Inc.*
6.750%, 09/30/27 505,055
500,000 Match Group Holdings II LLC*
4.625%, 06/01/28 495,650
500,000 Paramount Global
3.700%, 10/04/26 496,930
500,000 Sirius XM Radio LLC*
3.125%, 09/01/26 497,155
1,000,000 Uber Technologies, Inc.
4.150%, 01/15/31 991,970
8,781,424
Communications (0.2%)
Orange SA*
500,000 4.250%, 01/13/31 495,895
500,000 4.000%, 01/13/29^ 500,110
996,005
Consumer Discretionary (7.5%)
222,000 Advance Auto Parts, Inc.*
7.000%, 08/01/30 225,647
1,000,000 Aptiv Swiss Holdings Ltd.^
4.650%, 09/13/29 1,021,150
1,000,000 AutoNation, Inc.
4.450%, 01/15/29 1,001,970
AutoZone, Inc.
500,000 5.050%, 07/15/26^ 502,605
500,000 4.500%, 02/01/28 504,695
1,000,000 Bath & Body Works, Inc.*
6.625%, 10/01/30 1,024,190
1,000,000 BMW U.S. Capital LLC*
5.050%, 08/11/28 1,024,010
1,000,000 BorgWarner, Inc.
2.650%, 07/01/27 981,570
500,000 Brightstar Lottery PLC*
5.250%, 01/15/29 499,750
1,000,000 Caesars Entertainment, Inc.*
7.000%, 02/15/30 1,033,820
PRINCIPAL
AMOUNT a a VALUE a
Carnival Corp.*
500,000 5.125%, 05/01/29 $ 505,980
500,000 4.000%, 08/01/28 495,220
154,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*
5.125%, 05/01/27 154,265
Daimler Truck Finance North
America LLC*
500,000 5.125%, 09/25/27 508,375
500,000 5.000%, 01/15/27 505,600
252,000 Dana, Inc.
4.250%, 09/01/30 242,147
1,000,000 Denso Corp.*
4.282%, 09/17/30 999,480
1,000,000 DR Horton, Inc.^
4.850%, 10/15/30 1,023,760
1,000,000 Flutter Treasury DAC*
6.375%, 04/29/29 1,031,830
Ford Motor Credit Co. LLC
1,000,000 6.950%, 03/06/26 1,000,420
1,000,000 4.970%, 04/06/29 1,005,410
General Motors Financial Co., Inc.
1,000,000 6.000%, 01/09/28 1,034,080
200,000 5.400%, 04/06/26 200,536
1,000,000 Gildan Activewear, Inc.*
4.700%, 10/07/30 997,320
750,000 goeasy Ltd.*
9.250%, 12/01/28 772,365
500,000 Group 1 Automotive, Inc.*
6.375%, 01/15/30 514,080
1,000,000 Honda Motor Co. Ltd.
4.436%, 07/08/28 1,009,690
215,187 JetBlue Pass-Through Trust Series
2019-1, Class B
8.000%, 05/15/29 216,431
500,000 Kia Corp.*
3.500%, 10/25/27 494,540
1,000,000 Lennar Corp.^
5.200%, 07/30/30 1,030,750
1,000,000 Lithia Motors, Inc.*
5.500%, 10/01/30 1,007,750
1,000,000 Lowe's Cos., Inc.
4.250%, 03/15/31 995,790
1,000,000 M/I Homes, Inc.
4.950%, 02/01/28 998,620
500,000 Mattel, Inc.*
5.875%, 12/15/27 500,800
1,000,000 Meritage Homes Corp.*
3.875%, 04/15/29 984,000
MGM Resorts International
500,000 6.125%, 09/15/29 511,700
500,000 5.500%, 04/15/27^ 503,500
500,000 Nissan Motor Acceptance Co. LLC*
7.050%, 09/15/28 518,800
1,000,000 O'Reilly Automotive, Inc.
5.750%, 11/20/26 1,012,660
500,000 Royal Caribbean Cruises Ltd.*
5.500%, 04/01/28 510,475

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Taylor Morrison Communities, Inc.*
5.750%, 01/15/28 $ 1,019,700
500,000 Whirlpool Corp.
6.125%, 06/15/30 502,025
500,000 ZF North America Capital, Inc.*
6.875%, 04/14/28 516,595
31,144,101
Consumer Staples (1.6%)
500,000 Brink's Co.*
6.500%, 06/15/29 516,300
1,000,000 Cintas Corp. No. 2^
4.200%, 05/01/28 1,006,640
300,000 McCormick & Co., Inc.
0.900%, 02/15/26 299,868
1,000,000 Mondelez International, Inc.^
2.625%, 03/17/27 985,760
1,000,000 Novartis Capital Corp.
4.100%, 11/05/30 1,000,240
1,000,000 Performance Food Group, Inc.*
5.500%, 10/15/27 1,001,280
1,000,000 Sysco Corp.
3.300%, 07/15/26 997,690
1,000,000 United Rentals North America, Inc.
3.875%, 11/15/27 991,850
6,799,628
Energy (3.0%)
500,000 Buckeye Partners LP*
6.875%, 07/01/29 520,620
1,000,000 Enbridge, Inc.^
5.250%, 04/05/27 1,013,940
500,000 EQT Corp.
6.375%, 04/01/29 517,440
1,000,000 Hess Midstream Operations LP*
6.500%, 06/01/29 1,035,540
1,000,000 Kinder Morgan, Inc.^
5.100%, 08/01/29 1,030,860
500,000 Oceaneering International, Inc.
6.000%, 02/01/28 508,890
ONEOK, Inc.
1,000,000 5.550%, 11/01/26 1,010,210
500,000 4.850%, 07/15/26 501,260
500,000 Patterson-UTI Energy, Inc.^
3.950%, 02/01/28 495,505
1,000,000 Schlumberger Holdings Corp.*
5.000%, 05/29/27 1,012,770
1,000,000 South Bow USA Infrastructure
Holdings LLC
4.911%, 09/01/27 1,010,700
Sunoco LP*
500,000 5.875%, 07/15/27 500,885
1,000,000 5.625%, 03/15/31 1,006,750
500,000 VOC Escrow Ltd.*
5.000%, 02/15/28 499,635
Williams Cos., Inc.
1,000,000 5.400%, 03/02/26^ 1,001,340
1,000,000 4.625%, 06/30/30 1,010,880
12,677,225
PRINCIPAL
AMOUNT a a VALUE a
Financials (20.1%)
1,000,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust^
4.875%, 04/01/28 $ 1,016,390
1,000,000 Affiliated Managers Group, Inc.
3.300%, 06/15/30 954,200
1,000,000 African Development Bank
3.875%, 06/12/28 1,006,020
1,000,000 Allstate Corp.
5.050%, 06/24/29 1,031,370
250,000 Ally Financial, Inc.^‡
5.737%, 05/15/29 , 1 day USD
SOFR Index + 1.960% 256,707
American Express Co.‡
500,000 5.389%, 07/28/27 , 1 day USD
SOFR + 0.970% 503,380
1,000,000 5.085%, 01/30/31 , 1 day USD
SOFR Index + 1.020% 1,028,220
500,000 American Homes 4 Rent LP
4.950%, 06/15/30 506,570
1,000,000 American International Group, Inc.
4.850%, 05/07/30 1,025,030
1,000,000 Aon North America, Inc.
5.125%, 03/01/27 1,012,380
500,000 ARES Capital Corp.^
5.250%, 04/12/31 492,175
Arthur J Gallagher & Co.
500,000 4.850%, 12/15/29^ 511,910
500,000 4.600%, 12/15/27 506,045
2,000,000 Asian Development Bank
2.750%, 01/19/28 1,969,380
1,000,000 Asian Infrastructure Investment
Bank
4.000%, 01/18/28 1,007,740
750,000 Aviation Capital Group LLC*
1.950%, 09/20/26 740,010
1,000,000 Avolon Holdings Funding Ltd.*
4.700%, 01/30/31 994,630
1,000,000 AXIS Specialty Finance PLC
4.000%, 12/06/27 998,960
Bank of America Corp.‡
1,000,000 4.979%, 01/24/29 , 1 day USD
SOFR + 0.830% 1,018,610
250,000 Series N, 1.658%, 03/11/27 , 1 day
USD SOFR + 0.910% 249,353
1,000,000 Bank of Montreal^‡
4.350%, 09/22/31 , 1 day USD
SOFR Index + 1.080% 998,550
1,000,000 Bank of New York Mellon‡
4.729%, 04/20/29 , 1 day USD
SOFR + 1.135% 1,017,110
1,000,000 Bank of Nova Scotia^
5.250%, 06/12/28 1,030,370
250,000 BlackRock Funding, Inc.^
4.600%, 07/26/27 253,212
500,000 Blackstone Private Credit Fund
4.950%, 09/26/27 502,800
1,000,000 Boston Properties LP
6.750%, 12/01/27 1,045,630

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,250,000 Capital One Financial Corp.
4.100%, 02/09/27 $ 1,251,300
1,000,000 CBRE Services, Inc.^
4.800%, 06/15/30 1,014,610
Charles Schwab Corp.
1,000,000 4.343%, 11/14/31‡ , 1 day USD
SOFR + 0.940% 999,310
250,000 0.900%, 03/11/26 249,248
1,000,000 Chubb INA Holdings LLC
4.650%, 08/15/29 1,023,310
1,000,000 Citigroup, Inc.^‡
3.887%, 01/10/28 , 3 mo. USD
Term SOFR + 1.825% 998,810
1,000,000 Citizens Bank NA‡
4.192%, 01/29/29 , 1 day USD
SOFR + 0.700% 1,001,650
1,000,000 CNO Global Funding*
4.700%, 12/11/30 1,000,410
750,000 Comerica, Inc.‡
5.982%, 01/30/30 , 1 day USD
SOFR + 2.155% 784,065
1,000,000 Cooperatieve Rabobank UA*‡
4.655%, 08/22/28 , 1 yr. CMT +
1.750% 1,009,270
1,000,000 COPT Defense Properties LP
4.500%, 10/15/30 997,720
1,000,000 Council of Europe Development
Bank
3.750%, 05/25/26 999,890
Credit Acceptance Corp.*
330,000 9.250%, 12/15/28 346,012
222,000 6.625%, 03/15/30 223,094
1,000,000 Danske Bank AS*‡
4.298%, 04/01/28 , 1 yr. CMT +
1.750% 1,002,750
1,000,000 Enact Holdings, Inc.
6.250%, 05/28/29 1,048,380
1,000,000 Essent Group Ltd.
6.250%, 07/01/29 1,047,110
European Investment Bank
1,000,000 4.000%, 02/15/29 1,010,600
1,000,000 3.250%, 11/15/27 994,800
500,000 Federal Realty OP LP
1.250%, 02/15/26 499,545
1,000,000 Federation des Caisses Desjardins
du Quebec*
4.565%, 08/26/30 1,005,880
1,000,000 Fifth Third Bank NA‡
4.967%, 01/28/28 , 1 day USD
SOFR + 0.810% 1,008,760
1,000,000 First Industrial LP
5.250%, 01/15/31 1,018,720
1,000,000 Fiserv, Inc.
4.750%, 03/15/30 1,006,390
1,000,000 FNB Corp.^‡
5.722%, 12/11/30 , 1 day USD
SOFR Index + 1.930% 1,023,850
500,000 GGAM Finance Ltd.*
8.000%, 06/15/28 526,730
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 GLP Capital LP/GLP Financing II,
Inc.
5.750%, 06/01/28 $ 1,025,390
500,000 Goldman Sachs BDC, Inc.^
6.375%, 03/11/27 509,795
1,000,000 Goldman Sachs Group, Inc.‡
4.148%, 01/21/29 , 1 day USD
SOFR + 0.710% 1,000,840
735,000 HAT Holdings I LLC/HAT Holdings
II LLC*
8.000%, 06/15/27 762,202
1,000,000 Host Hotels & Resorts LP Series H^
3.375%, 12/15/29 962,800
1,000,000 Huntington Bancshares, Inc.‡
4.623%, 01/28/32 , 1 day USD
SOFR + 0.990% 1,001,740
500,000 Intercontinental Exchange, Inc.
3.950%, 12/01/28 500,600
JPMorgan Chase & Co.‡
1,000,000 4.915%, 01/24/29 , 1 day USD
SOFR + 0.800% 1,018,120
250,000 1.578%, 04/22/27 , 1 day USD
SOFR + 0.885% 248,653
500,000 KeyCorp‡
5.121%, 04/04/31 , 1 day USD
SOFR Index + 1.227% 512,395
Kreditanstalt fuer Wiederaufbau
1,000,000 3.750%, 02/15/28 1,003,460
300,000 1.000%, 10/01/26^ 294,744
1,000,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
4.750%, 06/15/29 991,880
1,000,000 LPL Holdings, Inc.*
4.625%, 11/15/27 999,980
1,000,000 M&T Bank Corp.‡
4.833%, 01/16/29 , 1 day USD
SOFR + 0.930% 1,016,320
1,000,000 Macquarie Airfinance Holdings
Ltd.*
5.200%, 03/27/28 1,015,830
1,000,000 Metropolitan Life Global Funding
I*^
4.350%, 01/12/31 999,940
500,000 Morgan Stanley‡
5.042%, 07/19/30 , 1 day USD
SOFR + 1.215% 512,320
500,000 Morgan Stanley Bank NA^‡
4.952%, 01/14/28 , 1 day USD
SOFR + 1.080% 504,520
1,000,000 MSCI, Inc.*
4.000%, 11/15/29 979,930
1,000,000 Mutual of Omaha Cos Global
Funding*
5.350%, 04/09/27 1,014,140
531,000 Nasdaq, Inc.
5.350%, 06/28/28 547,265
500,000 National Bank of Canada
5.600%, 12/18/28 521,475

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 National Securities Clearing Corp.*
4.700%, 05/20/30 $ 1,020,620
500,000 NatWest Markets PLC*
1.600%, 09/29/26 492,650
500,000 Nordea Bank Abp*
1.500%, 09/30/26 492,415
1,000,000 Northern Trust Corp.^
4.150%, 11/19/30 1,000,780
1,000,000 Nuveen LLC*
5.550%, 01/15/30 1,037,630
1,000,000 Oesterreichische Kontrollbank AG^
3.625%, 09/09/27 1,000,060
500,000 OneMain Finance Corp.
3.500%, 01/15/27 494,020
1,000,000 PayPal Holdings, Inc.
2.650%, 10/01/26 992,530
500,000 Pinnacle Bank/Nashville TN
5.625%, 02/15/28 510,920
500,000 PNC Financial Services Group, Inc.‡
4.075%, 01/26/29 , 1 day USD
SOFR + 0.610% 500,780
500,000 Pricoa Global Funding I*
1.200%, 09/01/26 492,340
Principal Life Global Funding II*
200,000 5.000%, 01/16/27^ 202,124
1,000,000 4.950%, 11/27/29 1,023,760
1,000,000 Prologis LP^
4.750%, 01/15/31 1,021,670
500,000 Prologis Targeted U.S. Logistics
Fund LP*
5.250%, 04/01/29 515,000
1,000,000 RGA Global Funding*
4.600%, 11/25/30 1,002,320
500,000 RLJ Lodging Trust LP*
3.750%, 07/01/26 497,730
500,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
2.875%, 10/15/26 493,660
750,000 Royal Bank of Canada
6.000%, 11/01/27 777,480
SBA Tower Trust*
250,000 1.840%, 04/15/27 243,374
500,000 1.631%, 11/15/26 490,535
300,000 Skandinaviska Enskilda Banken
AB*^
1.200%, 09/09/26 295,296
500,000 SLM Corp.
3.125%, 11/02/26 493,595
500,000 State Street Corp.^‡
4.530%, 02/20/29 , 1 day USD
SOFR + 1.018% 505,835
1,000,000 Toronto-Dominion Bank^
4.808%, 06/03/30 1,020,620
1,000,000 Toyota Motor Credit Corp.^
4.625%, 01/12/28 1,016,340
1,000,000 Truist Bank Series BKNT‡
4.136%, 10/23/29 , 1 day USD
SOFR + 0.911% 999,520
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 U.S. Bancorp^‡
5.100%, 07/23/30 , 1 day USD
SOFR + 1.250% $ 1,030,080
500,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 494,485
1,000,000 VICI Properties LP
4.750%, 04/01/28 1,010,650
83,882,124
Health Care (3.1%)
1,000,000 180 Medical, Inc.*
3.875%, 10/15/29 975,230
1,000,000 Agilent Technologies, Inc.^
2.750%, 09/15/29 956,580
1,000,000 Cardinal Health, Inc.
5.000%, 11/15/29 1,027,850
1,000,000 CVS Health Corp.
5.000%, 02/20/26 999,580
1,000,000 Elevance Health, Inc.^
4.101%, 03/01/28 1,001,890
1,000,000 Gilead Sciences, Inc.
1.200%, 10/01/27 960,020
1,000,000 Illumina, Inc.
4.750%, 12/12/30 1,010,960
1,000,000 IQVIA, Inc.
5.700%, 05/15/28 1,031,170
500,000 Laboratory Corp. of America
Holdings
2.950%, 12/01/29 477,950
1,000,000 McKesson Corp.
4.650%, 05/30/30 1,016,280
500,000 Sanofi SA
3.800%, 11/03/28 500,545
Teva Pharmaceutical Finance
Netherlands III BV
1,000,000 5.125%, 05/09/29^ 1,011,420
295,000 3.150%, 10/01/26 292,849
1,000,000 Thermo Fisher Scientific, Inc.^
5.000%, 01/31/29 1,030,040
500,000 UnitedHealth Group, Inc.
5.250%, 02/15/28 512,660
12,805,024
Industrials (7.7%)
500,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 517,860
1,000,000 AGCO Corp.
5.450%, 03/21/27 1,013,870
500,000 Air Lease Corp.
2.200%, 01/15/27 491,625
500,000 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.*
5.750%, 04/20/29 505,695
1,000,000 Amphenol Corp.
5.050%, 04/05/27 1,013,700
1,000,000 Amrize Finance U.S. LLC^
4.700%, 04/07/28 1,014,300
466,000 Berry Global, Inc.*
4.875%, 07/15/26 466,233

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 Canadian Pacific Railway Co.
4.000%, 06/01/28 $ 1,001,350
500,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 518,355
1,000,000 CNH Industrial Capital LLC
4.500%, 10/08/27 1,006,930
1,100,000 CRH SMW Finance DAC
5.125%, 01/09/30 1,134,144
932,875 Delta Air Lines Pass-Through Trust
Series 2020-1, Class AA
2.000%, 06/10/28 900,747
1,100,000 Eaton Capital ULC
4.450%, 05/09/30 1,109,361
608,000 EnerSys*
4.375%, 12/15/27 605,313
250,000 GATX Corp.
5.400%, 03/15/27 253,563
500,000 Graphic Packaging International
LLC*
1.512%, 04/15/26 496,805
500,000 GXO Logistics, Inc.^
1.650%, 07/15/26 494,215
500,000 Herc Holdings, Inc.*
6.625%, 06/15/29 517,745
1,000,000 Ingersoll Rand, Inc.
5.400%, 08/14/28 1,033,860
1,000,000 Jabil, Inc.
4.200%, 02/01/29 999,880
500,000 JB Hunt Transport Services, Inc.^
4.900%, 03/15/30 511,430
500,000 Johnson Controls International PLC/
Tyco Fire & Security Finance SCA
5.500%, 04/19/29 521,240
1,000,000 Lennox International, Inc.
5.500%, 09/15/28 1,032,600
1,000,000 Mohawk Industries, Inc.
5.850%, 09/18/28 1,043,100
1,000,000 Nordson Corp.
5.600%, 09/15/28 1,035,360
1,000,000 Owens Corning
5.500%, 06/15/27 1,019,510
1,000,000 Parker-Hannifin Corp.
4.250%, 09/15/27 1,005,830
1,000,000 Paychex, Inc.
5.100%, 04/15/30 1,028,710
1,000,000 Penske Truck Leasing Co. LP/PTL
Finance Corp.*
5.250%, 02/01/30 1,029,820
1,000,000 Ryder System, Inc.
5.650%, 03/01/28 1,030,690
250,000 Sealed Air Corp.*
4.000%, 12/01/27 249,202
389,000 Sealed Air Corp./Sealed Air Corp.
U.S.*
6.125%, 02/01/28 395,317
309,000 Sensata Technologies BV*
4.000%, 04/15/29 302,647
PRINCIPAL
AMOUNT a a VALUE a
SMBC Aviation Capital Finance
DAC*
500,000 5.100%, 04/01/30^ $ 511,195
500,000 1.900%, 10/15/26 492,415
500,000 TransDigm, Inc.*
6.375%, 03/01/29 514,770
Tyco Electronics Group SA
1,000,000 4.500%, 02/13/26 1,000,160
200,000 4.500%, 02/09/31 201,886
United Airlines Pass-Through Trust
547,965 Series 2019-1, Class A, 4.550%,
08/25/31 534,151
1,106,057 Series 2019-2, Class A, 2.900%,
05/01/28 1,062,622
314,454 Series 2018-1, Class B, 4.600%,
03/01/26 315,184
1,000,000 Veralto Corp.
5.500%, 09/18/26 1,009,210
500,000 WESCO Distribution, Inc.*
6.375%, 03/15/29 516,355
500,000 Williams Scotsman, Inc.*
6.625%, 06/15/29 517,290
31,976,245
Information Technology (5.4%)
1,000,000 Accenture Capital, Inc.^
4.050%, 10/04/29 1,003,530
1,000,000 Applied Materials, Inc.
4.800%, 06/15/29 1,026,260
1,000,000 Block, Inc.*
5.625%, 08/15/30 1,018,640
1,000,000 Booz Allen Hamilton, Inc.*
3.875%, 09/01/28 984,520
1,000,000 Broadcom, Inc.
4.200%, 10/15/30 997,180
715,000 Broadridge Financial Solutions, Inc.
3.400%, 06/27/26 713,620
1,000,000 Cadence Design Systems, Inc.
4.200%, 09/10/27 1,004,830
500,000 CDW LLC/CDW Finance Corp.
3.250%, 02/15/29 482,800
500,000 CGI, Inc.
1.450%, 09/14/26 492,470
1,000,000 Dell International LLC/EMC Corp.
4.750%, 04/01/28 1,014,340
500,000 Fortinet, Inc.
1.000%, 03/15/26 498,870
1,000,000 Hewlett Packard Enterprise Co.
4.400%, 09/25/27 1,005,720
500,000 HP, Inc.
1.450%, 06/17/26 495,480
505,000 International Business Machines
Corp.^
4.500%, 02/06/26 505,091
1,000,000 Intuit, Inc.
5.250%, 09/15/26 1,007,730
1,000,000 Keysight Technologies, Inc.
3.000%, 10/30/29 959,100

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,000,000 NVIDIA Corp.
1.550%, 06/15/28 $ 952,740
1,000,000 NXP BV/NXP Funding LLC/NXP
USA, Inc.
4.300%, 08/19/28 1,004,620
500,000 Open Text Corp.*
6.900%, 12/01/27 516,585
Oracle Corp.
500,000 4.800%, 08/03/28 503,530
1,000,000 2.650%, 07/15/26 993,250
500,000 Roper Technologies, Inc.^
4.200%, 09/15/28 502,165
1,000,000 Synopsys, Inc.
4.850%, 04/01/30 1,020,860
Take-Two Interactive Software, Inc.
1,000,000 5.400%, 06/12/29 1,036,230
500,000 5.000%, 03/28/26 500,735
1,000,000 TD SYNNEX Corp.
4.300%, 01/17/29 1,000,310
Texas Instruments, Inc.
500,000 4.600%, 02/15/28 507,980
250,000 1.125%, 09/15/26^ 246,130
500,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 477,475
22,472,791
Materials (0.3%)
500,000 Alumina Pty. Ltd.*
6.125%, 03/15/30 515,820
250,000 Genuine Parts Co.
4.950%, 08/15/29 254,105
500,000 Sherwin-Williams Co.^
3.450%, 06/01/27 497,075
1,267,000
Other (1.2%)
1,000,000 Element Fleet Management Corp.*
5.037%, 03/25/30 1,021,870
1,000,000 Inter-American Development Bank^
4.000%, 01/12/28 1,007,850
1,000,000 International Bank for
Reconstruction & Development
1.375%, 04/20/28 953,480
1,000,000 International Finance Corp.
4.500%, 01/21/28 1,017,440
1,000,000 Nordic Investment Bank
3.750%, 05/09/30 999,090
4,999,730
Real Estate (2.2%)
1,000,000 American Tower Corp.
1.600%, 04/15/26 995,480
1,000,000 Brixmor Operating Partnership LP
4.125%, 06/15/26 1,000,210
1,000,000 Camden Property Trust^
5.850%, 11/03/26 1,013,010
1,000,000 Crown Castle, Inc.
4.450%, 02/15/26 1,000,120
1,000,000 EPR Properties
4.750%, 11/15/30 992,020
PRINCIPAL
AMOUNT a a VALUE a
750,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 $ 730,875
1,000,000 Public Storage Operating Co.^
5.125%, 01/15/29 1,033,220
1,000,000 Realty Income Corp.
3.950%, 02/01/29 996,990
1,000,000 Simon Property Group LP
4.375%, 10/01/30 1,004,970
167,000 Weyerhaeuser Co.
4.750%, 05/15/26 167,411
8,934,306
Special Purpose Acquisition Companies (0.2%)
1,000,000 New York Life Global Funding*
4.150%, 07/25/28 1,005,860
Utilities (2.2%)
1,000,000 Alliant Energy Finance LLC*
5.400%, 06/06/27 1,014,100
1,000,000 Dayton Power & Light Co.
4.550%, 08/15/30 995,590
1,000,000 Duke Energy Carolinas LLC^
4.850%, 03/15/30 1,028,630
500,000 Entergy Texas, Inc.
1.500%, 09/01/26 492,100
500,000 National Rural Utilities Cooperative
Finance Corp.
4.120%, 09/16/27 502,130
1,000,000 NextEra Energy Capital Holdings,
Inc.
4.850%, 02/04/28 1,018,150
1,000,000 Niagara Mohawk Power Corp.*^
4.647%, 10/03/30 1,006,690
1,000,000 NiSource, Inc.
5.200%, 07/01/29 1,031,480
1,000,000 NSTAR Electric Co.
3.200%, 05/15/27 992,740
25,000 PPL Capital Funding, Inc. Series A‡
6.612%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 24,788
1,000,000 Sempra
3.400%, 02/01/28 988,500
9,094,898
TOTAL CORPORATE BONDS
(Cost $235,998,703)
239,185,059
MUNICIPAL OBLIGATIONS (2.7%)
Consumer Discretionary (0.1%)
200,000
Washington State Housing Finance
Commission
5.285%, 06/01/27 204,348
300,000
Washington State Housing Finance
Commission
5.345%, 12/01/27 308,998
513,346

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Other (2.5%)
100,000
Alaska Housing Finance Corp.
4.808%, 06/01/27 $ 101,628
250,000
City of Carmel Waterworks Revenue
4.966%, 05/01/28 255,505
280,000
City of Mishawaka
4.680%, 02/15/26 280,073
205,000
City of Mishawaka
4.700%, 08/15/26 205,912
120,000
City of Omaha
0.983%, 04/15/26 119,325
400,000
Colorado Housing & Finance
Authority
4.390%, 11/01/29 407,530
375,000
Colorado Housing & Finance
Authority
5.402%, 05/01/27 380,766
370,000
Colorado Housing & Finance
Authority
5.452%, 11/01/27 377,711
1,000,000
Commonwealth of Massachusetts
5.306%, 01/01/30 1,029,813
1,000,000
Connecticut Housing Finance
Authority
4.771%, 05/15/30 1,031,141
135,000
East Montgomery County
Improvement District Sales Tax
Revenue
1.550%, 08/15/26 133,489
375,000
Florida Housing Finance Corp.
5.077%, 07/01/26 376,534
190,000
Florida Housing Finance Corp.
5.086%, 01/01/27 191,741
170,000
Florida Housing Finance Corp.
5.136%, 07/01/27 172,360
200,000
Idaho Housing & Finance
Association
4.398%, 07/01/29 202,263
235,000
Idaho Housing & Finance
Association
4.418%, 01/01/30 237,646
115,000
Idaho Housing & Finance
Association
4.478%, 07/01/30 116,323
250,000
Indiana Housing & Community
Development Authority
5.065%, 01/01/27 253,108
175,000
Indiana Housing & Community
Development Authority
5.095%, 07/01/26 175,972
350,000
Iowa Finance Authority
5.412%, 07/01/27 358,509
505,000
Iowa Finance Authority
5.502%, 07/01/28 525,349
250,000
Nevada Housing Division
5.251%, 10/01/26 252,675
450,000
Nevada Housing Division
5.268%, 04/01/27 458,580
PRINCIPAL
AMOUNT a a VALUE a
435,000
Nevada Housing Division
5.338%, 10/01/27 $ 446,961
100,000
New Mexico Mortgage Finance
Authority
4.447%, 03/01/30 101,896
390,000
New York City Transitional Finance
Authority Future Tax Secured
Revenue
1.250%, 05/01/26 387,697
390,000
New York City Transitional Finance
Authority Future Tax Secured
Revenue
3.430%, 08/01/26 389,390
255,000
New York State Dormitory Authority
2.438%, 02/15/26 254,879
125,000
Utah Housing Corp.
4.627%, 07/01/29 127,789
145,000
Victor Valley Community College
District
2.878%, 08/01/26 144,302
300,000
West Virginia Housing Development
Fund
4.510%, 05/01/30 304,003
200,000
West Virginia Housing Development
Fund
4.560%, 11/01/30 202,545
170,000
Westminster Public Schools
0.906%, 12/01/26 166,142
115,000
Wisconsin Housing & Economic
Development Authority Home
Ownership Revenue
4.518%, 03/01/29 117,385
100,000
Wisconsin Housing & Economic
Development Authority Home
Ownership Revenue
4.568%, 09/01/29 102,284
10,389,226
Utilities (0.1%)
505,000
Augusta Water & Sewer Revenue
4.300%, 10/01/26 505,235
TOTAL MUNICIPAL
OBLIGATIONS
(Cost $11,246,800)
11,407,807
RESIDENTIAL MORTGAGE BACKED SECURITIES (1.0%)
Financials (0.4%)
28,495
Bank
Series 2019-BN16, Class A2
3.933%, 02/15/52 28,381
1,167,580
GS Mortgage-Backed Securities
Corp. Trust
Series 2021-PJ4, Class A8*‡
2.500%, 09/25/51 1,061,425
467,487
GS Mortgage-Backed Securities
Trust
Series 2021-PJ11, Class A8*‡
2.500%, 04/25/52 422,704
1,512,510

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
PRINCIPAL
AMOUNT a a VALUE a
Real Estate (0.6%)
2,652,255
GS Mortgage Securities Corp. Trust
Series 2023-SHIP, Class A*‡
4.322%, 09/10/38 $ 2,649,580
TOTAL RESIDENTIAL
MORTGAGE BACKED
SECURITIES
(Cost $4,295,841)
4,162,090
SOVEREIGN BONDS (1.6%)
Financials (0.5%)
1,000,000 Development Bank of Japan, Inc.*
5.125%, 09/01/26 1,007,153
1,000,000 Kommunalbanken AS*
3.625%, 10/16/28 998,442
200,000 Kommunalbanken AS*
4.500%, 09/01/28 203,964
2,209,559
Other (1.1%)
500,000 Export Development Canada
3.875%, 02/14/28 502,456
1,000,000 Export Development Canada
4.125%, 02/13/29 1,013,256
1,003,000 Export-Import Bank of Korea
5.000%, 01/11/28 1,025,566
1,000,000 Japan Bank for International
Cooperation
4.250%, 04/27/26 1,000,758
1,000,000 Svensk Exportkredit AB
4.125%, 06/14/28 1,010,099
4,552,135
TOTAL SOVEREIGN BONDS
(Cost $6,733,459)
6,761,694
U.S. GOVERNMENT AND AGENCY SECURITIES (5.7%)
Other (5.7%)
Federal National Mortgage
Association
3,779,254 3.500%, 05/01/35 3,732,721
1,054,337 3.500%, 07/01/35 1,032,604
849,080 2.500%, 04/01/31 825,812
U.S. Treasury Notes
6,000,000 4.250%, 02/28/29^ 6,109,453
5,000,000 4.250%, 01/31/30 5,098,438
3,000,000 3.500%, 09/30/29 2,981,367
PRINCIPAL
AMOUNT a a VALUE a
4,000,000 3.375%, 09/15/28 $ 3,979,531
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $23,489,224)
23,759,926
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT e e VALUE e
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.3%)
17,887,138
State Street Navigator Securities
Lending Government Money Market
Portfolio, 3.704%†***
(Cost $17,887,138) $ 17,887,138
TOTAL INVESTMENTS (102.9%)
(Cost $425,235,218)
429,210,503
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.3%) (17,887,138)
OTHER ASSETS, LESS LIABILITIES (1.4%)
5,674,689
NET ASSETS (100.0%) $ 416,998,054
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
** Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January
31, 2026.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at January 31,
2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
^ Security, or portion of security, is on loan.
† Represents investment of cash collateral received from securities on loan as of January 31, 2026.
*** The rate disclosed is the 7 day net yield as of January 31, 2026.
ABBREVIATION
SOFR Secured Overnight Financing Rate
FUTURES CONTRACTS

Calamos Short-Term Bond Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
NUMBER OF
CONTRACTS DESCRIPTION
EXPIRATION
DATE
NOTIONAL
VALUE
MARKET VALUE/
UNREALIZED
APPRECIATION
(DEPRECIATION)
Buys
25,000,000 U.S. Treasury Note
5-Year Mar 2026 $ 27,232,422 $ (195,921)
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Securities 75 $ — $ 89,448,455 $ — $ 89,448,455
Bank Loans 43 — 35,628,144 — 35,628,144
Convertible Bond 1 — 970,190 — 970,190
Corporate Bonds 307 — 239,185,059 — 239,185,059
Municipal Obligations 41 — 11,407,807 — 11,407,807
Residential Mortgage Backed Securities 4 — 4,162,090 — 4,162,090
Sovereign Bonds 8 — 6,761,694 — 6,761,694
U.S. Government and Agency Securities 7 — 23,759,926 — 23,759,926
Investment of Cash Collateral for Securities Loaned 1 — 17,887,138 — 17,887,138
Total $ — $ 429,210,503 $ — $ 429,210,503
Liabilities: — — — —
Futures Contracts 1 $ 195,921 $ — $ — $ 195,921
Total $ 195,921 $ — $ — $ 195,921

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of nineteen series,  Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible
Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Select Fund, International Growth Fund,
Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income
Opportunities Fund, and Short-Term Bond Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of
1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C (except Timpani SMID
Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani
Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small
Cap Growth Fund only.
Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:
Funds Valuation. The Trust’s Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the net asset value
(“NAV”) on any day on which the Fund’s NAVs are determined. The valuation of the Funds’ investments is in accordance with these procedures.
Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing
Price, the last current reported sale price on NASDAQ
®
at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.
New purchases in Private Funds may be valued at acquisition cost until an NAV is provided by the Private Fund's investment manager. Thereafter, investments in Private Funds are generally valued using the quarterly (or more frequent) NAV provided by the Private Funds (the "practical expedient")
to determine the fair value of such interests. Calamos Advisors, as valuation designee, will review the practical expedient and determine reasonableness based on its knowledge of current market conditions and the individual characteristics of the applicable Private Fund. In circumstances where a Fund's valuation date is in between a date in which a Private Fund reports its NAV or such NAV is otherwise unavailable, Calamos Advisors shall consider whether an adjustment to the most recent NAV per share is appropriate, considering the practical expedient and adjusting in good faith based on factors Calamos
Advisors deems appropriate.
Investments in equity or credit of privately held companies may be valued using the income approach, market approach, cost approach, option pricing approach, recent transaction approach, liquidation approach, or any other method of valuation deemed reasonable by Calamos Advisors, as valuation designee, to assess the valuation of the investment. With respect to private equity investments, an appropriate discount for lack of marketability will be applied to any approach which does not reflect such a discount. The security will be monitored daily for relevant news and valuation-affecting events.
Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.
If the Advisor’s pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.
Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
Private Investment Fund. The Funds may also invest in privately placed securities, including in third-party private funds ("Private Funds") that themselves invest in equity securities of privately held companies subject to applicable limits under the 1940 Act.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.
As of January 31, 2026, a Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
Note 2 – Short Sales
Securities sold short represent obligations to deliver the securities at a future date. A Funds may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-
dealer through which it made the short sale.
To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
Note 3 – Fair Value Measurements
Various inputs are used to determine the value of each Fund’s investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including each Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund’s investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.
Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy, however these amounts are shown in the fair value hierarchy table under net asset value in order to reconcile back to the Schedule of Investments.
The following description of investment categories should be read in conjunction with the schedule of investment.
Primary Investment - A newly established fund managed by a third-party manager which raises capital commitments from investors to invest in and acquire private companies